UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

1

VARIABLE INSURANCE PORTFOLIOS	Semiannual Report JUNE 30, 2017

Ivy Variable Insurance Portfolios

Pathfinder Aggressive		Class II
Pathfinder Conservative		Class II
Pathfinder Moderate		Class II
Pathfinder Moderately Aggressive		Class II
Pathfinder Moderately Conservative		Class II
Pathfinder Moderate — Managed Volatility		Class II
Pathfinder Moderately Aggressive — Managed Volatility		Class II
Pathfinder Moderately Conservative — Managed Volatility		Class II
Advantus Real Estate Securities		Class II
Asset Strategy	Class I	Class II
Balanced		Class II
Bond		Class II
Core Equity		Class II
Dividend Opportunities		Class II
Energy	Class I	Class II
Global Bond		Class II
Global Growth		Class II
Government Money Market		Class II
Growth		Class II
High Income	Class I	Class II
International Core Equity		Class II
Limited-Term Bond		Class II
Micro Cap Growth	Class I	Class II
Mid Cap Growth	Class I	Class II
Natural Resources		Class II
Science and Technology	Class I	Class II
Small Cap Core		Class II
Small Cap Growth		Class II
Value		Class II

CONTENTS	IVY VIP

2	SEMIANNUAL REPORT	2017

PRESIDENT’S LETTER	IVY VIP

JUNE 30, 2017 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

Across the six months since our last report, investors endured concerns about global economic growth, the level of interest rates, fluctuation in oil prices and political surprises in select countries across the globe. As we began 2017, domestic equity markets rose sharply, with the trend continuing through mid-2017. See the table for a comparison of some common market metrics over the last six months.

Many investors may be unsettled by the prospect that continued change — in leadership of key countries around the world, in government policy, in interest rate levels — will contribute to market volatility and general uncertainty. While that may be true at times, we believe it is important to stay focused on the fundamentals and merits of sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While government policies can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

By the end of June 2017, the U.S. economy remained fundamentally sound, supported primarily by the U.S. consumer, who is benefitting from lower energy prices, lower inflation in general and an improved labor market. Overall, the global economy has improved over the past six months. In particular, economic growth in the eurozone has accelerated, benefitting from domestic policy stimulus and improving external demand.

The U.S. Federal Reserve (Fed) raised interest rates slightly in December 2016 and then again in March and June of this year. The Fed has indicated the potential for more rate increases as we move through 2017 and hinted towards decreasing the size of its balance sheet. We believe job growth and inflation will be the most important determinants in the direction of long-term central bank policy. Overseas, a better economic outlook has caused the European Central Bank to consider adjusting its policies.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	6/30/2017	12/31/2016
S&P 500 Index	2,423.41	2,238.83
MSCI EAFE Index	1,883.19	1,684.00
10-Year Treasury Yield	2.31%	2.45%
U.S. unemployment rate	4.4%	4.7%
30-year fixed mortgage rate	3.88%	4.32%
Oil price per barrel	$46.04	$53.72

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2017	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

Expense Example

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios or Managed Volatility Portfolios annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2017.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses for each share class. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses for each share class based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

4	SEMIANNUAL REPORT	2017

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio*	Beginning Account Value 12-31-16	Ending Account Value 6-30-17	Expenses Paid During Period**	Beginning Account Value 12-31-16	Ending Account Value 6-30-17	Expenses Paid During Period**	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive
Class II	$1,000	$1,102.10	$0.53	$1,000	$1,024.34	$0.51	0.09%
Pathfinder Conservative
Class II	$1,000	$1,053.40	$0.41	$1,000	$1,024.43	$0.40	0.07%
Pathfinder Moderate
Class II	$1,000	$1,075.20	$0.21	$1,000	$1,024.62	$0.20	0.03%
Pathfinder Moderately Aggressive
Class II	$1,000	$1,085.80	$0.21	$1,000	$1,024.62	$0.20	0.04%
Pathfinder Moderately Conservative
Class II	$1,000	$1,065.40	$0.21	$1,000	$1,024.56	$0.20	0.05%
Pathfinder Moderate – Managed Volatility
Class II	$1,000	$1,070.20	$1.24	$1,000	$1,023.62	$1.21	0.24%
Pathfinder Moderately Aggressive – Managed Volatility
Class II	$1,000	$1,080.30	$1.56	$1,000	$1,023.28	$1.52	0.31%
Pathfinder Moderately Conservative – Managed Volatility
Class II	$1,000	$1,060.50	$1.55	$1,000	$1,023.32	$1.52	0.30%
Advantus Real Estate Securities
Class II	$1,000	$1,030.50	$6.40	$1,000	$1,018.54	$6.36	1.26%
Asset Strategy
Class I***	$1,000	$1,015.70	$1.41	$1,000	$1,020.94	$3.94	0.78%
Class II	$1,000	$1,082.00	$5.31	$1,000	$1,019.73	$5.15	1.02%
Balanced
Class II	$1,000	$1,058.20	$5.15	$1,000	$1,019.77	$5.05	1.01%
Bond
Class II	$1,000	$1,027.50	$3.95	$1,000	$1,020.90	$3.94	0.79%
Core Equity
Class II	$1,000	$1,062.80	$4.85	$1,000	$1,020.06	$4.75	0.95%
Dividend Opportunities
Class II	$1,000	$1,062.80	$5.16	$1,000	$1,019.84	$5.05	1.00%
Energy
Class I***	$1,000	$884.80	$1.60	$1,000	$1,020.04	$4.85	0.96%
Class II	$1,000	$762.10	$5.20	$1,000	$1,018.85	$5.96	1.20%
Global Bond
Class II	$1,000	$1,021.90	$3.13	$1,000	$1,021.72	$3.13	0.62%
Global Growth
Class II	$1,000	$1,124.60	$5.95	$1,000	$1,019.19	$5.65	1.13%
Government Money Market
Class II	$1,000	$1,002.00	$2.00	$1,000	$1,022.77	$2.02	0.41%

2017	SEMIANNUAL REPORT	5

ILLUSTRATION OF PORTFOLIO EXPENSES	IVY VIP

(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-16	Ending Account Value 6-30-17	Expenses Paid During Period**	Beginning Account Value 12-31-16	Ending Account Value 6-30-17	Expenses Paid During Period**	Annualized Expense Ratio Based on the Six-Month Period
Growth
Class II	$1,000	$1,130.70	$5.22	$1,000	$1,019.86	$4.95	1.00%
High Income
Class I***	$1,000	$1,010.20	$1.21	$1,000	$1,021.53	$3.34	0.66%
Class II	$1,000	$1,043.60	$4.60	$1,000	$1,020.28	$4.55	0.91%
International Core Equity
Class II	$1,000	$1,143.20	$6.22	$1,000	$1,019.02	$5.86	1.16%
Limited-Term Bond
Class II	$1,000	$1,011.70	$4.02	$1,000	$1,020.79	$4.04	0.81%
Micro Cap Growth
Class I	$1,000	$1,045.00	$1.94	$1,000	$1,019.34	$5.45	1.10%
Class II	$1,000	$1,068.00	$6.93	$1,000	$1,018.13	$6.76	1.34%
Mid Cap Growth
Class I***	$1,000	$1,033.80	$1.53	$1,000	$1,020.56	$4.24	0.85%
Class II	$1,000	$1,128.00	$5.85	$1,000	$1,019.34	$5.55	1.10%
Natural Resources
Class II	$1,000	$901.50	$6.47	$1,000	$1,017.97	$6.86	1.38%
Science and Technology
Class I***	$1,000	$1,029.00	$1.62	$1,000	$1,020.24	$4.65	0.92%
Class II	$1,000	$1,161.00	$6.16	$1,000	$1,019.05	$5.75	1.16%
Small Cap Core
Class II	$1,000	$1,049.40	$5.94	$1,000	$1,019.04	$5.86	1.16%
Small Cap Growth
Class II	$1,000	$1,125.30	$6.06	$1,000	$1,019.14	$5.75	1.14%
Value
Class II	$1,000	$1,063.50	$5.16	$1,000	$1,019.79	$5.05	1.01%

*	Each Portfolio offers Class II shares. Asset Strategy, Energy, High Income, Micro Cap Growth, Mid Cap Growth and Science and Technology also offer Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone.

**	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2017, and divided by 365.

***	Portfolio expenses for the share class are equal to the Portfolio’s annualized expense ratio for the share class (provided in table), multiplied by the average account value over the period, multiplied by 64 days in the six-month period ended June 30, 2017, and divided by 365. Actual inception date of the share class is 4-28-17 (the date on which shares were first acquired by shareholders).

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Portfolios.

The above illustrations are based on ongoing costs only.

6	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy VIP Growth, Class II	19.5%
Ivy VIP International Core Equity, Class II	17.2%
Ivy VIP Global Growth, Class II	12.0%
Ivy VIP Value, Class II	9.6%
Ivy VIP Mid Cap Growth, Class I	9.1%
Ivy VIP Small Cap Core, Class II	8.7%
Ivy VIP Small Cap Growth, Class II	8.6%
Ivy VIP Limited-Term Bond, Class II	5.7%
Ivy VIP Bond, Class II	4.9%
Ivy VIP High Income, Class I	3.4%
Liabilities, Net of Cash and Other Assets, and Cash Equivalents+	1.3%

Pathfinder Conservative – Asset Allocation

Ivy VIP Government Money Market, Class II	27.4%
Ivy VIP Limited-Term Bond, Class II	18.1%
Ivy VIP Growth, Class II	12.7%
Ivy VIP Dividend Opportunities, Class II	10.9%
Ivy VIP Bond, Class II	5.9%
Ivy VIP International Core Equity, Class II	5.6%
Ivy VIP Global Growth, Class II	3.9%
Ivy VIP Small Cap Growth, Class II	3.7%
Ivy VIP Mid Cap Growth, Class I	3.0%
Ivy VIP Value, Class II	3.0%
Ivy VIP Small Cap Core, Class II	2.5%
Ivy VIP High Income, Class I	2.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.9%

Pathfinder Moderate – Asset Allocation

Ivy VIP Dividend Opportunities, Class II	15.0%
Ivy VIP Government Money Market, Class II	13.8%
Ivy VIP Growth, Class II	12.8%
Ivy VIP Limited-Term Bond, Class II	12.0%
Ivy VIP International Core Equity, Class II	11.4%
Ivy VIP Global Growth, Class II	8.2%
Ivy VIP Bond, Class II	5.5%
Ivy VIP Small Cap Growth, Class II	5.5%
Ivy VIP Small Cap Core, Class II	4.3%
Ivy VIP Value, Class II	4.3%
Ivy VIP Mid Cap Growth, Class I	4.2%
Ivy VIP High Income, Class I	2.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy VIP Dividend Opportunities, Class II	15.1%
Ivy VIP International Core Equity, Class II	14.1%
Ivy VIP Growth, Class II	13.3%
Ivy VIP Limited-Term Bond, Class II	10.8%
Ivy VIP Global Growth, Class II	10.4%
Ivy VIP Small Cap Core, Class II	6.3%
Ivy VIP Small Cap Growth, Class II	6.2%
Ivy VIP Value, Class II	5.6%
Ivy VIP Bond, Class II	5.2%
Ivy VIP Government Money Market, Class II	5.0%
Ivy VIP Mid Cap Growth, Class I	4.8%
Ivy VIP High Income, Class I	3.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.1%

Pathfinder Moderately Conservative – Asset Allocation

Ivy VIP Government Money Market, Class II	18.8%
Ivy VIP Limited-Term Bond, Class II	17.0%
Ivy VIP Growth, Class II	13.8%
Ivy VIP Dividend Opportunities, Class II	11.0%
Ivy VIP International Core Equity, Class II	8.6%
Ivy VIP Global Growth, Class II	5.9%
Ivy VIP Bond, Class II	5.7%
Ivy VIP Small Cap Growth, Class II	4.7%
Ivy VIP Value, Class II	4.1%
Ivy VIP Mid Cap Growth, Class I	4.0%
Ivy VIP Small Cap Core, Class II	3.5%
Ivy VIP High Income, Class I	2.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.3%

Pathfinder Moderate – Managed Volatility – Asset Allocation

Ivy VIP Dividend Opportunities, Class II	14.6%
Ivy VIP Government Money Market, Class II	13.4%
Ivy VIP Growth, Class II	12.4%
Ivy VIP Limited-Term Bond, Class II	11.7%
Ivy VIP International Core Equity, Class II	11.1%
Ivy VIP Global Growth, Class II	7.9%
Ivy VIP Bond, Class II	5.3%
Ivy VIP Small Cap Growth, Class II	5.3%
Ivy VIP Small Cap Core, Class II	4.2%
Ivy VIP Value, Class II	4.2%
Ivy VIP Mid Cap Growth, Class I	4.1%
Ivy VIP High Income, Class I	2.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.0%

2017	SEMIANNUAL REPORT	7

PORTFOLIO HIGHLIGHTS	PATHFINDER PORTFOLIOS

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Pathfinder Moderately Aggressive – Managed Volatility – Asset Allocation

Ivy VIP Dividend Opportunities, Class II	14.7%
Ivy VIP International Core Equity, Class II	13.8%
Ivy VIP Growth, Class II	13.0%
Ivy VIP Limited-Term Bond, Class II	10.5%
Ivy VIP Global Growth, Class II	10.2%
Ivy VIP Small Cap Core, Class II	6.2%
Ivy VIP Small Cap Growth, Class II	6.1%
Ivy VIP Value, Class II	5.4%
Ivy VIP Bond, Class II	5.1%
Ivy VIP Government Money Market, Class II	4.9%
Ivy VIP Mid Cap Growth, Class I	4.7%
Ivy VIP High Income, Class I	3.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.3%

Pathfinder Moderately Conservative – Managed Volatility – Asset Allocation

Ivy VIP Government Money Market, Class II	18.3%
Ivy VIP Limited-Term Bond, Class II	16.6%
Ivy VIP Growth, Class II	13.4%
Ivy VIP Dividend Opportunities, Class II	10.8%
Ivy VIP International Core Equity, Class II	8.4%
Ivy VIP Global Growth, Class II	5.8%
Ivy VIP Bond, Class II	5.6%
Ivy VIP Small Cap Growth, Class II	4.6%
Ivy VIP Mid Cap Growth, Class I	3.9%
Ivy VIP Value, Class II	3.9%
Ivy VIP Small Cap Core, Class II	3.4%
Ivy VIP High Income, Class I	2.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

8	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2017 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	703	$3,717
Ivy VIP Global Growth, Class II	1,014	9,038
Ivy VIP Growth, Class II	1,390	14,689
Ivy VIP High Income, Class I	709	2,523
Ivy VIP International Core Equity, Class II	751	12,957
Ivy VIP Limited-Term Bond, Class II	881	4,291
Ivy VIP Mid Cap Growth, Class I	660	6,810
Ivy VIP Small Cap Core, Class II	389	6,577
Ivy VIP Small Cap Growth, Class II	612	6,505
Ivy VIP Value, Class II	1,189	7,239

TOTAL AFFILIATED MUTUAL FUNDS – 98.7%		$74,346
(Cost: $78,218)

SHORT-TERM SECURITIES	Principal
Master Note – 1.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$991	991

TOTAL SHORT-TERM SECURITIES – 1.3%		$991
(Cost: $991)

TOTAL INVESTMENT SECURITIES – 100.0%		$75,337
(Cost: $79,209)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(6)

NET ASSETS – 100.0%		$75,331

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$74,346	$—	$—
Short-Term Securities	—	991	—

Total	$74,346	$991	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	1,254	$6,634
Ivy VIP Dividend Opportunities, Class II	1,552	12,245
Ivy VIP Global Growth, Class II	493	4,390
Ivy VIP Government Money Market, Class II	30,600	30,600
Ivy VIP Growth, Class II	1,343	14,202
Ivy VIP High Income, Class I	742	2,641
Ivy VIP International Core Equity, Class II	362	6,240
Ivy VIP Limited-Term Bond, Class II	4,161	20,261
Ivy VIP Mid Cap Growth, Class I	323	3,331
Ivy VIP Small Cap Core, Class II	165	2,795
Ivy VIP Small Cap Growth, Class II	390	4,147
Ivy VIP Value, Class II	551	3,357

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%		$110,843
(Cost: $113,790)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$765	765

TOTAL SHORT-TERM SECURITIES – 0.7%		$765
(Cost: $765)

TOTAL INVESTMENT SECURITIES – 99.8%		$111,608
(Cost: $114,555)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		192

NET ASSETS – 100.0%		$111,800

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$110,843	$—	$—
Short-Term Securities	—	765	—

Total	$110,843	$765	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderate
AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	9,135	$48,313
Ivy VIP Dividend Opportunities, Class II	16,808	132,652
Ivy VIP Global Growth, Class II	8,072	71,933
Ivy VIP Government Money Market, Class II	121,542	121,542
Ivy VIP Growth, Class II	10,673	112,827
Ivy VIP High Income, Class I	7,135	25,398
Ivy VIP International Core Equity, Class II	5,811	100,243
Ivy VIP Limited-Term Bond, Class II	21,737	105,832
Ivy VIP Mid Cap Growth, Class I	3,631	37,485
Ivy VIP Small Cap Core, Class II	2,234	37,750
Ivy VIP Small Cap Growth, Class II	4,547	48,320
Ivy VIP Value, Class II	6,206	37,776

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$880,071
(Cost: $887,933)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$971	971

TOTAL SHORT-TERM SECURITIES – 0.1%		$971
(Cost: $971)

TOTAL INVESTMENT SECURITIES – 100.0%		$881,042
(Cost: $888,904)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		196

NET ASSETS – 100.0%		$881,238

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$880,071	$—	$—
Short-Term Securities	—	971	—

Total	$880,071	$971	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

2017	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2017 (UNAUDITED)

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	10,413	$55,077
Ivy VIP Dividend Opportunities, Class II	20,073	158,423
Ivy VIP Global Growth, Class II	12,269	109,337
Ivy VIP Government Money Market, Class II	52,781	52,781
Ivy VIP Growth, Class II	13,237	139,929
Ivy VIP High Income, Class I	9,262	32,970
Ivy VIP International Core Equity, Class II	8,618	148,660
Ivy VIP Limited-Term Bond, Class II	23,256	113,226
Ivy VIP Mid Cap Growth, Class I	4,846	50,034
Ivy VIP Small Cap Core, Class II	3,923	66,299
Ivy VIP Small Cap Growth, Class II	6,170	65,577
Ivy VIP Value, Class II	9,591	58,384

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$1,050,697
(Cost: $1,058,544)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$880	880

TOTAL SHORT-TERM SECURITIES – 0.1%		$880
(Cost: $880)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,051,577
(Cost: $1,059,424)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(159)

NET ASSETS – 100.0%		$1,051,418

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,050,697	$—	$—
Short-Term Securities	—	880	—

Total	$1,050,697	$880	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	2,793	$14,772
Ivy VIP Dividend Opportunities, Class II	3,605	28,451
Ivy VIP Global Growth, Class II	1,717	15,300
Ivy VIP Government Money Market, Class II	48,473	48,473
Ivy VIP Growth, Class II	3,362	35,535
Ivy VIP High Income, Class I	1,905	6,782
Ivy VIP International Core Equity, Class II	1,289	22,230
Ivy VIP Limited-Term Bond, Class II	9,006	43,849
Ivy VIP Mid Cap Growth, Class I	999	10,318
Ivy VIP Small Cap Core, Class II	538	9,092
Ivy VIP Small Cap Growth, Class II	1,148	12,205
Ivy VIP Value, Class II	1,708	10,398

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$257,405
(Cost: $262,953)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$863	863

TOTAL SHORT-TERM SECURITIES – 0.3%		$863
(Cost: $863)

TOTAL INVESTMENT SECURITIES – 100.0%		$258,268
(Cost: $263,816)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(21)

NET ASSETS – 100.0%		$258,247

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$257,405	$—	$—
Short-Term Securities	—	863	—

Total	$257,405	$863	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

10	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2017 (UNAUDITED)

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	5,567	$29,444
Ivy VIP Dividend Opportunities, Class II	10,244	80,845
Ivy VIP Global Growth, Class II	4,919	43,840
Ivy VIP Government Money Market, Class II	74,074	74,074
Ivy VIP Growth, Class II	6,505	68,763
Ivy VIP High Income, Class I	4,348	15,479
Ivy VIP International Core Equity, Class II	3,542	61,093
Ivy VIP Limited-Term Bond, Class II	13,248	64,499
Ivy VIP Mid Cap Growth, Class I	2,213	22,845
Ivy VIP Small Cap Core, Class II	1,361	23,007
Ivy VIP Small Cap Growth, Class II	2,771	29,449
Ivy VIP Value, Class II	3,782	23,023

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$536,361
(Cost: $550,783)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.9%
Rockwell Automation, Inc.:
1.400%, 7-10-17	$5,000	4,998
1.410%, 7-12-17	3,000	2,999
Sonoco Products Co.,
1.330%, 7-3-17	2,584	2,584

		10,581

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (B)	5,425	5,425

TOTAL SHORT-TERM SECURITIES – 2.9%		$16,006
(Cost: $16,006)

TOTAL INVESTMENT SECURITIES – 99.9%		$552,367
(Cost: $566,789)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 0.1%		444

NET ASSETS – 100.0%		$552,811

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at June 30, 2017.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Cash of $623 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	Short	9-15-17	35	$(2,475)	$(40)
S&P 500 Index	Short	9-15-17	23	(13,920)	64

				$(16,395)	$24

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$536,361	$—	$—
Short-Term Securities	—	16,006	—

Total	$536,361	$16,006	$—

Futures Contracts	$64	$—	$—

Liabilities
Futures Contracts	$40	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	842	$4,455
Ivy VIP Dividend Opportunities, Class II	1,624	12,814
Ivy VIP Global Growth, Class II	992	8,844
Ivy VIP Government Money Market, Class II	4,269	4,269
Ivy VIP Growth, Class II	1,071	11,318
Ivy VIP High Income, Class I	749	2,667
Ivy VIP International Core Equity, Class II	697	12,024
Ivy VIP Limited-Term Bond, Class II	1,881	9,158
Ivy VIP Mid Cap Growth, Class I	392	4,047
Ivy VIP Small Cap Core, Class II	317	5,362
Ivy VIP Small Cap Growth, Class II	499	5,304
Ivy VIP Value, Class II	776	4,722

TOTAL AFFILIATED MUTUAL FUNDS –97.7%		$84,984
(Cost: $88,935)

SHORT-TERM SECURITIES	Principal
Master Note – 2.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$1,796	1,796

TOTAL SHORT-TERM SECURITIES – 2.1%		$1,796
(Cost: $1,796)

TOTAL INVESTMENT SECURITIES –99.8%		$86,780
(Cost: $90,731)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) –0.2%		197

NET ASSETS – 100.0%		$86,977

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $86 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	Short	9-15-17	6	$(424)	$(7)
S&P 500 Index	Short	9-15-17	3	(1,816)	8

				$(2,240)	$1

2017	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	PATHFINDER PORTFOLIOS (in thousands)

JUNE 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$84,984	$—	$—
Short-Term Securities	—	1,796	—

Total	$84,984	$1,796	$—

Futures Contracts	$8	$—	$—

Liabilities
Futures Contracts	$7	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	745	$3,938
Ivy VIP Dividend Opportunities, Class II	961	7,584
Ivy VIP Global Growth, Class II	458	4,079
Ivy VIP Government Money Market, Class II	12,922	12,922
Ivy VIP Growth, Class II	896	9,473
Ivy VIP High Income, Class I	508	1,808
Ivy VIP International Core Equity, Class II	344	5,926
Ivy VIP Limited-Term Bond, Class II	2,401	11,689
Ivy VIP Mid Cap Growth, Class I	266	2,750
Ivy VIP Small Cap Core, Class II	143	2,424
Ivy VIP Small Cap Growth, Class II	306	3,253
Ivy VIP Value, Class II	455	2,772

TOTAL AFFILIATED MUTUAL FUNDS – 97.3%		$68,618
(Cost: $70,773)

SHORT-TERM SECURITIES	Principal
Master Note – 2.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$1,850	1,851

TOTAL SHORT-TERM SECURITIES – 2.6%		$1,851
(Cost: $1,851)

TOTAL INVESTMENT SECURITIES – 99.9%		$70,469
(Cost: $72,624)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.1%		100

NET ASSETS – 100.0%		$70,569

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $108 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	Short	9-15-17	6	$(424)	$(7)
S&P 500 Index	Short	9-15-17	4	(2,421)	11

				$(2,845)	$4

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$68,618	$—	$—
Short-Term Securities	—	1,851	—

Total	$68,618	$1,851	$—

Futures Contracts	$11	$—	$—

Liabilities
Futures Contracts	$7	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	ADVANTUS REAL ESTATE SECURITIES(a)

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Real Estate	99.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.0%

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Real Estate	Retail REITs
Equinix, Inc.	Real Estate	Specialized REITs
ProLogis, Inc.	Real Estate	Industrial REITs
Mid-America Apartment Communities, Inc.	Real Estate	Residential REITs
Equity Residential	Real Estate	Residential REITs
Alexandria Real Estate Equities, Inc.	Real Estate	Office REITs
AvalonBay Communities, Inc.	Real Estate	Residential REITs
Duke Realty Corp.	Real Estate	Industrial REITs
Essex Property Trust, Inc.	Real Estate	Residential REITs
Welltower, Inc.	Real Estate	Health Care REITs

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective April 28, 2017, the name of Real Estate Securities changed to Advantus Real Estate Securities.

2017	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	ADVANTUS REAL ESTATE SECURITIES (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 1.9%
Liberty Property Trust	22	$875

Health Care REITs – 9.5%
HCP, Inc.	22	694
Healthcare Trust of America, Inc., Class A	18	572
Physicians Realty Trust	33	665
Ventas, Inc.	16	1,118
Welltower, Inc.	17	1,302

		4,351

Hotel & Resort REITs – 4.9%
Apple Hospitality REIT, Inc.	23	426
Hilton Worldwide Holdings, Inc.	10	606
Host Hotels & Resorts, Inc.	38	700
Sunstone Hotel Investors, Inc.	32	513

		2,245

Industrial REITs – 9.9%
Duke Realty Corp.	48	1,333
First Industrial Realty Trust, Inc.	7	198
ProLogis, Inc.	44	2,564
Rexford Industrial Realty, Inc.	17	469

		4,564

Office REITs – 16.7%
Alexandria Real Estate Equities, Inc.	12	1,482
Boston Properties, Inc.	7	886
Brandywine Realty Trust	61	1,071
Corporate Office Properties Trust	28	977
Highwoods Properties, Inc.	12	614

COMMON STOCKS (Continued)	Shares	Value
Office REITs (Continued)
Hudson Pacific Properties, Inc.	7	$239
Kilroy Realty Corp.	15	1,135
SL Green Realty Corp.	6	645
Vornado Realty Trust	6	600

		7,649

Residential REITs – 21.9%
American Campus Communities, Inc.	7	345
American Homes 4 Rent	35	788
Apartment Investment and Management Co., Class A	12	498
AvalonBay Communities, Inc.	7	1,338
Equity Residential	23	1,489
Essex Property Trust, Inc.	5	1,326
Invitation Homes, Inc.	26	567
Mid-America Apartment Communities, Inc.	15	1,559
Sun Communities, Inc.	11	999
UDR, Inc.	29	1,146

		10,055

Retail REITs – 17.3%
Agree Realty Corp.	13	587
Brixmor Property Group, Inc.	36	635
Federal Realty Investment Trust	2	227
GGP, Inc.	51	1,201
Kimco Realty Corp.	38	705
National Retail Properties, Inc.	11	414
Regency Centers Corp.	18	1,126
Simon Property Group, Inc.	19	3,047

		7,942

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs – 16.9%
CubeSmart	15	$354
CyrusOne, Inc.	15	814
Digital Realty Trust, Inc.	9	994
DuPont Fabros Technology, Inc.	3	190
Entertainment Properties Trust	8	582
Equinix, Inc.	6	2,572
Extra Space Storage, Inc.	14	1,092
Public Storage, Inc.	6	1,168

		7,766

Total Real Estate – 99.0%		45,447

TOTAL COMMON STOCKS – 99.0%		$45,447
(Cost: $44,843)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$315	315

TOTAL SHORT-TERM SECURITIES – 0.7%		$315
(Cost: $315)

TOTAL INVESTMENT SECURITIES – 99.7%		$45,762
(Cost: $45,158)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		160

NET ASSETS – 100.0%		$45,922

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$45,447	$—	$—
Short-Term Securities	—	315	—
Total	$45,447	$315	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

14	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	ASSET STRATEGY

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	71.7%
Information Technology	13.3%
Financials	12.3%
Consumer Discretionary	10.6%
Industrials	9.7%
Consumer Staples	8.2%
Energy	7.8%
Health Care	6.8%
Materials	2.0%
Telecommunication Services	1.0%
Bullion (Gold)	4.8%
Bonds	10.7%
Other Government Securities	6.3%
United States Government and Government Agency Obligations	3.2%
Corporate Debt Securities	1.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	12.8%

Country Weightings

North America	56.7%
United States	51.5%
Mexico	5.2%
Europe	14.1%
France	3.6%
Other Europe	10.5%
Pacific Basin	9.5%
Bullion (Gold)	4.8%
South America	2.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	12.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services
Microsoft Corp.	United States	Information Technology	Systems Software
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco
Adobe Systems, Inc.	United States	Information Technology	Application Software
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Pfizer, Inc.	United States	Health Care	Pharmaceuticals
Lockheed Martin Corp.	United States	Industrials	Aerospace & Defense
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Coca-Cola Co. (The)	United States	Consumer Staples	Soft Drinks
Alphabet, Inc., Class A	United States	Information Technology	Internet Software & Services

See your advisor or www.waddell.com for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 1.3%
Delphi Automotive plc	140		$12,236

Automobile Manufacturers – 2.1%
Bayerische Motoren Werke AG (A)	102		9,497
Suzuki Motor Corp. (A)	198		9,405

			18,902

Cable & Satellite – 1.8%
Altice USA, Inc., Class A (B)	107		3,447
Comcast Corp., Class A	336		13,069

			16,516

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	75		11,444
Lowe’s Co., Inc.	95		7,373

			18,817

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc. (B)	13		12,148

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)	—	*	—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		150
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		756

			906

Movies & Entertainment – 0.8%
Liberty Media Corp., Class C (B)(C)(E)	222		7,308

Restaurants – 0.5%
Starbucks Corp.	77		4,507

Tires & Rubber – 0.7%
Bridgestone Corp. (A)	157		6,739

Total Consumer Discretionary – 10.6%			98,079
Consumer Staples

Brewers – 0.9%
InBev N.V. (A)	73		8,030

Packaged Foods & Meats – 3.1%
Kraft Foods Group, Inc.	106		9,052
Mondelez International, Inc., Class A	210		9,066
Nestle S.A., Registered Shares (A)	120		10,469

			28,587

Soft Drinks – 1.6%
Coca-Cola Co. (The)	324		14,550

COMMON STOCKS (Continued)	Shares	Value
Tobacco – 2.6%
ITC Ltd. (A)	842	$4,217
Philip Morris International, Inc.	168	19,767

		23,984

Total Consumer Staples – 8.2%		75,151
Energy

Oil & Gas Equipment & Services – 2.6%
Halliburton Co.	318	13,582
Schlumberger Ltd.	164	10,778

		24,360

Oil & Gas Exploration & Production – 4.1%
Cabot Oil & Gas Corp.	320	8,016
EOG Resources, Inc.	156	14,157
Noble Energy, Inc.	302	8,538
Pioneer Natural Resources Co.	46	7,309

		38,020

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	119	9,877

Total Energy – 7.8%		72,257
Financials

Diversified Banks – 2.5%
Axis Bank Ltd. (A)	997	7,979
China Construction Bank Corp. (A)	3,121	2,418
Industrial and Commercial Bank of China Ltd., H Shares (A)(B)	3,756	2,536
Wells Fargo & Co.	183	10,135

		23,068

Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The)	41	9,188

Life & Health Insurance – 3.0%
AIA Group Ltd. (A)	2,455	17,938
MetLife, Inc.	179	9,812

		27,750

Multi-Line Insurance – 1.1%
Axa S.A. (A)	383	10,466

Multi-Sector Holdings – 0.8%
Berkshire Hathaway, Inc., Class B (B)	42	7,080

Other Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	266	24,305

Regional Banks – 1.2%
PNC Financial Services Group, Inc. (The)	90	11,232

Total Financials – 12.3%		113,089

COMMON STOCKS (Continued)	Shares	Value
Health Care

Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (B)	72	$8,703
Shire Pharmaceuticals Group plc ADR	79	13,058

		21,761

Health Care Equipment – 1.2%
Medtronic plc	126	11,155

Health Care Facilities – 1.0%
HCA Holdings, Inc. (B)	101	8,783

Pharmaceuticals – 2.2%
Bayer AG (A)	38	4,910
Pfizer, Inc.	472	15,848

		20,758

Total Health Care – 6.8%		62,457
Industrials

Aerospace & Defense – 2.7%
Airbus SE (A)	113	9,296
Lockheed Martin Corp.	56	15,546

		24,842

Construction & Engineering – 1.7%
Larsen & Toubro Ltd. (A)	328	8,550
Vinci (A)	81	6,907

		15,457

Construction Machinery & Heavy Trucks – 1.1%
PACCAR, Inc.	164	10,805

Electrical Components & Equipment – 0.7%
Schneider Electric S.A. (A)	86	6,634

Industrial Conglomerates – 1.0%
Siemens AG (A)	67	9,166

Industrial Machinery – 1.1%
Parker Hannifin Corp.	62	9,957

Railroads – 0.9%
Union Pacific Corp.	74	8,093

Trading Companies & Distributors – 0.5%
Wolseley plc (A)	76	4,641

Total Industrials – 9.7%		89,595
Information Technology

Application Software – 3.2%
Adobe Systems, Inc. (B)	130	18,361
Intuit, Inc.	88	11,634

		29,995

16	SEMIANNUAL REPORT	2017

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services – 2.0%
FleetCor Technologies, Inc. (B)	39	$5,581
Visa, Inc., Class A	135	12,641

		18,222

Electronic Equipment & Instruments – 0.4%
Keyence Corp. (A)	8	3,685

Internet Software & Services – 4.5%
Alibaba Group Holding Ltd. ADR (B)	105	14,808
Alphabet, Inc., Class A (B)	16	14,503
Facebook, Inc., Class A (B)	20	2,981
MercadoLibre, Inc.	35	8,874

		41,166

Semiconductor Equipment – 0.9%
ASML Holding N.V., Ordinary Shares (A)	61	8,004

Semiconductors – 0.1%
Renesas Electronics Corp. (A)(B)	126	1,094

Systems Software – 2.2%
Microsoft Corp.	300	20,673

Total Information Technology – 13.3%		122,839
Materials

Diversified Metals & Mining – 1.4%
BHP Billiton plc (A)	288	4,404
Rio Tinto plc (A)	196	8,287

		12,691

Paper Packaging – 0.6%
International Paper Co.	108	6,114

Total Materials – 2.0%		18,805
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Nippon Telegraph and Telephone Corp. (A)	194	9,174

Total Telecommunication Services – 1.0%		9,174

TOTAL COMMON STOCKS – 71.7%		$661,446
(Cost: $614,061)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 12-31-20 (F)	$3,642	1,350

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Movies & Entertainment – 0.7%
Delta Topco Ltd. (2.000% Cash or 2.000% PIK),
2.000%, 7-23-19 (C)(E)(G)	$4,344	$6,414

Total Consumer Discretionary – 0.8%		7,764
Financials

Diversified Banks – 0.4%
Royal Bank of Scotland Group plc (The):
7.500%, 12-29-49	2,195	2,265
8.625%, 12-29-49	970	1,057

		3,322

Total Financials – 0.4%		3,322

TOTAL CORPORATE DEBT SECURITIES – 1.2%		$11,086
(Cost: $10,816)

OTHER GOVERNMENT SECURITIES (H)
Brazil – 1.1%
Brazil Notas do Tesouro Nacional,
10.000%, 1-1-21 (I)	BRL35,225	10,648

Mexico – 5.2%
Mexican Bonos:
8.000%, 6-11-20 (I)	MXN279,834	15,993
6.500%, 6-10-21 (I)	194,676	10,685
10.000%, 12-5-24 (I)	160,287	10,523
5.750%, 3-5-26 (I)	205,686	10,580

		47,781

TOTAL OTHER GOVERNMENT SECURITIES – 6.3%		$58,429
(Cost: $59,373)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.2%
U.S. Treasury Notes:
0.125%, 4-15-21	$4,350	4,343
0.625%, 1-15-26	8,069	8,118
0.125%, 7-15-26	7,855	7,575
1.000%, 2-15-46	9,598	9,590

		29,626

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.2%		$29,626
(Cost: $30,636)

BULLION – 4.8%	Troy Ounces
Gold	35	43,686

(Cost: $43,741)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (J) – 1.5%
Danaher Corp.,
1.190%, 7-6-17	$5,000	$4,999
J.M. Smucker Co. (The),
1.440%, 7-12-17	5,000	4,998
Sonoco Products Co.,
1.330%, 7-3-17	3,573	3,572

		13,569

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (K)	3,455	3,455

Municipal Obligations – 9.5%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
0.840%, 7-7-17 (K)	6,800	6,800
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
0.970%, 7-7-17 (K)	14,660	14,660
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
0.990%, 7-1-17 (K)	4,227	4,227
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps),
0.930%, 7-7-17 (K)	16,000	16,000
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps),
0.880%, 7-7-17 (K)	18,500	18,500
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps),
0.910%, 7-7-17 (K)	5,435	5,435
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
0.910%, 7-7-17 (K)	22,275	22,275

		87,897

TOTAL SHORT-TERM SECURITIES – 11.4%		$104,921
(Cost: $104,922)

TOTAL INVESTMENT SECURITIES – 98.6%		$909,194
(Cost: $863,549)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		13,349

NET ASSETS – 100.0%		$922,543

2017	SEMIANNUAL REPORT	17

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At June 30, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Liberty Media Corp., Class C	1-23-17	222	$5,765	$7,308
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	22,374	150
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	756

		Principal
Delta Topco Ltd. (2.000% Cash or 2.000% PIK), 2.000%, 07-23-19	1-23-17	$4,344	4,947	6,414

			$41,499	$14,628

The total value of these securities represented 1.6% of net assets at June 30, 2017.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 6 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Zero coupon bond.

(G)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real and MXN – Mexican Peso).

(J)	Rate shown is the yield to maturity at June 30, 2017.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at June 30, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
Morgan Stanley International	127,772	Euro STOXX Bank Index	12/08/2017	$19,141	3-Month Euribor plus 40 bps	$(116)

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$89,865	$—	$8,214
Consumer Staples	75,151	—	—
Energy	72,257	—	—
Financials	113,089	—	—
Health Care	62,457	—	—
Industrials	89,595	—	—
Information Technology	122,839	—	—
Materials	18,805	—	—
Telecommunication Services	9,174	—	—
Total Common Stocks	$653,232	$—	$8,214

18	SEMIANNUAL REPORT	2017

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

	Level 1	Level 2	Level 3
Corporate Debt Securities	$—	$4,672	$6,414
Other Government Securities	—	58,429	—
United States Government Obligations	—	29,626	—
Bullion	43,686	—	—
Short-Term Securities	—	104,921	—
Total	$696,918	$197,648	$14,628
Liabilities
Total Return Swaps	$—	$116	$—

During the period ended June 30, 2017, there were no transfers between any levels.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-17	$5,728	$57,563
Net realized gain (loss)	(18,087)	(490)
Net change in unrealized appreciation (depreciation)	21,525	1,957
Purchases	16,080	4,947
Sales	(17,032)	(57,563)
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-17	$8,214	$6,414
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$17,247	$1,467

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$756	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	17.34%
			Illiquidity discount	10%
	150	Discounted book value	Discount Factor	77%
			Illiquidity Discount	10%
	7,308	Discounted closing exchange price	Illiquidity Discount	10%

Corporate Debt Securities	6,414	Discounted closing exchange price	Illiquidity discount	10%

Significant increases (decreases) in long-term growth rate inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in weighted average cost of capital, discount factors, or illiquidity discount inputs could result in a higher (lower) fair value measurement.

During the period ended June 30, 2017, securities totaling $293 changed valuation techniques from a blended methodology of discounted cash flows model and a discounted bookvalue approach to a discounted book value approach. The change in valuation techniques is primarily due to the discounted book value approach more closely reflecting current market participant assumptions.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Association

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

PIK = Payment-in-Kind

2017	SEMIANNUAL REPORT	19

CONSOLIDATED SCHEDULE OF INVESTMENTS	ASSET STRATEGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	51.5%
Mexico	5.2%
France	3.6%
Japan	3.2%
United Kingdom	3.1%
Germany	2.6%
India	2.3%
China	2.1%
Brazil	2.1%
Hong Kong	1.9%
Switzerland	1.6%
Ireland	1.4%
Other Countries	1.8%
Other+	17.6%

+Includes gold bullion, options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	BALANCED

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	69.7%
Health Care	13.3%
Financials	11.8%
Consumer Discretionary	11.5%
Information Technology	11.0%
Industrials	7.6%
Energy	6.5%
Consumer Staples	3.5%
Materials	3.3%
Real Estate	1.0%
Telecommunication Services	0.2%
Bonds	25.9%
Corporate Debt Securities	21.1%
United States Government and Government Agency Obligations	4.5%
Loans	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	4.4%

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Carnival Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Comcast Corp., Class A	Consumer Discretionary	Cable & Satellite
Autodesk, Inc.	Information Technology	Application Software
Intercontinental Exchange, Inc.	Financials	Financial Exchanges & Data
Shire Pharmaceuticals Group plc ADR	Health Care	Biotechnology
Johnson Controls, Inc.	Industrials	Building Products
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks
Microsoft Corp.	Information Technology	Systems Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 0.7%
O’Reilly Automotive, Inc. (A)	12	$2,725

Cable & Satellite – 2.1%
Comcast Corp., Class A	193	7,496

Casinos & Gaming – 1.6%
Las Vegas Sands, Inc.	88	5,653

General Merchandise Stores – 1.1%
Dollar General Corp.	53	3,810

Home Improvement Retail – 1.4%
Lowe’s Co., Inc.	63	4,911

Hotels, Resorts & Cruise Lines – 2.3%
Carnival Corp.	127	8,298

Movies & Entertainment – 1.3%
Twenty-First Century Fox, Inc.	175	4,882

Restaurants – 1.0%
YUM! Brands, Inc.	51	3,776

Total Consumer Discretionary – 11.5%		41,551
Consumer Staples

Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	33	3,671

Drug Retail – 1.5%
CVS Caremark Corp.	67	5,371

Packaged Foods & Meats – 1.0%
Kraft Foods Group, Inc.	41	3,484

Total Consumer Staples – 3.5%		12,526
Energy

Integrated Oil & Gas – 1.2%
Chevron Corp.	43	4,506

Oil & Gas Drilling – 0.8%
Helmerich & Payne, Inc.	56	3,048

Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	59	3,854

Oil & Gas Exploration & Production – 2.0%
Newfield Exploration Co. (A)	109	3,100
Noble Energy, Inc.	142	4,016

		7,116

Oil & Gas Refining & Marketing – 0.5%
Phillips 66	22	1,810

Total Energy – 5.6%		20,334

COMMON STOCKS (Continued)	Shares	Value
Financials

Diversified Banks – 2.2%
Northern Trust Corp.	43	$4,138
Wells Fargo & Co.	69	3,812

		7,950

Financial Exchanges & Data – 1.9%
Intercontinental Exchange, Inc.	104	6,850

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	22	4,931

Life & Health Insurance – 1.4%
MetLife, Inc.	90	4,930

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	93	8,461

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	52	6,504

Total Financials – 11.0%		39,626
Health Care

Biotechnology – 3.0%
Biogen, Inc. (A)	15	4,038
Shire Pharmaceuticals Group plc ADR	41	6,775

		10,813

Health Care Services – 1.4%
Laboratory Corp. of America Holdings (A)	33	5,036

Managed Health Care – 2.5%
Anthem, Inc.	23	4,329
UnitedHealth Group, Inc.	25	4,718

		9,047

Pharmaceuticals – 3.1%
Allergan plc	20	4,909
Pfizer, Inc.	110	3,701
Teva Pharmaceutical Industries Ltd. ADR	80	2,671

		11,281

Total Health Care – 10.0%		36,177
Industrials

Building Products – 1.9%
Johnson Controls, Inc.	153	6,636

Construction Machinery & Heavy Trucks – 1.6%
Allison Transmission Holdings, Inc.	81	3,056
PACCAR, Inc.	42	2,794

		5,850

Industrial Machinery – 0.8%
Parker Hannifin Corp.	19	2,973

COMMON STOCKS (Continued)	Shares	Value
Railroads – 1.5%
Union Pacific Corp.	50	$5,464

Trucking – 1.1%
Knight Transportation, Inc.	107	3,965

Total Industrials – 6.9%		24,888
Information Technology

Application Software – 2.0%
Autodesk, Inc. (A)	71	7,124

Data Processing & Outsourced Services – 1.1%
MasterCard, Inc., Class A	32	3,924

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A	68	4,534

Semiconductor Equipment – 0.8%
Applied Materials, Inc.	68	2,821

Semiconductors – 1.7%
Integrated Device Technology, Inc. (A)	74	1,899
Intel Corp.	131	4,414

		6,313

Systems Software – 1.7%
Microsoft Corp.	89	6,156

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	61	8,808

Total Information Technology – 11.0%		39,680
Materials

Commodity Chemicals – 1.0%
Valvoline, Inc.	152	3,605

Specialty Chemicals – 1.6%
PPG Industries, Inc.	52	5,760

Total Materials – 2.6%		9,365
Real Estate

Specialized REITs – 1.0%
Crown Castle International Corp.	35	3,516

Total Real Estate – 1.0%		3,516

TOTAL COMMON STOCKS – 63.1%		$227,663
(Cost: $203,912)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 0.9%
Hess Corp., Convertible, 8.000%	55	3,059

Total Energy – 0.9%		3,059

22	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2017 (UNAUDITED)

PREFERRED STOCKS (Continued)	Shares	Value
Financials

Investment Banking & Brokerage – 0.4%
Morgan Stanley, 5.850%	50	$1,366

Other Diversified Financial Services – 0.3%
Citigroup, Inc., 6.300%	48	1,282

Regional Banks – 0.1%
First Republic Bank, Series G, 5.500%	15	393

Total Financials – 0.8%		3,041
Health Care

Managed Health Care – 0.7%
Anthem, Inc., 5.250%	49	2,588

Pharmaceuticals – 2.6%
Allergan plc, Convertible Series A, 5.500%	6	5,556
Teva Pharmaceutical Industries Ltd., Convertible, 7.000%	7	3,864

		9,420

Total Health Care – 3.3%		12,008
Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	40	2,678

Total Industrials – 0.7%		2,678
Materials

Commodity Chemicals – 0.7%
A. Schulman, Inc., Convertible, 6.000%	3	2,391

Total Materials – 0.7%		2,391
Telecommunication Services

Integrated Telecommunication Services – 0.2%
Frontier Communications Corp., Convertible Series A, 11.125%	20	589

Total Telecommunication Services – 0.2%		589

TOTAL PREFERRED STOCKS – 6.6%		$23,766
(Cost: $28,150)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.4%
Under Armour, Inc.,
3.250%, 6-15-26	$1,600	1,499

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5-15-22	200	201

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite – 0.1%
Pearson Funding Five plc,
3.250%, 5-8-23 (B)	$300	$291
Viacom, Inc.,
2.750%, 12-15-19	214	217

		508

General Merchandise Stores – 0.1%
Dollar General Corp.,
1.875%, 4-15-18	250	250

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4-15-23	500	517

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5-15-26	240	240

Total Consumer Discretionary – 0.9%		3,215
Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
2.200%, 8-1-18	500	503
Molson Coors Brewing Co.,
3.000%, 7-15-26	175	168

		671

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6-15-18	250	250

Food Distributors – 0.1%
Campbell Soup Co.,
2.500%, 8-2-22	300	300

Tobacco – 0.1%
BAT International Finance plc,
2.750%, 6-15-20 (B)	600	608

Total Consumer Staples – 0.5%		1,829
Energy

Integrated Oil & Gas – 0.3%
Hess Corp.,
4.300%, 4-1-27	1,200	1,172

Oil & Gas Drilling – 0.7%
Nabors Industries Ltd., Convertible,
0.750%, 1-15-24 (B)	3,100	2,467

Oil & Gas Equipment & Services – 0.1%
Schlumberger Holding Corp.,
2.350%, 12-21-18 (B)	500	503

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc):
2.241%, 9-26-18	400	402
2.315%, 2-13-20	500	505

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Concho Resources, Inc.,
4.375%, 1-15-25	$1,025	$1,045
ONEOK Partners L.P.,
3.200%, 9-15-18	500	506

		2,458

Oil & Gas Storage & Transportation – 1.4%
Buckeye Partners L.P.,
2.650%, 11-15-18	400	402
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (B)	800	794
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9-1-19	2,348	1,702
Kinder Morgan Energy Partners L.P.,
2.650%, 2-1-19	500	503
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.650%, 10-15-25	500	513
Williams Partners L.P.,
3.600%, 3-15-22	1,000	1,022

		4,936

Total Energy – 3.2%		11,536
Financials

Asset Management & Custody Banks – 0.4%
Ares Capital Corp.,
4.875%, 11-30-18	1,200	1,242

Consumer Finance – 0.7%
American Express Co.,
4.900%, 12-29-49	600	610
Capital One Bank USA N.A.:
2.150%, 11-21-18	500	501
2.250%, 2-13-19	500	501
Ford Motor Credit Co. LLC,
3.339%, 3-28-22	250	254
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	254
3.700%, 5-9-23	150	152
Hyundai Capital America,
2.875%, 8-9-18 (B)	250	252

		2,524

Diversified Banks – 4.4%
ABN AMRO Bank N.V.,
2.500%, 10-30-18 (B)	800	806
Australia and New Zealand Banking Group Ltd.,
4.400%, 5-19-26 (B)	1,050	1,083
Bank of America Corp.:
2.000%, 1-11-18	400	401
8.000%, 7-29-49	1,802	1,852
Barclays plc,
5.200%, 5-12-26	700	736
BNP Paribas S.A.,
2.450%, 3-17-19	900	909

2017	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (B)	$1,000	$1,002
HSBC Holdings plc,
3.400%, 3-8-21	625	642
ING Bank N.V.,
2.500%, 10-1-19 (B)	1,100	1,108
Mizuho Bank Ltd.,
2.650%, 9-25-19 (B)	1,300	1,310
Skandinaviska Enskilda Banken AB,
2.375%, 3-25-19 (B)	500	503
Societe Generale S.A.,
4.250%, 4-14-25 (B)	500	507
Standard Chartered plc,
2.250%, 4-17-20 (B)	1,400	1,391
Sumitomo Mitsui Banking Corp.,
2.450%, 1-16-20	600	604
U.S. Bancorp,
3.100%, 4-27-26	400	395
Wells Fargo & Co.,
7.980%, 3-29-49	1,600	1,668
Westpac Banking Corp.,
2.250%, 7-30-18	1,000	1,005

		15,922

Investment Banking & Brokerage – 1.0%
BGC Partners, Inc.,
5.375%, 12-9-19	500	526
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20	500	504
Goldman Sachs Group, Inc. (The):
2.900%, 7-19-18	450	455
2.625%, 1-31-19	500	505
2.600%, 4-23-20	400	404
5.700%, 12-29-49	245	255
Morgan Stanley,
2.650%, 1-27-20	850	859

		3,508

Life & Health Insurance – 0.3%
AIA Group Ltd.,
2.250%, 3-11-19 (B)	800	800
Prudential Financial, Inc.,
8.875%, 6-15-38	245	260

		1,060

Multi-Line Insurance – 0.2%
American International Group, Inc.,
2.300%, 7-16-19	300	302
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	500	502

		804

Other Diversified Financial Services – 2.3%
Citigroup, Inc.:
5.800%, 11-29-49	1,400	1,460
5.950%, 12-29-49	1,400	1,497
Fidelity National Information Services, Inc.,
2.000%, 4-15-18	250	250

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
Fifth Street Finance Corp.,
4.875%, 3-1-19	$1,300	$1,301
JPMorgan Chase & Co.:
7.900%, 4-29-49	1,500	1,559
5.000%, 12-29-49	750	769
5.300%, 11-1-65	250	260
PennantPark Investment Corp.,
4.500%, 10-1-19	1,000	1,011
Total Capital (GTD by Total S.A.),
2.125%, 8-10-18	300	302

		8,409

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.),
2.200%, 3-15-21	200	202

Regional Banks – 0.8%
Citizens Financial Group, Inc.,
3.750%, 7-1-24	1,500	1,492
PNC Bank N.A.,
3.250%, 6-1-25	600	609
SunTrust Banks, Inc.:
2.350%, 11-1-18	500	503
5.625%, 12-29-49	400	418

		3,022

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.450%, 6-15-23 (B)	940	1,020

Total Financials – 10.5%		37,713
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5-1-20	1,000	1,001

Health Care Equipment – 0.1%
Zimmer Holdings, Inc.,
2.700%, 4-1-20	350	353

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc.,
8.875%, 4-15-21 (B)	400	434

Health Care Services – 0.4%
Cardinal Health, Inc.,
2.400%, 11-15-19	700	704
Quest Diagnostics, Inc.,
3.450%, 6-1-26	780	782

		1,486

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.875%, 9-23-23	1,000	991

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Managed Health Care – 0.1%
Aetna, Inc.,
2.200%, 3-15-19	$400	$402

Pharmaceuticals – 0.5%
AbbVie, Inc.,
3.200%, 5-14-26	490	484
Forest Laboratories, Inc.,
5.000%, 12-15-21 (B)	1,258	1,374

		1,858

Total Health Care – 1.8%		6,525
Industrials

Aerospace & Defense – 0.8%
Huntington Ingalls Industries, Inc.,
5.000%, 11-15-25 (B)	1,545	1,659
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	470	484
6.375%, 6-15-26	850	863

		3,006

Airlines – 0.1%
Southwest Airlines Co.,
2.650%, 11-5-20	375	379

Diversified Support Services – 0.1%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (B)	300	246

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	291	291

Total Industrials – 1.1%		3,922
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6-1-20	300	303

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc.,
4.600%, 4-6-27	500	525

Semiconductors – 0.1%
Micron Technology, Inc.,
5.500%, 2-1-25	375	396

Total Information Technology – 0.3%		1,224
Materials

Construction Materials – 0.3%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (B)	1,000	960

Diversified Metals & Mining – 0.1%
Anglo American plc,
4.125%, 4-15-21 (B)	500	514

24	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers – 0.3%
BakerCorp International, Inc.,
8.250%, 6-1-19	$1,227	$1,064

Total Materials – 0.7%		2,538
Real Estate

Specialized REITs – 0.1%
Crown Castle International Corp.:
5.250%, 1-15-23	200	222
3.700%, 6-15-26	300	303

		525

Total Real Estate – 0.1%		525
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.:
2.300%, 3-11-19	1,200	1,207
4.125%, 2-17-26	950	974
Verizon Communications, Inc.,
2.946%, 3-15-22 (B)	100	101

		2,282

Wireless Telecommunication Service – 0.6%
American Tower Corp.:
2.250%, 1-15-22	1,200	1,170
4.700%, 3-15-22	195	211
3.375%, 10-15-26	455	445
Virgin Media Finance plc,
4.875%, 2-15-22	200	188

		2,014

Total Telecommunication Services – 1.2%		4,296
Utilities

Electric Utilities – 0.4%
Electricite de France S.A.,
2.150%, 1-22-19 (B)	500	501
Entergy Texas, Inc.,
2.550%, 6-1-21	300	298
Exelon Corp.,
2.450%, 4-15-21	400	399
PPL Energy Supply LLC,
4.600%, 12-15-21	100	76

		1,274

Independent Power Producers & Energy Traders – 0.4%
Canadian Solar, Inc., Convertible,
4.250%, 2-15-19	1,500	1,460

Total Utilities – 0.8%		2,734

TOTAL CORPORATE DEBT SECURITIES – 21.1%		$76,057
(Cost: $75,619)

LOANS (C)	Principal	Value
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.796%, 1-30-23 (D)	$1,100	$1,100

Total Industrials – 0.3%		1,100

TOTAL LOANS – 0.3%		$1,100
(Cost: $1,083)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6-1-44	866	931
3.000%, 6-15-45	1,008	1,040
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	2	2
5.000%, 1-1-18	2	2
5.000%, 5-1-18	3	3
4.500%, 7-1-18	69	71
6.500%, 10-1-28	93	105
6.500%, 2-1-29	41	47
3.500%, 6-25-29	560	589
7.500%, 4-1-31	40	45
7.000%, 7-1-31	53	62
7.000%, 9-1-31	105	121
6.500%, 2-1-32	226	260
7.000%, 2-1-32	137	157
7.000%, 3-1-32	53	62
7.000%, 7-1-32	80	90
5.500%, 5-1-33	48	53
5.500%, 6-1-33	52	59
4.500%, 11-1-43	764	835
3.000%, 10-25-46	976	1,000
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A, 8.293%, 12-15-26	37	43

		5,577

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$5,577
(Cost: $5,535)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.0%
U.S. Treasury Notes:
0.125%, 7-15-26	4,080	3,935

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Inflation Protected Obligations (Continued)
2.125%, 2-15-40	$3,620	$4,501
1.000%, 2-15-46	2,477	2,475

		10,911

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.0%		$10,911
(Cost: $11,382)

SHORT-TERM SECURITIES
Commercial Paper (E) – 1.6%
Mondelez International, Inc.,
1.330%, 7-3-17	5,690	5,689

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (F)	3,054	3,054

Municipal Obligations – 2.5%
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
0.910%, 7-7-17 (F)	9,000	9,000

TOTAL SHORT-TERM SECURITIES – 4.9%		$17,743
(Cost: $17,744)

TOTAL INVESTMENT SECURITIES – 100.5%		$362,817
(Cost: $343,425)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(1,938)

NET ASSETS – 100.0%		$360,879

2017	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	BALANCED (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $20,234 or 5.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Rate shown is the yield to maturity at June 30, 2017.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$227,663	$—	$—
Preferred Stocks	21,375	2,391	—
Corporate Debt Securities	—	76,057	—
Loans	—	—	1,100
United States Government Agency Obligations	—	5,577	—
United States Government Obligations	—	10,911	—
Short-Term Securities	—	17,743	—
Total	$249,038	$112,679	$1,100

During the period ended June 30, 2017, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

26	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	BOND

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	0.6%
Bonds	95.9%
Corporate Debt Securities	82.9%
United States Government and Government Agency Obligations	7.0%
Municipal Bonds – Taxable	2.3%
Asset-Backed Securities	2.1%
Other Government Securities	1.5%
Mortgage-Backed Securities	0.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

Quality Weightings

Investment Grade	90.6%
AAA	2.0%
AA	17.1%
A	26.1%
BBB	45.4%
Non-Investment Grade	5.3%
BB	1.7%
Non-rated	3.6%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	4.1%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.6%
Morgan Stanley,
5.850%	100	$2,732

Total Financials – 0.6%		2,732

TOTAL PREFERRED STOCKS – 0.6%		$2,732
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5-26-22	$2,320	2,381
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12-15-27 (A)	952	990
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	974	965
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1-15-28	975	997
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2-15-29	1,500	1,545
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5-10-28 (A)	976	989
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7-7-28	1,000	995

TOTAL ASSET-BACKED SECURITIES – 2.1%		$8,862
(Cost: $8,708)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.2%
Omnicom Group, Inc.,
3.600%, 4-15-26	1,000	1,006

Automobile Manufacturers – 0.8%
BMW U.S. Capital LLC,
2.700%, 4-6-22 (A)	3,500	3,534

Cable & Satellite – 2.0%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.375%, 5-1-47 (A)	2,500	2,648
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2-1-24	3,000	3,041
2.350%, 1-15-27	500	469

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1-15-25	$815	$831
Time Warner, Inc. (GTD by Historic TW, Inc.),
2.950%, 7-15-26	1,500	1,415

		8,404

Education Services – 0.2%
President and Fellows of Harvard College,
3.150%, 7-15-46	500	479
University of Southern California,
3.028%, 10-1-39	500	469

		948

Footwear – 1.0%
NIKE, Inc.:
2.375%, 11-1-26	1,000	949
3.875%, 11-1-45	3,500	3,528

		4,477

Hotels, Resorts & Cruise Lines – 0.7%
Marriott International, Inc., Series R,
3.125%, 6-15-26	1,000	981
Wyndham Worldwide Corp.,
4.150%, 4-1-24	2,000	2,054

		3,035

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc.,
4.800%, 12-5-34	370	427

Movies & Entertainment – 0.3%
Walt Disney Co. (The),
4.125%, 6-1-44	1,000	1,051

Publishing – 0.1%
Thomson Reuters Corp.,
3.350%, 5-15-26	500	499

Total Consumer Discretionary – 5.4%		23,381
Consumer Staples

Brewers – 1.5%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
3.650%, 2-1-26	665	685
Heineken N.V.,
3.500%, 1-29-28 (A)	2,000	2,030
Molson Coors Brewing Co.:
2.250%, 3-15-20 (A)	1,000	1,000
3.000%, 7-15-26	2,500	2,405
4.200%, 7-15-46	500	490

		6,610

Distillers & Vintners – 0.2%
Constellation Brands, Inc.,
4.500%, 5-9-47	1,000	1,031

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 0.1%
CVS Health Corp.:
2.800%, 7-20-20	$75	$76
2.125%, 6-1-21	450	445

		521

Food Distributors – 0.8%
Sysco Corp.:
3.300%, 7-15-26	1,000	992
3.250%, 7-15-27	2,500	2,460

		3,452

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12-15-18	2,245	2,395

Household Products – 0.5%
Procter & Gamble Co. (The),
2.700%, 2-2-26	2,000	1,993

Packaged Foods & Meats – 2.5%
General Mills, Inc.,
1.400%, 10-20-17	700	700
Kraft Heinz Foods Co.:
3.000%, 6-1-26	3,000	2,870
4.375%, 6-1-46	1,000	975
Mead Johnson Nutrition Co.,
4.125%, 11-15-25	1,000	1,078
Smithfield Foods, Inc.:
3.350%, 2-1-22 (A)	3,000	3,015
4.250%, 2-1-27 (A)	2,000	2,051

		10,689

Personal Products – 1.0%
Kimberly-Clark Corp.:
2.750%, 2-15-26	1,000	994
3.200%, 7-30-46	3,500	3,185

		4,179

Soft Drinks – 1.1%
Coca-Cola Co. (The):
1.550%, 9-1-21	1,500	1,470
2.875%, 10-27-25	500	503
2.250%, 9-1-26	1,000	950
PepsiCo, Inc.:
1.700%, 10-6-21	1,000	979
2.850%, 2-24-26	1,000	997

		4,899

Total Consumer Staples – 8.3%		35,769
Energy

Integrated Oil & Gas – 0.2%
Cenovus Energy, Inc.,
4.250%, 4-15-27 (A)	1,000	953

Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1-31-19	2,000	2,133

28	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 1.2%
BP Capital Markets plc (GTD by BP plc),
1.674%, 2-13-18	$500	$500
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	850	855
EQT Corp.,
8.125%, 6-1-19	3,494	3,856

		5,211

Oil & Gas Storage & Transportation – 3.7%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7-15-27	2,000	2,048
Buckeye Partners L.P.,
3.950%, 12-1-26	950	941
Colorado Interstate Gas Co.,
4.150%, 8-15-26 (A)	1,000	992
Enbridge, Inc.,
2.900%, 7-15-22	2,000	1,996
Energy Transfer Partners L.P.,
4.200%, 4-15-27	2,000	1,992
EnLink Midstream Partners L.P.,
5.450%, 6-1-47	500	499
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,002
4.500%, 12-15-26	1,500	1,517
Sabine Pass Liquefaction LLC,
4.200%, 3-15-28 (A)	1,500	1,516
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	500	525
Tennessee Gas Pipeline Co.,
7.000%, 3-15-27	2,000	2,381
Williams Partners L.P.,
3.750%, 6-15-27	500	495

		15,904

Total Energy – 5.6%		24,201
Financials

Asset Management & Custody Banks – 1.1%
Ares Capital Corp.,
3.875%, 1-15-20	2,280	2,325
Legg Mason, Inc.,
4.750%, 3-15-26	1,500	1,587
State Street Corp.,
2.650%, 5-19-26	1,000	969

		4,881

Consumer Finance – 3.7%
American Express Credit Corp.:
1.875%, 11-5-18	1,000	1,002
2.200%, 3-3-20	2,000	2,009
Capital One Financial Corp.:
4.200%, 10-29-25	1,500	1,513
3.750%, 7-28-26	1,000	976

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Discover Financial Services,
3.950%, 11-6-24	$1,500	$1,523
Ford Motor Credit Co. LLC:
3.339%, 3-28-22	1,000	1,015
3.810%, 1-9-24	4,000	4,049
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.500%, 7-10-19	800	819
3.200%, 7-6-21	500	505
3.700%, 5-9-23	2,500	2,538

		15,949

Diversified Banks – 13.4%
ABN AMRO Bank N.V.,
2.100%, 1-18-19 (A)	3,000	3,005
Australia and New Zealand Banking Group Ltd.,
2.125%, 8-19-20	1,000	1,000
Banco Santander S.A.,
3.500%, 4-11-22	1,250	1,279
Bank of America Corp.:
6.000%, 9-1-17	1,000	1,007
2.503%, 10-21-22	4,000	3,948
3.124%, 1-20-23	2,000	2,022
4.200%, 8-26-24	500	519
3.875%, 8-1-25	2,500	2,587
Bank of Montreal,
2.100%, 12-12-19	500	501
Bank of New York Mellon Corp. (The),
2.200%, 8-16-23	3,000	2,908
Barclays plc:
3.684%, 1-10-23	3,000	3,078
4.836%, 5-9-28	1,000	1,022
BB&T Corp.:
2.050%, 5-10-21	1,000	992
2.750%, 4-1-22	2,000	2,029
Commonwealth Bank of Australia,
2.000%, 9-6-21 (A)	1,500	1,472
Danske Bank A.S.,
2.700%, 3-2-22 (A)	3,000	3,019
Fifth Third Bank N.A.,
2.250%, 6-14-21	500	498
Huntington Bancshares, Inc.,
2.300%, 1-14-22	500	492
Lloyds Banking Group plc,
3.000%, 1-11-22	2,000	2,020
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2-22-22	500	507
Mizuho Financial Group, Inc.,
2.953%, 2-28-22	3,000	3,025
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7-14-21	1,000	984
Swedbank AB,
2.800%, 3-14-22 (A)	3,000	3,039
U.S. Bancorp:
3.100%, 4-27-26	2,500	2,471
3.150%, 4-27-27	1,500	1,503
U.S. Bank N.A.,
1.350%, 1-26-18	2,000	1,999

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Wells Fargo & Co.:
2.100%, 7-26-21	$1,000	$987
3.069%, 1-24-23	1,500	1,520
3.000%, 10-23-26	1,000	974
3.584%, 5-22-28	750	758
4.400%, 6-14-46	1,500	1,521
4.750%, 12-7-46	500	535
Westpac Banking Corp.:
2.150%, 3-6-20	2,500	2,505
2.000%, 8-19-21	1,000	986
4.322%, 11-23-31	1,000	1,025

		57,737

Insurance Brokers – 0.5%
Marsh & McLennan Cos., Inc.,
2.750%, 1-30-22	2,000	2,019

Investment Banking & Brokerage – 4.8%
Credit Suisse Group AG,
3.574%, 1-9-23 (A)	2,000	2,051
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12-10-20	1,500	1,528
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	1,000	1,007
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	2,000	2,018
4.250%, 10-21-25	500	517
3.750%, 2-25-26	1,000	1,018
3.500%, 11-16-26	2,000	1,990
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps),
2.922%, 10-28-27 (B)	2,000	2,079
Morgan Stanley:
2.625%, 11-17-21	4,000	3,994
3.875%, 1-27-26	1,000	1,029
3.125%, 7-27-26	2,000	1,945
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
2.553%, 10-24-23 (B)	1,500	1,526

		20,702

Life & Health Insurance – 3.7%
Athene Global Funding,
2.750%, 4-20-20 (A)	1,500	1,503
Brighthouse Financial, Inc.,
3.700%, 6-22-27 (A)	3,750	3,693
MetLife Global Funding I,
1.950%, 9-15-21 (A)	2,000	1,959
New York Life Global Funding,
2.900%, 1-17-24 (A)	5,500	5,551
Principal Life Global Funding II,
3.000%, 4-18-26 (A)	1,000	986
Protective Life Global Funding,
2.262%, 4-8-20 (A)	2,500	2,498

		16,190

2017	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services – 4.7%
Citigroup, Inc.:
2.700%, 3-30-21	$3,000	$3,020
4.450%, 9-29-27	3,000	3,120
JPMorgan Chase & Co.:
2.000%, 8-15-17	1,000	1,001
2.295%, 8-15-21	3,000	2,982
2.700%, 5-18-23	3,000	2,967
3.625%, 12-1-27	1,500	1,485
4.950%, 6-1-45	1,000	1,117
TIAA Asset Management Finance Co. LLC,
4.125%, 11-1-24 (A)	2,000	2,069
USAA Capital Corp.,
2.450%, 8-1-20 (A)	2,360	2,381

		20,142

Property & Casualty Insurance – 1.2%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps),
1.475%, 1-10-20 (B)	3,500	3,518
Berkshire Hathaway, Inc.,
3.125%, 3-15-26	1,500	1,517

		5,035

Regional Banks – 0.9%
PNC Bank N.A.:
1.700%, 12-7-18	500	500
2.450%, 11-5-20	264	266
3.300%, 10-30-24	1,000	1,024
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3-6-19 (A)	2,000	2,000

		3,790

Specialized Finance – 0.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21 (A)	500	527
5.450%, 6-15-23 (A)	500	542
8.100%, 7-15-36 (A)	500	629
Siemens Financieringsmaatschappij N.V. (3-Month U.S. LIBOR plus 61 bps),
1.860%, 3-16-22 (A)(B)	2,000	2,019

		3,717

Total Financials – 34.8%		150,162
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5-11-20	1,500	1,507

Health Care Services – 1.3%
Cardinal Health, Inc.:
3.079%, 6-15-24	2,500	2,505
4.368%, 6-15-47	1,500	1,544
Quest Diagnostics, Inc.,
3.450%, 6-1-26	1,500	1,503

		5,552

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 1.4%
Abbott Laboratories,
3.400%, 11-30-23	$1,000	$1,024
Medtronic Global Holdings SCA,
3.350%, 4-1-27	2,000	2,039
Medtronic, Inc.,
4.375%, 3-15-35	1,752	1,928
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9-23-21	1,000	988

		5,979

Pharmaceuticals – 0.6%
AbbVie, Inc.,
4.500%, 5-14-35	1,400	1,478
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3-15-21	1,000	1,033

		2,511

Total Health Care – 3.6%		15,549
Industrials

Aerospace & Defense – 2.2%
BAE Systems Finance, Inc.,
7.500%, 7-1-27 (A)	1,522	1,995
BAE Systems Holdings, Inc.:
3.850%, 12-15-25 (A)	1,500	1,561
4.750%, 10-7-44 (A)	1,000	1,085
Boeing Co. (The),
1.650%, 10-30-20	500	495
General Dynamics Corp.,
1.875%, 8-15-23	3,000	2,890
Rockwell Collins, Inc.,
2.800%, 3-15-22	1,500	1,514

		9,540

Air Freight & Logistics – 1.6%
FedEx Corp.:
3.250%, 4-1-26	1,000	1,009
3.300%, 3-15-27	4,000	4,009
4.400%, 1-15-47	2,000	2,060

		7,078

Airlines – 1.4%
Air Lease Corp.,
3.625%, 4-1-27	2,000	2,000
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	3,000	2,989
Sydney Airport Finance,
3.625%, 4-28-26 (A)	1,000	1,008

		5,997

Building Products – 0.5%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12-15-21	1,875	1,948

Environmental & Facilities Services – 0.5%
Republic Services, Inc.,
3.800%, 5-15-18	1,000	1,018

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Environmental & Facilities Services (Continued)
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5-15-23	$1,000	$986

		2,004

Industrial Conglomerates – 0.2%
Honeywell International, Inc.,
1.850%, 11-1-21	1,000	984

Industrial Machinery – 0.7%
Parker Hannifin Corp.,
3.250%, 3-1-27 (A)	3,000	3,031

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9-1-24	1,000	1,041

Total Industrials – 7.3%		31,623
Information Technology

Communications Equipment – 0.1%
L-3 Communications Corp.,
3.850%, 12-15-26	500	515

Data Processing & Outsourced Services – 2.0%
Alliance Data Systems Corp.,
5.250%, 12-1-17 (A)	4,500	4,534
Visa, Inc.:
2.800%, 12-14-22	3,000	3,054
3.150%, 12-14-25	1,000	1,015

		8,603

Electronic Components – 1.1%
Amphenol Corp.,
3.200%, 4-1-24	2,500	2,525
Maxim Integrated Products, Inc.,
3.450%, 6-15-27	2,250	2,226

		4,751

Home Entertainment Software – 0.2%
Activision Blizzard, Inc.,
2.300%, 9-15-21	1,000	993

Internet Software & Services – 0.7%
Alphabet, Inc.,
3.375%, 2-25-24	2,950	3,102

IT Consulting & Other Services – 0.4%
Keysight Technologies, Inc.,
4.600%, 4-6-27	1,500	1,576

Semiconductors – 1.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.625%, 1-15-24 (A)	2,000	2,045
Intel Corp.:
3.100%, 7-29-22	1,000	1,036
2.875%, 5-11-24	2,000	2,007

30	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors (Continued)
Micron Technology, Inc.,
7.500%, 9-15-23	$713	$798

		5,886

Systems Software – 1.6%
CA, Inc.,
5.375%, 12-1-19	1,080	1,134
Microsoft Corp.:
2.650%, 11-3-22	2,000	2,028
2.000%, 8-8-23	500	487
2.875%, 2-6-24	3,000	3,048

		6,697

Technology Hardware, Storage & Peripherals – 0.3%
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.250%, 3-1-22 (A)	1,250	1,271

Total Information Technology – 7.8%		33,394
Materials

Diversified Metals & Mining – 0.2%
Anglo American Capital plc,
3.750%, 4-10-22 (A)	1,000	1,005

Specialty Chemicals – 0.4%
Methanex Corp.,
5.250%, 3-1-22	1,404	1,480

Total Materials – 0.6%		2,485
Real Estate

Health Care REITs – 0.3%
Health Care REIT, Inc.,
4.000%, 6-1-25	1,300	1,344

Industrial REITs – 0.1%
Aircastle Ltd.,
5.500%, 2-15-22	598	652

Retail REITs – 0.2%
Brixmor Operating Partnership L.P.,
3.650%, 6-15-24	750	738

Specialized REITs – 0.9%
Crown Castle International Corp.:
2.250%, 9-1-21	500	492
5.250%, 1-15-23	1,027	1,140
4.000%, 3-1-27	2,000	2,059

		3,691

Total Real Estate – 1.5%		6,425
Telecommunication Services

Integrated Telecommunication Services – 2.2%
AT&T, Inc.:
3.800%, 3-1-24	2,500	2,561
3.400%, 5-15-25	3,500	3,441
5.650%, 2-15-47	1,000	1,103

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.),
5.500%, 11-15-19	$1,500	$1,617
Verizon Communications, Inc.:
2.625%, 8-15-26	500	461
4.812%, 3-15-39 (A)	559	566

		9,749

Wireless Telecommunication Service – 1.3%
American Tower Corp.:
4.400%, 2-15-26	1,000	1,048
3.125%, 1-15-27	2,500	2,400
Crown Castle Towers LLC,
3.663%, 5-15-25 (A)	1,000	1,022
Sprint Spectrum L.P.,
3.360%, 9-20-21 (A)	1,000	1,009

		5,479

Total Telecommunication Services – 3.5%		15,228
Utilities

Electric Utilities – 1.7%
Commonwealth Edison Co.,
3.650%, 6-15-46	500	488
Edison International:
2.125%, 4-15-20	1,000	1,001
2.950%, 3-15-23	2,000	2,020
Kansas City Power & Light Co.,
6.375%, 3-1-18	1,500	1,543
MidAmerican Energy Co.,
3.950%, 8-1-47	1,000	1,035
Sierra Pacific Power Co.,
2.600%, 5-1-26	1,000	965

		7,052

Multi-Utilities – 2.3%
Dominion Resources, Inc.,
2.750%, 1-15-22	3,000	3,016
Duke Energy Carolinas LLC,
3.750%, 6-1-45	2,000	1,993
Duke Energy Indiana LLC,
3.750%, 5-15-46	1,000	989
EDP Finance B.V.,
3.625%, 7-15-24 (A)	1,500	1,489
NorthWestern Corp.,
6.340%, 4-1-19	2,400	2,571

		10,058

Water Utilities – 0.5%
California Water Service Co.,
5.875%, 5-1-19	2,000	2,115

Total Utilities – 4.5%		19,225

TOTAL CORPORATE DEBT SECURITIES – 82.9%		$357,442
(Cost: $352,768)

MORTGAGE-BACKED SECURITIES	Principal	Value
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.201%, 3-25-35 (B)	$1,175	$380
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
3.370%, 2-25-34 (B)	126	10
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index),
3.302%, 3-25-34 (B)	206	8

		398

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$398
(Cost: $1,502)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.6%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A,
4.285%, 12-15-18	2,500	2,599

New York – 1.1%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	3,405	4,686

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12-1-46	2,000	2,038

Pennsylvania – 0.2%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7-15-22	750	807

TOTAL MUNICIPAL BONDS – TAXABLE – 2.3%		$10,130
(Cost: $8,725)

OTHER GOVERNMENT SECURITIES (D)
Canada – 0.8%
Province de Quebec,
7.140%, 2-27-26	2,500	3,200

2017	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (D) (Continued)	Principal	Value
Spain – 0.7%
Telefonica Emisiones S.A.U.,
4.103%, 3-8-27	$3,000	$3,100

TOTAL OTHER GOVERNMENT SECURITIES – 1.5%		$6,300
(Cost: $5,762)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority,
2.875%, 2-1-27	1,000	1,024

Mortgage-Backed Obligations – 6.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps),
5.045%, 7-25-44 (A)(B)	2,200	2,250
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index),
4.573%, 12-25-48 (A)(B)	1,000	1,060
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.490%, 12-25-44 (A)(B)	5,000	5,320
4.400%, 1-25-45 (A)(B)	3,000	3,179
4.752%, 11-25-46 (A)(B)	2,055	2,210
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index),
4.395%, 7-25-48 (A)(B)	2,350	2,363

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2-25-22	$780	$798
2.640%, 6-1-22	1,447	1,478
2.390%, 6-1-25	1,238	1,250
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.503%, 12-1-19	4,725	4,968
2.759%, 4-1-22	1,579	1,620
2.705%, 4-1-23	653	664
Government National Mortgage Association Agency REMIC/CMO,
0.011%, 6-17-45 (E)	21	—	*

		27,160

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 6.5%		$28,184
(Cost: $28,315)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.5%
U.S. Treasury Notes,
1.375%, 12-15-19	2,000	1,996

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.5%		$1,996
(Cost: $1,996)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (F) – 2.2%
Ecolab, Inc.,
1.341%, 7-6-17	$5,000	$4,999
Mondelez International, Inc.,
1.330%, 7-3-17	3,115	3,114
Sonoco Products Co.,
1.330%, 7-3-17	1,525	1,525

		9,638

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (C)	4,237	4,237

TOTAL SHORT-TERM SECURITIES – 3.2%		$13,875
(Cost: $13,876)

TOTAL INVESTMENT SECURITIES – 99.7%		$429,919
(Cost: $424,152)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,359

NET ASSETS – 100.0%		$431,278

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $105,346 or 24.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	Rate shown is the yield to maturity at June 30, 2017.

32	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,732	$—	$—
Asset-Backed Securities	—	8,862	—
Corporate Debt Securities	—	357,442	—
Mortgage-Backed Securities	—	398	—
Municipal Bonds	—	10,130	—
Other Government Securities	—	6,300	—
United States Government Agency Obligations	—	28,184	—
United States Government Obligations	—	1,996	—
Short-Term Securities	—	13,875	—
Total	$2,732	$427,187	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REITS = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Information Technology	34.2%
Financials	16.0%
Health Care	12.6%
Consumer Staples	10.5%
Industrials	10.1%
Consumer Discretionary	9.0%
Energy	5.6%
Materials	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.1%

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	Information Technology	Systems Software
Alphabet, Inc., Class A	Information Technology	Internet Software & Services
Morgan Stanley	Financials	Investment Banking & Brokerage
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
UnitedHealth Group, Inc.	Health Care	Managed Health Care
Philip Morris International, Inc.	Consumer Staples	Tobacco
Kraft Foods Group, Inc.	Consumer Staples	Packaged Foods & Meats
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Adobe Systems, Inc.	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.0%
Magna International, Inc.	180	$8,335

Cable & Satellite – 2.1%
Comcast Corp., Class A	229	8,901

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	72	11,090

Housewares & Specialties – 2.3%
Newell Rubbermaid, Inc.	179	9,619

Total Consumer Discretionary – 9.0%		37,945
Consumer Staples

Brewers – 1.3%
Molson Coors Brewing Co., Class B	66	5,707

Hypermarkets & Super Centers – 1.6%
Costco Wholesale Corp.	42	6,736

Packaged Foods & Meats – 2.7%
Kraft Foods Group, Inc.	132	11,339

Soft Drinks – 2.0%
Monster Beverage Corp. (A)	168	8,327

Tobacco – 2.9%
Philip Morris International, Inc.	103	12,093

Total Consumer Staples – 10.5%		44,202
Energy

Oil & Gas Drilling – 0.6%
Helmerich & Payne, Inc.	47	2,532

Oil & Gas Equipment & Services – 0.9%
Halliburton Co.	94	4,002

Oil & Gas Exploration & Production – 4.1%
Cimarex Energy Co.	56	5,239
EOG Resources, Inc.	84	7,604
Pioneer Natural Resources Co.	28	4,468

		17,311

Total Energy – 5.6%		23,845
Financials

Asset Management & Custody Banks – 2.4%
Blackstone Group L.P. (The)	305	10,175

Diversified Banks – 3.5%
Bank of America Corp.	284	6,878
Wells Fargo & Co.	141	7,840

		14,718

Financial Exchanges & Data – 2.2%
CME Group, Inc.	75	9,330

COMMON STOCKS (Continued)	Shares	Value
Investment Banking & Brokerage – 4.9%
Charles Schwab Corp. (The)	169	$7,269
Morgan Stanley	300	13,355

		20,624

Other Diversified Financial Services – 3.0%
JPMorgan Chase & Co.	138	12,604

Total Financials – 16.0%		67,451
Health Care

Biotechnology – 3.1%
Alexion Pharmaceuticals, Inc. (A)	52	6,313
Shire Pharmaceuticals Group plc ADR	42	6,969

		13,282

Health Care Equipment – 2.0%
Intuitive Surgical, Inc. (A)	9	8,418

Managed Health Care – 4.7%
Cigna Corp.	45	7,600
UnitedHealth Group, Inc.	66	12,293

		19,893

Pharmaceuticals – 2.8%
Eli Lilly and Co.	40	3,292
Zoetis, Inc.	135	8,415

		11,707

Total Health Care – 12.6%		53,300
Industrials

Aerospace & Defense – 3.8%
Lockheed Martin Corp.	26	7,107
United Technologies Corp.	74	9,085

		16,192

Construction Machinery & Heavy Trucks – 2.9%
PACCAR, Inc.	101	6,683
WABCO Holdings, Inc. (A)	44	5,611

		12,294

Railroads – 3.4%
Norfolk Southern Corp.	55	6,718
Union Pacific Corp.	69	7,473

		14,191

Total Industrials – 10.1%		42,677
Information Technology

Application Software – 2.5%
Adobe Systems, Inc. (A)	74	10,452

Data Processing & Outsourced Services – 6.3%
MasterCard, Inc., Class A	77	9,405
PayPal, Inc. (A)	149	8,007
Visa, Inc., Class A	97	9,097

		26,509

COMMON STOCKS (Continued)	Shares	Value
Home Entertainment Software – 1.8%
Electronic Arts, Inc. (A)	74	$7,781

Internet Software & Services – 7.7%
Alibaba Group Holding Ltd. ADR (A)	65	9,144
Alphabet, Inc., Class A (A)	16	14,410
Facebook, Inc., Class A (A)	60	9,091

		32,645

Semiconductor Equipment – 3.8%
Applied Materials, Inc.	225	9,282
ASML Holding N.V., NY Registry Shares	51	6,659

		15,941

Semiconductors – 4.8%
Analog Devices, Inc.	91	7,111
Broadcom Corp., Class A	39	9,159
Texas Instruments, Inc.	55	4,208

		20,478

Systems Software – 3.5%
Microsoft Corp.	216	14,882

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	110	15,842

Total Information Technology – 34.2%		144,530
Materials

Commodity Chemicals – 0.9%
LyondellBasell Industries N.V., Class A	45	3,823

Total Materials – 0.9%		3,823

TOTAL COMMON STOCKS – 98.9%		$417,773
(Cost: $376,775)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (B)	$2,632	2,632

TOTAL SHORT-TERM SECURITIES – 0.6%		$2,632
(Cost: $2,632)

TOTAL INVESTMENT SECURITIES – 99.5%		$420,405
(Cost: $379,405)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,170

NET ASSETS – 100.0%		$422,575

2017	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	CORE EQUITY (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$417,773	$—	$—
Short-Term Securities	—	2,632	—
Total	$417,773	$2,632	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	DIVIDEND OPPORTUNITIES

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	96.5%
Financials	15.9%
Industrials	15.8%
Information Technology	14.3%
Energy	9.8%
Consumer Discretionary	8.3%
Consumer Staples	8.0%
Real Estate	7.4%
Materials	7.1%
Health Care	6.4%
Utilities	3.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Pfizer, Inc.	Health Care	Pharmaceuticals
Wells Fargo & Co.	Financials	Diversified Banks
Chevron Corp.	Energy	Integrated Oil & Gas
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Philip Morris International, Inc.	Consumer Staples	Tobacco
Lockheed Martin Corp.	Industrials	Aerospace & Defense
Exelon Corp.	Utilities	Electric Utilities
MetLife, Inc.	Financials	Life & Health Insurance
Dow Chemical Co. (The)	Materials	Diversified Chemicals

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	DIVIDEND OPPORTUNITIES (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.7%
Omnicom Group, Inc.	106	$8,792

Cable & Satellite – 2.5%
Comcast Corp., Class A	335	13,040

Home Improvement Retail – 2.8%
Home Depot, Inc. (The)	95	14,619

Restaurants – 1.3%
McDonalds Corp.	45	6,884

Total Consumer Discretionary – 8.3%		43,335
Consumer Staples

Brewers – 1.4%
Anheuser-Busch InBev S.A. ADR	64	7,019

Drug Retail – 1.3%
CVS Caremark Corp.	83	6,678

Personal Products – 1.5%
Unilever plc (A)	146	7,882

Tobacco – 3.8%
Philip Morris International, Inc.	170	19,944

Total Consumer Staples – 8.0%		41,523
Energy

Integrated Oil & Gas – 7.5%
Chevron Corp.	224	23,328
Suncor Energy, Inc.	522	15,243

		38,571

Oil & Gas Storage & Transportation – 2.3%
Enterprise Products Partners L.P.	447	12,110

Total Energy – 9.8%		50,681
Financials

Diversified Banks – 4.5%
Wells Fargo & Co.	423	23,411

Life & Health Insurance – 3.5%
MetLife, Inc.	325	17,842

Multi-Line Insurance – 1.5%
American International Group, Inc.	128	7,981

Other Diversified Financial Services – 4.4%
JPMorgan Chase & Co.	250	22,879

Regional Banks – 2.0%
KeyCorp	545	10,220

Total Financials – 15.9%		82,333

COMMON STOCKS (Continued)	Shares	Value
Health Care

Health Care Equipment – 1.5%
Medtronic plc	89	$7,870

Pharmaceuticals – 4.9%
Pfizer, Inc.	751	25,218

Total Health Care – 6.4%		33,088
Industrials

Aerospace & Defense – 7.5%
BAE Systems plc (A)	692	5,710
Lockheed Martin Corp.	70	19,349
United Technologies Corp.	110	13,481

		38,540

Building Products – 2.9%
Johnson Controls, Inc.	349	15,141

Construction Machinery & Heavy Trucks – 2.5%
PACCAR, Inc.	197	13,020

Electrical Components & Equipment – 1.9%
Eaton Corp.	126	9,803

Railroads – 1.0%
Union Pacific Corp.	48	5,227

Total Industrials – 15.8%		81,731
Information Technology

Communications Equipment – 3.7%
Harris Corp.	93	10,155
Nokia Corp., Series A ADR	1,426	8,786

		18,941

Data Processing & Outsourced Services – 1.4%
Paychex, Inc.	131	7,479

Semiconductors – 4.1%
Analog Devices, Inc.	181	14,078
Cypress Semiconductor Corp.	542	7,399

		21,477

Systems Software – 5.1%
Microsoft Corp.	383	26,379

Total Information Technology – 14.3%		74,276
Materials

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	252	15,922

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	37	5,304

Paper Packaging – 3.0%
International Paper Co.	277	15,670

Total Materials – 7.1%		36,896

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Industrial REITs – 2.3%
ProLogis, Inc.	200	$11,704

Specialized REITs – 5.1%
Crown Castle International Corp.	110	10,980
Life Storage, Inc.	138	10,244
Uniti Group, Inc.	215	5,416

		26,640

Total Real Estate – 7.4%		38,344
Utilities

Electric Utilities – 3.5%
Exelon Corp.	499	18,004

Total Utilities – 3.5%		18,004

TOTAL COMMON STOCKS – 96.5%		$500,211
(Cost: $423,608)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (B)	$2,945	2,945

Municipal Obligations – 2.5%
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps),
0.910%, 7-7-17 (B)	2,000	2,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps),
0.870%, 7-7-17 (B)	11,251	11,251

		13,251

TOTAL SHORT-TERM SECURITIES – 3.1%		$16,196
(Cost: $16,196)

TOTAL INVESTMENT SECURITIES – 99.6%		$516,407
(Cost: $439,804)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,996

NET ASSETS – 100.0%		$518,403

38	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	DIVIDEND OPPORTUNITIES (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$500,211	$—	$—
Short-Term Securities	—	16,196	—
Total	$500,211	$16,196	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	39

PORTFOLIO HIGHLIGHTS	ENERGY

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.0%
Energy	95.9%
Information Technology	1.8%
Materials	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Country Weightings

North America	91.2%
United States	89.1%
Other North America	2.1%
Europe	5.4%
Bahamas/Caribbean	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.0%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
U.S. Silica Holdings, Inc.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
RPC, Inc.	United States	Energy	Oil & Gas Equipment & Services
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Baker Hughes, Inc.	United States	Energy	Oil & Gas Equipment & Services
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production

See your advisor or www.waddell.com for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

40	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.0%
Chevron Corp.	24	$2,457
Royal Dutch Shell plc, Class A (A)	69	1,830
Suncor Energy, Inc.	55	1,607

		5,894

Oil & Gas Drilling – 4.0%
Nabors Industries Ltd.	253	2,062
Patterson-UTI Energy, Inc.	196	3,949

		6,011

Oil & Gas Equipment & Services – 34.4%
Baker Hughes, Inc.	102	5,579
C&J Energy Services, Inc. (B)	23	790
Core Laboratories N.V.	35	3,540
Forum Energy Technologies, Inc. (B)	279	4,350
Halliburton Co.	167	7,128
Hi-Crush Partners L.P. (B)	145	1,574
Keane Group, Inc. (B)	145	2,325
RPC, Inc.	299	6,042
Schlumberger Ltd.	103	6,765
Superior Energy Services, Inc. (B)	378	3,942
U.S. Silica Holdings, Inc.	189	6,713
Weatherford International Ltd. (B)	688	2,664

		51,412

Oil & Gas Exploration & Production – 43.9%
Anadarko Petroleum Corp.	94	4,271
Cimarex Energy Co.	43	4,071
Concho Resources, Inc. (B)	40	4,910
Continental Resources, Inc. (B)	176	5,687
Devon Energy Corp.	100	3,203
Diamondback Energy, Inc. (B)	45	4,001
EOG Resources, Inc.	73	6,608
Laredo Petroleum Holdings, Inc. (B)	202	2,123
Marathon Oil Corp.	223	2,647
Newfield Exploration Co. (B)	109	3,092
Oasis Petroleum LLC (B)	390	3,139
Parsley Energy, Inc., Class A (B)	219	6,090
Pioneer Natural Resources Co.	37	5,825
RSP Permian, Inc. (B)	137	4,427
Whiting Petroleum Corp. (B)	388	2,137
WPX Energy, Inc. (B)	354	3,416

		65,647

Oil & Gas Refining & Marketing – 2.0%
Marathon Petroleum Corp.	23	1,180
Phillips 66	22	1,806

		2,986

Oil & Gas Storage & Transportation – 7.6%
Enbridge, Inc.	37	1,469
Energy Transfer Partners L.P.	50	1,012
Enterprise Products Partners L.P.	114	3,099
MPLX L.P.	25	834
Phillips 66 Partners L.P.	17	828
Plains GP Holdings L.P., Class A	69	1,796
Tallgrass Energy GP L.P., Class A	93	2,358

		11,396

Total Energy – 95.9%		143,346

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 1.8%
Wright Express Corp. (B)	27	$2,769

Total Information Technology – 1.8%		2,769
Materials

Specialty Chemicals – 0.3%
Flotek Industries, Inc. (B)(C)	44	393

Total Materials – 0.3%		393

TOTAL COMMON STOCKS – 98.0%		$146,508
(Cost: $162,160)

SHORT-TERM SECURITIES	Principal
Master Note – 1.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (D)	$2,872	2,872

TOTAL SHORT-TERM SECURITIES – 1.9%		$2,872
(Cost: $2,872)

TOTAL INVESTMENT SECURITIES – 99.9%		$149,380
(Cost: $165,032)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		143

NET ASSETS – 100.0%		$149,523

2017	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	ENERGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $393 or 0.3% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$146,508	$—	$—
Short-Term Securities	—	2,872	—
Total	$146,508	$2,872	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

Country Diversification

(as a % of net assets)
United States	89.1%
Netherlands	2.4%
Canada	2.1%
Switzerland	1.8%
Bermuda	1.4%
United Kingdom	1.2%
Other+	2.0%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	GLOBAL BOND

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	3.4%
Utilities	1.3%
Financials	0.9%
Energy	0.6%
Information Technology	0.6%
Bonds	94.5%
Corporate Debt Securities	64.5%
United States Government Obligations	15.5%
Other Government Securities	13.2%
Loans	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

Quality Weightings

Investment Grade	56.2%
AA	18.3%
A	11.7%
BBB	26.2%
Non-Investment Grade	38.3%
BB	23.2%
B	11.1%
CCC	1.5%
Non-rated	2.5%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	5.5%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	43.3%
United States	35.3%
Mexico	6.7%
Other North America	1.3%
Europe	22.9%
United Kingdom	7.6%
Netherlands	5.5%
Other Europe	9.8%
South America	14.6%
Brazil	4.2%
Chile	3.5%
Other South America	6.9%
Pacific Basin	9.3%
Other	4.7%
Bahamas/Caribbean	2.0%
Middle East	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.1%

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil

Utilities – 0.6%
Alupar Investimento S.A.	12	$64
Transmissora Alianca de Energia Eletrica S.A.	10	68

		132

Total Brazil – 0.6%		$132
Chile

Utilities – 0.1%
Aguas Andinas S.A.	34	20

Total Chile – 0.1%		$20
Panama

Financials – 0.9%
Banco Latinoamericano de Comercio Exterior S.A.	8	218

Total Panama – 0.9%		$218
United Kingdom

Energy – 0.6%
Royal Dutch Shell plc, Class A	5	124
Seadrill Partners LLC	4	13

		137

Total United Kingdom – 0.6%		$137
United States

Information Technology – 0.6%
Intel Corp.	4	139

Utilities – 0.6%
PPL Corp.	4	139

Total United States – 1.2%		$278

TOTAL COMMON STOCKS – 3.4%		$785
(Cost: $851)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 0.8%
Pan American Energy LLC
7.875%, 5-7-21	$100	109
YPF Sociedad Anonima
8.875%, 12-19-18 (A)	80	86

		195

Total Argentina – 0.8%		$195
Austria

Consumer Staples – 0.8%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2-5-23 (A)	200	175

Total Austria – 0.8%		$175

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Bahrain

Financials – 1.1%
HDFC Bank Ltd.
3.000%, 3-6-18	$250	$251

Total Bahrain – 1.1%		$251
Brazil

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16 (A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
7.000%, 7-8-13 (B)	96	5

Materials – 1.4%
Suzano Trading Ltd.
5.875%, 1-23-21 (A)	200	212
Vale Overseas Ltd.:
4.625%, 9-15-20	50	51
6.250%, 8-10-26	50	54

		317

Total Brazil – 1.4%		$322
British Virgin Islands

Energy – 0.3%
QGOG Atlantic/Alaskan Rigs Ltd.
5.250%, 7-30-18 (A)	66	64

Total British Virgin Islands – 0.3%		$64
Canada

Financials – 0.4%
Bank of Montreal
1.800%, 7-31-18	100	100

Total Canada – 0.4%		$100
Cayman Islands

Telecommunication Services – 0.9%
Sable International Finance Ltd.
6.875%, 8-1-22 (A)	200	216

Total Cayman Islands – 0.9%		$216
Chile

Industrials – 1.7%
Guanay Finance Ltd.
6.000%, 12-15-20 (A)	183	187
LATAM Airlines Group S.A.
7.250%, 6-9-20 (A)	200	211

		398

Materials – 1.7%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1-19-18 (A)	175	177
4.375%, 5-15-23 (A)	200	207

		384

Total Chile – 3.4%		$782

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
China

Information Technology – 2.2%
Alibaba Group Holding Ltd.
1.625%, 11-28-17	$500	$500

Total China – 2.2%		$500
Columbia

Financials – 0.9%
Banco de Bogota S.A.
5.375%, 2-19-23 (A)	200	210

Utilities – 0.9%
Emgesa S.A. E.S.P.
8.750%, 1-25-21 (C)	COP302,000	103
Empresas Publicas de Medellin E.S.P.
8.375%, 2-1-21 (C)	274,000	93

		196

Total Columbia – 1.8%		$406
France

Financials – 1.0%
BNP Paribas S.A.
7.625%, 12-29-49 (A)	$200	220

Total France – 1.0%		$220
Hong Kong

Telecommunication Services – 0.9%
Hutchison Whampoa Ltd.
1.625%, 10-31-17 (A)	200	200

Total Hong Kong – 0.9%		$200
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7-29-20 (A)	200	202

Materials – 0.8%
Vedanta Resources plc
6.375%, 7-30-22 (A)	200	201

Total India – 1.7%		$403
Indonesia

Financials – 0.9%
Bank Rakyat Indonesia
2.950%, 3-28-18	200	201

Total Indonesia – 0.9%		$201
Ireland

Financials – 1.5%
MTS International Funding Ltd.
5.000%, 5-30-23 (A)	350	358

Total Ireland – 1.5%		$358

44	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Jamaica

Telecommunication Services – 0.8%
Digicel Group Ltd.
6.000%, 4-15-21 (A)	$200	$192

Total Jamaica – 0.8%		$192
Luxembourg

Financials – 0.9%
OJSC Russian Agricultural Bank
5.100%, 7-25-18 (A)	200	205

Information Technology – 0.9%
BC Luxco 1 S.A.
7.375%, 1-29-20 (A)	200	205

Materials – 0.4%
Steel Capital S.A.
6.700%, 10-25-17	100	101

Total Luxembourg – 2.2%		$511
Mexico

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6-30-20 (A)	200	214

Financials – 1.6%
Banco Santander S.A.
4.125%, 11-9-22 (A)	150	156
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9-27-23 (A)	200	205

		361

Materials – 3.1%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
5.573%, 12-29-49 (A)(D)	150	138
CEMEX S.A.B. de C.V.
6.500%, 12-10-19 (A)	550	579

		717

Total Mexico – 5.6%		$1,292
Netherlands

Consumer Discretionary – 3.1%
Myriad International Holdings B.V.
6.375%, 7-28-17 (A)	500	500
VTR Finance B.V.
6.875%, 1-15-24 (A)	200	212

		712

Energy – 0.8%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3-17-20	125	128
8.375%, 5-23-21	60	67

		195

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials – 0.7%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7-17-24 (A)	$200	$169

Telecommunication Services – 0.4%
VimpleCom Holdings B.V.
9.000%, 2-13-18 (A)(C)	RUB5,000	85

Utilities – 0.5%
Majapahit Holding B.V.
7.750%, 1-20-20 (A)	$100	112

Total Netherlands – 5.5%		$1,273
Norway

Energy – 0.7%
Aker BP ASA
6.000%, 7-1-22 (A)	150	154

Total Norway – 0.7%		$154
Peru

Real Estate – 0.4%
InRetail Shopping Malls
5.250%, 10-10-21 (A)	100	103

Total Peru – 0.4%		$103
Qatar

Energy – 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20 (A)	94	97

Total Qatar – 0.4%		$97
Russia

Materials – 0.9%
Uralkali Finance Ltd.
3.723%, 4-30-18 (A)	200	201

Total Russia – 0.9%		$201
Singapore

Consumer Staples – 0.5%
Olam International Ltd.
7.500%, 8-12-20	100	109

Total Singapore – 0.5%		$109
South Korea

Financials – 1.1%
Woori Bank
2.625%, 7-20-21 (A)	250	249

Total South Korea – 1.1%		$249

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5-29-49	$200	$209

Total Spain – 0.9%		$209
United Arab Emirates

Financials – 1.4%
ICICI Bank Ltd.
3.500%, 3-18-20 (A)	325	330

Total United Arab Emirates – 1.4%		$330
United Kingdom

Consumer Staples – 2.5%
BAT International Finance plc
1.850%, 6-15-18 (A)	375	375
Imperial Tobacco Finance plc
3.750%, 7-21-22 (A)	200	208

		583

Financials – 4.5%
Barclays plc
8.250%, 12-29-49	200	212
HSBC Holdings plc
5.625%, 12-29-49	200	204
Industrial and Commercial Bank of China Ltd.
2.250%, 12-21-18	200	200
State Bank of India:
3.250%, 4-18-18 (A)	200	202
3.622%, 4-17-19 (A)	200	204

		1,022

Total United Kingdom – 7.0%		$1,605
United States

Consumer Staples – 4.2%
Anheuser-Busch InBev S.A./N.V.
2.650%, 2-1-21	500	507
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
2.200%, 8-1-18	200	201
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	250	256

		964

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7-15-25 (A)	125	129

Financials – 3.1%
BBVA Bancomer S.A.
6.500%, 3-10-21 (A)	150	165
Citigroup, Inc.
8.400%, 4-29-49	75	79
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6-1-19 (A)	50	51

2017	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3.000%, 9-25-17	$100	$100
Hyundai Capital America
2.000%, 3-19-18 (A)	200	200
Wells Fargo & Co.
7.980%, 3-29-49	125	131

		726

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21 (A)	100	104
4.500%, 1-15-23 (A)	75	79

		183

Industrials – 0.7%
BAE Systems Holdings, Inc.
2.850%, 12-15-20 (A)	75	76
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7-15-22	82	85

		161

Information Technology – 2.0%
Alliance Data Systems Corp.
5.250%, 12-1-17 (A)	250	252
L-3 Communications Corp.
5.200%, 10-15-19	100	107
Micron Technology, Inc.
5.875%, 2-15-22	100	104

		463

Materials – 0.6%
BakerCorp International, Inc.
8.250%, 6-1-19	50	43
Hillman Group, Inc. (The)
6.375%, 7-15-22 (A)	110	106

		149

Real Estate – 1.1%
Aircastle Ltd.
4.625%, 12-15-18	235	243

Telecommunication Services – 2.7%
American Tower Corp.
3.400%, 2-15-19	170	174
T-Mobile USA, Inc.
6.000%, 3-1-23	230	243
Verizon Communications, Inc.
2.625%, 2-21-20	214	217

		634

Utilities – 1.1%
Sempra Energy
2.850%, 11-15-20	250	254

Total United States – 16.9%		$3,906

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Venezuela

Financials – 1.1%
Corporacion Andina de Fomento
1.500%, 8-8-17	$250	$250

Total Venezuela – 1.1%		$250

TOTAL CORPORATE DEBT SECURITIES – 64.5%		$14,874
(Cost: $14,977)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.6%
Republic of Argentina
6.875%, 4-22-21	350	375

Brazil – 2.2%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5-9-24 (A)	200	196
Federative Republic of Brazil
4.875%, 1-22-21	300	314

		510

Columbia – 1.2%
Republic of Colombia
4.375%, 7-12-21	250	266

Indonesia – 1.1%
Republic of Indonesia
3.750%, 4-25-22 (A)	250	257

Luxembourg – 0.9%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24 (A)	200	205

Mexico – 1.1%
United Mexican States
3.625%, 3-15-22	250	259

Qatar – 0.9%
Qatar Government Bond
2.375%, 6-2-21 (A)	200	195

Russia – 0.9%
Russian Federation
3.500%, 1-16-19 (A)	200	204

Saudi Arabia – 1.1%
Saudi Arabia Government Bond
2.375%, 10-26-21 (A)	250	246

South Africa – 0.9%
Republic of South Africa
5.500%, 3-9-20	200	212

OTHER GOVERNMENT SECURITIES (E) (Continued)	Principal	Value
Turkey – 0.9%
Turkey Government Bond
5.125%, 3-25-22	$200	$208

United States – 0.4%
Republic of Argentina
5.625%, 1-26-22	100	102

TOTAL OTHER GOVERNMENT SECURITIES – 13.2%		$3,039
(Cost: $3,050)

LOANS (D)
United States

Industrials – 1.0%
TransDigm, Inc. (ICE LIBOR plus 300 bps):
4.226%, 2-28-20	43	42
4.296%, 2-28-20	195	195

		237

Materials – 0.3%
BakerCorp International, Inc. (ICE LIBOR plus 300 bps)
4.250%, 2-7-20	73	70

Total United States – 1.3%		$307

TOTAL LOANS – 1.3%		$307
(Cost: $309)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 15.5%
U.S. Treasury Bonds
2.250%, 11-15-25	450	450
U.S. Treasury Notes:
0.750%, 12-31-17	800	798
1.125%, 1-15-19	1,000	997
1.500%, 4-15-20	500	500
1.250%, 10-31-21	200	195
1.750%, 11-30-21	300	299
1.750%, 5-15-22	145	144
1.500%, 8-15-26	200	187

		3,570

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.5%		$3,570
(Cost: $3,596)

46	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.440%, 7-5-17 (F)	$411	$411

TOTAL SHORT-TERM SECURITIES – 1.8%		$411
(Cost: $411)

TOTAL INVESTMENT SECURITIES – 99.7%		$22,986
(Cost: $23,194)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		64

NET ASSETS – 100.0%		$23,050

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $10,486 or 45.5% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP—Columbian Peso and RUB—Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	101	U.S. Dollar	128	7-24-17	Barclays Capital, Inc.	$—	$4

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$785	$—	$—
Corporate Debt Securities	—	14,874	—
Other Government Securities	—	3,039	—
Loans	—	307	—
United States Government Obligations	—	3,570	—
Short-Term Securities	—	411	—
Total	$785	$22,201	$—
Liabilities
Forward Foreign Currency Contracts	$—	$4	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

2017	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	GLOBAL BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	35.3%
United Kingdom	7.6%
Mexico	6.7%
Netherlands	5.5%
Brazil	4.2%
Chile	3.5%
Luxembourg	3.1%
Columbia	3.0%
Argentina	2.4%
China	2.2%
Indonesia	2.0%

Country Diversification (Continued)

Russia	1.8%
India	1.7%
Ireland	1.5%
United Arab Emirates	1.4%
Qatar	1.3%
Bahrain	1.1%
Venezuela	1.1%
South Korea	1.1%
Saudi Arabia	1.1%
France	1.0%
Other Countries	9.3%
Other+	2.1%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

48	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	GLOBAL GROWTH

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	96.1%
Information Technology	28.7%
Consumer Discretionary	17.4%
Industrials	14.0%
Health Care	9.9%
Energy	9.1%
Financials	8.5%
Consumer Staples	8.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.9%

Country Weightings

North America	53.1%
United States	51.3%
Other North America	1.8%
Europe	28.6%
France	7.5%
Germany	7.3%
United Kingdom	5.5%
Netherlands	5.4%
Other Europe	2.9%
Pacific Basin	14.4%
China	6.8%
Japan	5.6%
Other Pacific Basin	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.9%

Top 10 Equity Holdings

Company	Country	Sector	Industry
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Airbus SE	France	Industrials	Aerospace & Defense
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
Koninklijke Philips Electronics N.V., Ordinary Shares	Netherlands	Industrials	Industrial Conglomerates
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 0.9%
Seven Generations Energy Ltd., Class A (A)	214	$3,669

Total Canada – 0.9%		$3,669
China

Financials – 1.2%
Ping An Insurance (Group) Co. of China Ltd., H Shares	784	5,166

Information Technology – 5.6%
Alibaba Group Holding Ltd. ADR (A)	99	14,003
Tencent Holdings Ltd.	271	9,673

		23,676

Total China – 6.8%		$28,842
France

Consumer Staples – 1.2%
Pernod Ricard S.A.	38	5,127

Energy – 1.5%
Total S.A. ADR	126	6,243

Financials – 1.1%
Axa S.A.	177	4,850

Industrials – 3.7%
Airbus SE	188	15,457

Total France – 7.5%		$31,677
Germany

Consumer Discretionary – 3.1%
Bayerische Motoren Werke AG	69	6,372
ProSiebenSat. 1 Media SE	166	6,958

		13,330

Health Care – 1.8%
Fresenius SE & Co. KGaA	90	7,689

Industrials – 2.4%
Siemens AG	74	10,123

Total Germany – 7.3%		$31,142
Japan

Consumer Discretionary – 3.2%
Fuji Heavy Industries Ltd.	189	6,349
Isuzu Motors Ltd.	563	6,934

		13,283

Industrials – 2.4%
Dakin Industries Ltd.	61	6,261
Recruit Holdings Co. Ltd.	235	4,033

		10,294

Total Japan – 5.6%		$23,577

COMMON STOCKS (Continued)	Shares	Value
Macau

Consumer Discretionary – 1.1%
Galaxy Entertainment Group	762	$4,626

Total Macau – 1.1%		$4,626
Mexico

Consumer Staples – 0.9%
Wal-Mart de Mexico S.A.B. de C.V.	1,732	4,015

Total Mexico – 0.9%		$4,015
Netherlands

Industrials – 3.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	418	14,860

Information Technology – 1.9%
ASML Holding N.V., NY Registry Shares	62	8,052

Total Netherlands – 5.4%		$22,912
South Korea

Information Technology – 0.9%
Samsung Electronics Co. Ltd.	2	3,864

Total South Korea – 0.9%		$3,864
Spain

Consumer Discretionary – 0.9%
Mediaset Espana Comunicacion S.A.	323	4,025

Total Spain – 0.9%		$4,025
Switzerland

Industrials – 2.0%
Adecco S.A.	110	8,335

Total Switzerland – 2.0%		$8,335
United Kingdom

Consumer Discretionary – 1.2%
Compass Group plc	240	5,073

Consumer Staples – 1.7%
British American Tobacco plc	75	5,145
Coca-Cola European Partners plc	52	2,133

		7,278

Financials – 2.6%
Prudential plc	475	10,904

Total United Kingdom – 5.5%		$23,255

COMMON STOCKS (Continued)	Shares	Value
United States

Consumer Discretionary – 7.9%
Amazon.com, Inc. (A)	14	$13,644
Home Depot, Inc. (The)	77	11,772
Marriott International, Inc., Class A	81	8,093

		33,509

Consumer Staples – 4.7%
Kraft Foods Group, Inc.	77	6,592
Philip Morris International, Inc.	114	13,371

		19,963

Energy – 6.7%
EOG Resources, Inc.	89	8,085
Halliburton Co.	325	13,890
Schlumberger Ltd.	98	6,462

		28,437

Financials – 3.6%
CME Group, Inc.	26	3,313
Goldman Sachs Group, Inc. (The)	20	4,546
MetLife, Inc.	93	5,129
Wells Fargo & Co.	41	2,281

		15,269

Health Care – 8.1%
Allergan plc	27	6,607
Celgene Corp. (A)	63	8,126
HCA Holdings, Inc. (A)	108	9,386
Incyte Corp. (A)	23	2,892
Thermo Fisher Scientific, Inc.	41	7,190

		34,201

Information Technology – 20.3%
Adobe Systems, Inc. (A)	69	9,689
Alphabet, Inc., Class C (A)	7	6,308
Applied Materials, Inc.	99	4,074
Broadcom Corp., Class A	36	8,448
Facebook, Inc., Class A (A)	100	15,136
MasterCard, Inc., Class A	138	16,747
Microsoft Corp.	128	8,813
Texas Instruments, Inc.	54	4,190
Visa, Inc., Class A	132	12,401

		85,806

Total United States – 51.3%		$217,185

TOTAL COMMON STOCKS – 96.1%		$407,124
(Cost: $354,318)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.3%
Exxon Mobil Corp.
1.070%, 7-5-17	$1,728	1,728
Mondelez International, Inc.
1.330%, 7-3-17	3,970	3,969

		5,697

50	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	GLOBAL GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.440%, 7-5-17 (C)	$2,554	$2,554

Municipal Obligations – 0.7%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps)
0.990%, 7-1-17 (C)	2,850	2,850

SHORT-TERM SECURITIES (Continued)	Value
TOTAL SHORT-TERM SECURITIES – 2.6%	$11,101
(Cost: $11,102)

TOTAL INVESTMENT SECURITIES – 98.7%	$418,225
(Cost: $365,420)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%	5,311

NET ASSETS – 100.0%	$423,536

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$407,124	$—	$—
Short-Term Securities	—	11,101	—
Total	$407,124	$11,101	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

Market Sector Diversification

(as a % of net assets)
Information Technology	28.7%
Consumer Discretionary	17.4%
Industrials	14.0%
Health Care	9.9%
Energy	9.1%
Financials	8.5%
Consumer Staples	8.5%
Other+	3.9%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	51

PORTFOLIO HIGHLIGHTS	GOVERNMENT MONEY MARKET

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Corporate Obligations	0.5%
Master Note	0.5%
United States Government and Government Agency Obligations	89.4%
United States Government and Government Agency Obligations Backed Municipal Obligations	10.0%
Cash and Other Assets (Net of Liabilities)	0.1%

52	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	GOVERNMENT MONEY MARKET (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (A)	$1,840	$1,840

Total Master Note – 0.5%		1,840

TOTAL CORPORATE OBLIGATIONS – 0.5%		$1,840
(Cost: $1,840)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 12.3%
U.S. Treasury Bills:
0.800%, 9-7-17	7,500	7,489
0.970%, 9-14-17	10,000	9,980
1.000%, 9-21-17	6,000	5,986
0.950%, 10-26-17	6,000	5,981
1.010%, 11-9-17	9,100	9,066
1.100%, 12-14-17	10,000	9,949

		48,451

Treasury Notes – 9.2%
U.S. Treasury Notes (3-Month USTMMR plus 16.8 bps),
1.170%, 7-3-17 (A)	8,000	7,996
U.S. Treasury Notes (3-Month USTMMR plus 17 bps),
1.170%, 7-3-17 (A)	8,000	8,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps),
1.180%, 7-3-17 (A)	16,700	16,699
U.S. Treasury Notes (3-Month USTMMR plus 7 bps),
1.070%, 7-2-17 (A)	3,500	3,499

		36,194

United States Government Agency Obligations – 67.9%
Federal Home Loan Bank:
0.690%, 7-26-17	14,500	14,500
1.000%, 8-10-17	5,000	4,994
0.750%, 8-23-17	5,500	5,500
Federal National Mortgage Association,
0.964%, 7-3-17	17,535	17,534

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations (Continued)
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.070%, 7-7-17 (A)	$59,336	$59,336
1.080%, 7-7-17 (A)	55,471	55,471
1.090%, 7-7-17 (A)	29,484	29,484
1.100%, 7-7-17 (A)	22,461	22,461
1.150%, 7-7-17 (A)	58,271	58,271

		267,551

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 89.4%		$352,196
(Cost: $352,196)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS
California – 1.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
0.970%, 7-7-17 (A)	3,000	3,000
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
0.950%, 7-7-17 (A)	2,480	2,480

		5,480

Florida – 0.8%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps),
0.930%, 7-7-17 (A)	3,115	3,115

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New York – 7.4%
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 14bps),
0.880%, 7-7-17 (A)	$9,150	$9,150
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14bps),
0.880%, 7-7-17 (A)	7,500	7,500
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
1.000%, 7-7-17 (A)	2,800	2,800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps),
1.000%, 7-7-17 (A)	9,600	9,600

		29,050

Rhode Island – 0.4%
RI Hsng and Mtg Fin Corp., Multi-Fam Mtg Rev Bonds (The Groves at Johnson Proj), Ser 2006 (GTD by FHLMC) (BVAL plus 14 bps),
1.000%, 7-7-17 (A)	1,700	1,700

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS BACKED MUNICIPAL OBLIGATIONS – 10.0%		$39,345
(Cost: $39,345)

TOTAL INVESTMENT SECURITIES – 99.9%		$393,381
(Cost: $393,381)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		473

NET ASSETS – 100.0%		$393,854

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

2017	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	GOVERNMENT MONEY MARKET (in thousands)

JUNE 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,840	$—
United States Government and Government Agency Obligations	—	352,196	—
United States Government and Government Agency Obligations Backed Municipal Obligations	—	39,345	—
Total	$—	$393,381	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

See Accompanying Notes to Financial Statements.

54	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	GROWTH

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Information Technology	45.6%
Consumer Discretionary	16.2%
Health Care	15.2%
Industrials	9.1%
Financials	6.9%
Consumer Staples	5.1%
Energy	1.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Sector	Industry
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Microsoft Corp.	Information Technology	Systems Software
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Philip Morris International, Inc.	Consumer Staples	Tobacco
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Celgene Corp.	Health Care	Biotechnology
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Lam Research Corp.	Information Technology	Semiconductor Equipment
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 1.4%
Ferrari N.V.	137	$11,799

Automotive Retail – 0.7%
O’Reilly Automotive, Inc. (A)	29	6,300

Cable & Satellite – 2.1%
Comcast Corp., Class A	463	18,028

Home Improvement Retail – 4.1%
Home Depot, Inc. (The)	230	35,297

Internet & Direct Marketing Retail – 7.0%
Amazon.com, Inc. (A)	38	36,535
priceline.com, Inc. (A)	12	23,195

		59,730

Restaurants – 0.4%
Starbucks Corp.	57	3,341

Specialty Stores – 0.5%
Ulta Beauty, Inc. (A)	14	4,051

Total Consumer Discretionary – 16.2%		138,546
Consumer Staples

Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corp.	55	8,812

Tobacco – 4.1%
Philip Morris International, Inc.	298	34,953

Total Consumer Staples – 5.1%		43,765
Energy

Oil & Gas Equipment & Services – 1.4%
Halliburton Co.	272	11,599

Total Energy – 1.4%		11,599
Financials

Financial Exchanges & Data – 4.8%
CME Group, Inc.	205	25,724
S&P Global, Inc.	103	15,089

		40,813

Investment Banking & Brokerage – 2.1%
Charles Schwab Corp. (The)	417	17,910

Total Financials – 6.9%		58,723
Health Care

Biotechnology – 7.4%
Alexion Pharmaceuticals, Inc. (A)	32	3,918
Celgene Corp. (A)	254	33,033
Shire Pharmaceuticals Group plc ADR	75	12,395
Vertex Pharmaceuticals, Inc. (A)	107	13,751

		63,097

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 5.7%
Danaher Corp.	154	$12,954
DexCom, Inc. (A)	128	9,341
Edwards Lifesciences Corp. (A)	109	12,933
Intuitive Surgical, Inc. (A)	14	13,189

		48,417

Pharmaceuticals – 2.1%
Allergan plc	54	13,179
Bristol-Myers Squibb Co.	87	4,848

		18,027

Total Health Care – 15.2%		129,541
Industrials

Aerospace & Defense – 4.4%
Lockheed Martin Corp.	88	24,541
Northrop Grumman Corp.	50	12,784

		37,325

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	62	6,641

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	27	4,357

Industrial Machinery – 1.8%
Nordson Corp.	34	4,113
Parker Hannifin Corp.	31	4,906
Stanley Black & Decker, Inc.	45	6,263

		15,282

Railroads – 1.6%
Union Pacific Corp.	130	14,125

Total Industrials – 9.1%		77,730
Information Technology

Application Software – 6.4%
Adobe Systems, Inc. (A)	191	27,001
salesforce.com, Inc. (A)	316	27,340

		54,341

Data Processing & Outsourced Services – 11.3%
FleetCor Technologies, Inc. (A)	40	5,740
MasterCard, Inc., Class A	320	38,900
PayPal, Inc. (A)	362	19,407
Visa, Inc., Class A	346	32,476

		96,523

Home Entertainment Software – 2.5%
Electronic Arts, Inc. (A)	206	21,799

Internet Software & Services – 9.7%
Alphabet, Inc., Class A (A)	32	29,619
Alphabet, Inc., Class C (A)	22	19,854
Facebook, Inc., Class A (A)	224	33,880

		83,353

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 4.7%
Applied Materials, Inc.	214	$8,820
Lam Research Corp.	220	31,167

		39,987

Semiconductors – 3.0%
Microchip Technology, Inc.	332	25,662

Systems Software – 4.4%
Microsoft Corp.	543	37,415

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	212	30,488

Total Information Technology – 45.6%		389,568

TOTAL COMMON STOCKS – 99.5%		$849,472
(Cost: $647,953)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.2%
Mondelez International, Inc.,
1.330%, 7-3-17	$1,200	1,200

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (C)	2,886	2,886

TOTAL SHORT-TERM SECURITIES – 0.5%		$4,086
(Cost: $4,086)

TOTAL INVESTMENT SECURITIES – 100.0%		$853,558
(Cost: $652,039)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(135)

NET ASSETS – 100.0%		$853,423

56	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$849,472	$—	$—
Short-Term Securities	—	4,086	—
Total	$849,472	$4,086	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	57

PORTFOLIO HIGHLIGHTS	HIGH INCOME

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	0.7%
Warrants	0.0%
Bonds	85.4%
Corporate Debt Securities	69.5%
Loans	15.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	13.9%

Quality Weightings

Investment Grade	0.7%
BBB	0.7%
Non-Investment Grade	84.7%
BB	12.1%
B	43.7%
CCC	24.6%
Below CCC	0.4%
Non-rated	3.9%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Equities	14.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

58	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Cable & Satellite – 0.2%
Altice N.V., Class A (A)(B)	78		$1,790

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(D)(E)	—	*	53

Total Consumer Discretionary – 0.2%			1,843
Energy

Coal & Consumable Fuels – 0.0%
Foresight Energy L.P. (A)	46		223

Oil & Gas Equipment & Services – 0.0%
Key Energy Services, Inc. (A)	10		196
Larchmont Resources LLC (A)(B)(E)(F)	1		360

			556

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	64		808
Sabine Oil & Gas Corp. (A)(E)	—	*	11

			819

Total Energy – 0.1%			1,598

TOTAL COMMON STOCKS – 0.3%			$3,441
(Cost: $3,118)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.3%
Pinnacle Agriculture Enterprises LLC (A)(E)	4,583		3,547

Total Consumer Staples – 0.3%			3,547
Telecommunication Services

Integrated Telecommunication Services – 0.1%
Frontier Communications Corp., Convertible Series A, 11.125%	22		637

Total Telecommunication Services – 0.1%			637

TOTAL PREFERRED STOCKS – 0.4%			$4,184
(Cost: $3,945)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5-15-18 (D)(G)	1		—

WARRANTS (Continued)	Shares		Value
Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12-29-29 (E)(G)		1	$6

TOTAL WARRANTS – 0.0%			$6
(Cost: $79)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.5%
Acosta, Inc.,
7.750%, 10-1-22 (C)		$4,493	3,404
Lamar Media Corp.,
5.375%, 1-15 -24		959	1,002
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2-15-24		573	598

			5,004

Apparel Retail – 0.7%
Hot Topic, Inc.,
9.250%, 6-15-21 (C)		7,792	7,480

Automotive Retail – 0.5%
Allison Transmission, Inc.,
5.000%, 10-1-24 (C)		781	800
Group 1 Automotive, Inc.,
5.000%, 6-1 -22		855	868
Penske Automotive Group, Inc.,
5.500%, 5-15-26		474	472
Sonic Automotive, Inc.,
5.000%, 5-15 -23		3,603	3,427

			5,567

Broadcasting – 1.8%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11-15-22		9,435	9,674
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3-15-20		101	99
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3-15-20		6,130	6,099
Cumulus Media, Inc.,
7.750%, 5-1 -19		4,115	1,132
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3-15-23		1,094	829

			17,833

Cable & Satellite – 9.7%
Altice Financing S.A.:
6.625%, 2-15-23 (C)		1,725	1,830
7.500%, 5-15-26 (C)		4,462	4,953
Altice S.A.:
7.250%, 5-15-22 (C)(H)	EUR	256	310
7.750%, 5-15-22 (C)		$14,865	15,776
6.250%, 2-15-25 (C)(H)	EUR	354	441
7.625%, 2-15-25 (C)		$3,119	3,431

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Altice U.S. Finance I Corp.,
5.500%, 5-15-26 (C)	$1,927	$2,023
Block Communications, Inc.,
6.875%, 2-15-25 (C)	609	653
Cablevision Systems Corp.,
5.875%, 9-15 -22	2,098	2,206
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5-1-26 (C)	1,187	1,260
Columbus International, Inc.,
7.375%, 3-30-21 (C)	517	549
DISH DBS Corp.:
6.750%, 6-1-21	1,936	2,149
5.875%, 7-15-22	2,310	2,483
5.875%, 11-15-24	454	484
7.750%, 7-1-26	1,932	2,289
Neptune Finco Corp.:
10.125%, 1-15-23 (C)	4,123	4,783
6.625%, 10-15-25 (C)	788	867
10.875%, 10-15-25 (C)	3,146	3,787
Numericable – SFR S.A.,
7.375%, 5-1-26 (C)	11,097	12,040
Sirius XM Radio, Inc.:
4.625%, 5-15-23 (C)	7,286	7,496
6.000%, 7-15-24 (C)	8,000	8,500
VTR Finance B.V.,
6.875%, 1-15-24 (C)	10,335	10,955
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9-1-20 (C)	8,549	8,855

		98,120

Casinos & Gaming – 1.6%
Gateway Casinos & Entertainment Ltd.,
8.250%, 3-1-24 (C)	2,588	2,691
Studio City Finance Ltd.,
8.500%, 12-1-20 (C)	4,598	4,782
Wynn Macau Ltd.,
5.250%, 10-15-21 (C)	8,303	8,511

		15,984

Department Stores – 0.2%
Bon-Ton Stores, Inc. (The),
8.000%, 6-15 -21	4,420	1,779

Education Services – 2.6%
Laureate Education, Inc.:
10.000%, 9-1-19	5,923	7,700
8.250%, 5-1-25 (C)	16,978	18,209

		25,909

Homefurnishing Retail – 0.6%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6-15-19 (C)(I)	3,544	3,225
0.000%, 7-15-20 (C)(I)	2,968	2,523

		5,748

2017	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel, Inc.,
6.750%, 12-15-23 (C)	$1,980	$2,015

Leisure Facilities – 0.3%
AMC Entertainment Holdings, Inc.:
5.875%, 11-15-26 (C)	629	656
6.125%, 5-15-27 (C)	754	796
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4-15-27 (C)	1,163	1,230

		2,682

Movies & Entertainment – 1.5%
AMC Entertainment, Inc.,
5.750%, 6-15 -25	3,671	3,818
Cinemark USA, Inc.:
5.125%, 12-15-22	208	214
4.875%, 6-1-23	4,600	4,699
EMI Music Publishing Group North America Holdings,
7.625%, 6-15-24 (C)	1,145	1,274
WMG Acquisition Corp.,
6.750%, 4-15-22 (C)	5,314	5,586

		15,591

Publishing – 0.3%
E.W. Scripps Co.,
5.125%, 5-15-25 (C)	351	362
MDC Partners, Inc.,
6.500%, 5-1-24 (C)	3,027	3,019

		3,381

Specialized Consumer Services – 0.7%
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10-1-21 (C)	2,371	2,454
5.000%, 2-1-25 (C)	1,044	1,070
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (C)	3,885	4,031

		7,555

Specialty Stores – 1.6%
Cumberland Farms, Inc.,
6.750%, 5-1-25 (C)	1,904	2,004
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
9.750%, 10-15-19 (C)(J)	13,782	13,575
Jo-Ann Stores, Inc.,
8.125%, 3-15-19 (C)	445	445

		16,024

Total Consumer Discretionary – 22.8%		230,672
Consumer Staples

Food Distributors – 1.4%
Performance Food Group, Inc.,
5.500%, 6-1-24 (C)	2,544	2,627

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Distributors (Continued)
Simmons Foods, Inc.,
7.875%, 10-1-21 (C)	$7,562	$8,035
U.S. Foods, Inc.,
5.875%, 6-15-24 (C)	2,864	2,971

		13,633

Packaged Foods & Meats – 1.5%
Bumble Bee Foods LLC (9.625% Cash or 10.375% PIK),
9.625%, 3-15-18 (C)(J)	1,900	1,872
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10-28-20 (C)	400	379
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7-15-24 (C)	5,436	5,096
5.750%, 6-15-25 (C)	4,378	4,115
Post Holdings, Inc.:
5.500%, 3-1-25 (C)	781	805
8.000%, 7-15-25 (C)	1,079	1,225
5.000%, 8-15-26 (C)	1,267	1,264
5.750%, 3-1-27 (C)	781	802

		15,558

Personal Products – 0.1%
Revlon Consumer Products Corp.,
5.750%, 2-15-21	930	856
Revlon Escrow Corp.,
6.250%, 8-1-24	596	518

		1,374

Tobacco – 0.4%
Prestige Brands, Inc.,
5.375%, 12-15-21 (C)	3,658	3,772

Total Consumer Staples – 3.4%		34,337
Energy

Integrated Oil & Gas – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
6.125%, 1-17-22	208	215
7.375%, 1-17-27	1,106	1,170

		1,385

Oil & Gas Drilling – 1.0%
KCA Deutag UK Finance plc:
7.250%, 5-15-21 (C)	4,031	3,568
9.875%, 4-1-22 (C)	2,267	2,199
Noble Holding International Ltd.,
7.750%, 1-15-24	1,028	812
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (C)(K)	8,682	2,995
Offshore Group Investment Ltd.,
7.500%, 11-1-19 (D)	1,693	—
Rowan Cos., Inc. (GTD by Rowan plc),
7.375%, 6-15-25	618	576
Trinidad Drilling Ltd.,
6.625%, 2-15-25 (C)	52	49

		10,199

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (C)	$4,691	$4,855
SESI LLC,
7.125%, 12-15 -21	1,114	1,061

		5,916

Oil & Gas Exploration & Production – 2.2%
Bellatrix Exploration Ltd.,
8.500%, 5-15-20 (C)	3,023	2,717
California Resources Corp.,
8.000%, 12-15-22 (C)	743	470
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC),
5.000%, 9-15-22	3,122	3,064
Crownrock L.P.,
7.750%, 2-15-23 (C)	715	754
EnCana Corp.,
6.500%, 8-15 -34	1,094	1,249
Endeavor Energy Resources L.P.:
7.000%, 8-15-21 (C)	4,385	4,539
8.125%, 9-15-23 (C)	682	720
Gulfport Energy Corp.,
6.625%, 5-1-23	221	222
Laredo Petroleum, Inc.:
7.375%, 5-1-22	3,284	3,317
6.250%, 3-15-23	821	815
Murphy Oil USA, Inc. (GTD by Murphy USA),
5.625%, 5-1-27	351	365
Ultra Resources, Inc.:
6.875%, 4-15-22 (C)	1,977	1,962
7.125%, 4-15-25 (C)	582	574
Whiting Petroleum Corp.,
5.750%, 3-15-21	1,363	1,281

		22,049

Oil & Gas Refining & Marketing – 1.1%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24 (C)	588	598
6.125%, 10-1-24	493	502
PDC Energy, Inc.,
6.125%, 9-15-24 (C)	394	400
Seven Generations Energy Ltd.:
8.250%, 5-15-20 (C)	3,177	3,312
6.750%, 5-1-23 (C)	5,905	6,126

		10,938

Oil & Gas Storage & Transportation – 0.1%
Access Midstream Partners L.P.,
4.875%, 5-15-23	1,191	1,236

Total Energy – 5.1%		51,723
Financials

Consumer Finance – 1.0%
Creditcorp,
12.000%, 7-15-18 (C)	4,228	3,636
CURO Financial Technologies Corp.,
12.000%, 3-1-22 (C)	1,092	1,147

60	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
Quicken Loans, Inc.,
5.750%, 5-1-25 (C)	$5,176	$5,344

		10,127

Diversified Capital Markets – 1.2%
Patriot Merger Corp.,
9.000%, 7-15-21 (C)	11,156	11,708

Insurance Brokers – 0.7%
NFP Corp.,
6.875%, 7-15-25 (C)	7,320	7,393

Investment Banking & Brokerage – 0.1%
E*TRADE Financial Corp.,
5.875%, 12-29-49	686	727

Other Diversified Financial Services – 3.1%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK),
12.000%, 7-1-19 (C)(J)	1,765	1,845
Balboa Merger Sub, Inc.,
11.375%, 12-1-21 (C)	9,982	11,005
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5-1-19 (C)(J)	21,215	18,669

		31,519

Property & Casualty Insurance – 0.4%
Hub International Ltd.,
7.875%, 10-1-21 (C)	3,563	3,714

Specialized Finance – 1.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6-15-21 (C)	667	699
5.450%, 6-15-23 (C)	475	515
7.125%, 6-15-24 (C)	667	733
6.020%, 6-15-26 (C)	950	1,047
Flexi-Van Leasing, Inc.,
7.875%, 8-15-18 (C)	2,774	2,746
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc.,
6.750%, 6-15-22 (C)	824	849
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9-15-18 (C)	12,463	11,840

		18,429

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6-15-25 (C)	2,943	3,017

Total Financials – 8.6%		86,634
Health Care

Health Care Facilities – 2.1%
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	548	556

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
Greatbatch Ltd.,
9.125%, 11-1-23 (C)	$4,528	$4,823
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6-15-26	386	416
MPH Acquisition Holdings LLC,
7.125%, 6-1-24 (C)	1,906	2,032
Surgery Center Holdings, Inc.,
8.875%, 4-15-21 (C)	6,147	6,662
Tenet Healthcare Corp.:
6.750%, 2-1-20	1,408	1,464
7.500%, 1-1-22 (C)	356	386
8.125%, 4-1-22	4,662	4,954

		21,293

Health Care Supplies – 0.7%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11-1-21 (C)	465	523
Universal Hospital Services, Inc.,
7.625%, 8-15-20	6,382	6,486

		7,009

Pharmaceuticals – 1.6%
Concordia Healthcare Corp.:
9.500%, 10-21-22 (C)	10,096	1,716
7.000%, 4-15-23 (C)	1,144	166
IMS Health, Inc.,
5.000%, 10-15-26 (C)	1,155	1,191
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8-1-23 (C)	2,117	2,231
Valeant Pharmaceuticals International, Inc.:
7.000%, 10-1-20	1,770	1,741
5.500%, 3-1-23 (C)	117	99
VPII Escrow Corp.,
7.500%, 7-15-21 (C)	1,750	1,695
VRX Escrow Corp.:
5.375%, 3-15-20 (C)	2,664	2,568
5.875%, 5-15-23 (C)	1,882	1,614
6.125%, 4-15-25 (C)	3,553	3,007

		16,028

Total Health Care – 4.4%		44,330
Industrials

Aerospace & Defense – 2.1%
KLX, Inc.,
5.875%, 12-1-22 (C)	5,404	5,674
Park Aerospace Holdings Ltd.,
5.250%, 8-15-22 (C)	210	220
TransDigm, Inc.,
6.500%, 5-15-25	1,162	1,182
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7-15-22	5,075	5,227
6.500%, 7-15-24	6,077	6,275
6.375%, 6-15-26	2,490	2,527

		21,105

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Air Freight & Logistics – 0.2%
XPO Logistics, Inc.:
6.500%, 6-15-22 (C)	$1,255	$1,320
6.125%, 9-1-23 (C)	686	714

		2,034

Building Products – 0.9%
Alcoa Nederland Holding B.V.:
6.750%, 9-30-24 (C)	511	554
7.000%, 9-30-26 (C)	511	561
Ply Gem Industries, Inc.,
6.500%, 2-1-22	5,467	5,720
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4-15-22	373	421
6.125%, 7-15-23	777	814
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6-15-24	953	995

		9,065

Diversified Support Services – 0.4%
Ahern Rentals, Inc.,
7.375%, 5-15-23 (C)	2,907	2,384
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1-15-25 (C)	1,025	1,068
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9-15-26	472	503

		3,955

Environmental & Facilities Services – 0.2%
GFL Environmental, Inc.:
9.875%, 2-1-21 (C)	851	926
5.625%, 5-1-22 (C)	820	838

		1,764

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC,
6.750%, 5-1-19 (C)	4,949	5,075

Research & Consulting Services – 0.2%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK),
7.625%, 5-15-22 (C)(J)	1,904	1,959

Security & Alarm Services – 1.0%
Prime Security Services Borrower LLC,
9.250%, 5-15-23 (C)	9,256	10,058

Trading Companies & Distributors – 0.1%
HD Supply, Inc.,
5.750%, 4-15-24 (C)	1,640	1,742

Total Industrials – 5.6%		56,757
Information Technology

Application Software – 1.5%
Ensemble S Merger Sub, Inc.,
9.000%, 9-30-23 (C)	1,261	1,311

2017	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
Kronos Acquisition Holdings, Inc.,
9.000%, 8-15-23 (C)	$14,057	$14,022

		15,333

Communications Equipment – 0.5%
West Corp.,
5.375%, 7-15-22 (C)	5,189	5,241

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp.:
6.375%, 4-1-20 (C)	3,362	3,404
5.875%, 11-1-21 (C)	1,346	1,393
5.375%, 8-1-22 (C)	6,395	6,459
Italics Merger Sub, Inc.,
7.125%, 7-15-23 (C)	12,951	13,182
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7-15-25 (C)	1,192	1,228

		25,666

IT Consulting & Other Services – 1.2%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5-1-25 (C)	2,145	2,209
NCR Escrow Corp.:
5.875%, 12-15-21	4,719	4,908
6.375%, 12-15-23	4,266	4,575

		11,692

Semiconductors – 0.7%
Micron Technology, Inc.:
5.875%, 2-15-22	4,282	4,480
7.500%, 9-15-23	1,931	2,160
5.500%, 2-1-25	805	850

		7,490

Technology Hardware, Storage & Peripherals – 0.4%
Western Digital Corp.:
7.375%, 4-1-23 (C)	468	514
10.500%, 4-1-24	2,903	3,425

		3,939

Total Information Technology – 6.8%		69,361
Materials

Aluminum – 1.7%
Constellium N.V.:
8.000%, 1-15-23 (C)	6,774	6,977
5.750%, 5-15-24 (C)	3,551	3,285
6.625%, 3-1-25 (C)	4,140	3,964
Kaiser Aluminum Corp.,
5.875%, 5-15-24	379	399
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8-15-24 (C)	1,471	1,544
5.875%, 9-30-26 (C)	985	1,015

		17,184

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (C)	2,943	2,932
5.250%, 6-1-27 (C)	1,177	1,171

		4,103

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Construction Materials – 0.6%
Eagle Materials, Inc.,
4.500%, 8-1-26	$391	$400
Hillman Group, Inc. (The),
6.375%, 7-15-22 (C)	6,615	6,350

		6,750

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2-1-22 (C)	1,923	1,986
PSPC Escrow II Corp.,
10.375%, 5-1-21 (C)	981	1,085

		3,071

Diversified Metals & Mining – 0.8%
Artsonig Pty Ltd. (11.500% Cash or 12.000% PIK),
11.500%, 4-1-19 (C)(J)	5,462	55
Crystal Merger Sub, Inc.,
7.625%, 10-15-21 (C)	636	644
FMG Resources August 2006 Partners Ltd.:
4.750%, 5-15-22 (C)	2,204	2,212
5.125%, 5-15-24 (C)	2,351	2,351
Lundin Mining Corp.:
7.500%, 11-1-20 (C)	1,326	1,394
7.875%, 11-1-22 (C)	1,091	1,189

		7,845

Fertilizers & Agricultural Chemicals – 0.6%
Pinnacle Operating Corp.,
9.000%, 5-15-23 (C)	6,601	6,271

Metal & Glass Containers – 1.6%
ARD Finance S.A.,
7.125%, 9-15-23	548	585
BakerCorp International, Inc.,
8.250%, 6-1-19	13,253	11,497
HudBay Minerals, Inc.:
7.250%, 1-15-23 (C)	408	421
7.625%, 1-15-25 (C)	611	640
Signode Industrial Group,
6.375%, 5-1-22 (C)	2,865	2,994

		16,137

Paper Packaging – 0.5%
Coveris Holdings S.A.,
7.875%, 11-1-19 (C)	1,810	1,783
Flex Acquisition Co., Inc.,
6.875%, 1-15-25 (C)	727	756
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7-15-23 (C)	2,209	2,294

		4,833

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4-15-25 (C)	1,082	1,136

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Steel – 0.1%
U.S. Steel Corp.,
8.375%, 7-1-21 (C)	$661	$727

Total Materials – 6.7%		68,057
Real Estate

Health Care REITs – 0.1%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8-1-26	486	504

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK),
8.125%, 7-15-19 (C)(J)	2,440	2,446

Total Real Estate – 0.3%		2,950
Telecommunication Services

Alternative Carriers – 0.8%
Consolidated Communications Finance II Co.,
6.500%, 10-1-22	1,880	1,871
Level 3 Communications, Inc.,
5.750%, 12-1-22	1,317	1,366
Level 3 Escrow II, Inc.,
5.375%, 8-15-22	3,015	3,105
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4-1-23	679	715
5.750%, 1-15-27 (C)	833	872

		7,929

Integrated Telecommunication Services – 3.8%
Frontier Communications Corp.:
6.250%, 9-15-21	3,451	3,080
10.500%, 9-15-22	4,339	4,138
7.125%, 1-15-23	367	306
6.875%, 1-15-25	1,841	1,450
11.000%, 9-15-25	5,046	4,680
GCI, Inc.,
6.875%, 4-15-25	4,808	5,199
Sprint Corp.:
7.250%, 9-15-21	9,523	10,582
7.875%, 9-15-23	5,563	6,397
7.125%, 6-15-24	2,049	2,280

		38,112

Wireless Telecommunication Service – 1.2%
Sable International Finance Ltd.,
6.875%, 8-1-22 (C)	5,794	6,257
Sprint Nextel Corp.:
9.000%, 11-15-18 (C)	211	229
7.000%, 8-15-20	466	513
11.500%, 11-15-21	389	498

62	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service (Continued)
T-Mobile USA, Inc.:
6.000%, 4-15-24	$1,683	$1,801
6.500%, 1-15-26	2,713	2,994

		12,292

Total Telecommunication Services – 5.8%		58,333

TOTAL CORPORATE DEBT SECURITIES – 69.5%		$703,154
(Cost: $709,066)

LOANS (M)
Consumer Discretionary

Advertising – 0.3%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.796%, 7-25-22 (D)	3,593	3,431

Apparel Retail – 1.3%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
5.726%, 3-19-20	3,875	3,615
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
9.726%, 3-19-21	9,989	8,541
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7-30-19	14	3
6.171%, 7-30-19	5,433	1,166

		13,325

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
5.046%, 2-22-23	732	737

Department Stores – 0.8%
Belk, Inc. (ICE LIBOR plus 475 bps),
5.905%, 12-10-22	9,760	8,281

Education Services – 1.3%
Laureate Education, Inc. (ICE LIBOR plus 450 bps),
5.726%, 4-26-24	13,472	13,527

General Merchandise Stores – 1.7%
BJ’s Wholesale Club, Inc.,
0.000%, 2-3-24 (N)	1,090	1,055
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
4.968%, 2-3-24	6,797	6,578
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
8.710%, 1-26-25	6,180	5,969
Orchard Acquisition Co. LLC (ICE LIBOR plus 600 bps),
7.313%, 2-8-19	6,634	3,085

		16,687

LOANS (M) (Continued)	Principal	Value
Home Furnishings – 0.6%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
9.179%, 11-8-24	$6,153	$6,125

Hotels, Resorts & Cruise Lines – 0.0%
Travel Leaders Group LLC (ICE LIBOR plus 525 bps),
6.476%, 1-19-24	312	313

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
5.793%, 8-26-22	2,573	2,595

Restaurants – 0.4%
NPC International, Inc.,
0.000%, 4-18-25 (N)	777	785
NPC International, Inc. (ICE LIBOR plus 350 bps),
4.716%, 4-20-24	811	817
NPC International, Inc. (ICE LIBOR plus 750 bps),
8.716%, 4-18-25	2,549	2,574

		4,176

Specialty Stores – 0.6%
Academy Sports + Outdoors,
0.000%, 7-2-22 (N)	705	545
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.172%, 7-2-22	1,421	1,099
5.220%, 7-2-22	1,017	786
Academy Sports + Outdoors (ICE LIBOR plus 500 bps),
5.226%, 7-2-22	424	328
Jo-Ann Stores, Inc.,
0.000%, 10-21-23 (N)	710	706
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.391%, 10-21-23	2,656	2,641

		6,105

Total Consumer Discretionary – 7.4%		75,302
Consumer Staples

Food Distributors – 0.2%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps),
6.980%, 6-22-22	1,941	1,963

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps),
9.546%, 10-21-22	1,807	1,815

Packaged Foods & Meats – 0.1%
Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
8.046%, 6-30-22 (D)	1,386	1,337

Total Consumer Staples – 0.5%		5,115

LOANS (M) (Continued)	Principal	Value
Energy

Coal & Consumable Fuels – 1.1%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
6.795%, 3-28-22	$7,733	$7,351
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
7.796%, 12-16-20	3,905	3,446

		10,797

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
6.922%, 5-16-20	4,218	3,780

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.464%, 6-21-24	759	758
5.496%, 6-21-24	4,007	3,998
Larchmont Resources LLC (10.000% Cash or 10.000% PIK),
10.000%, 8-7-20 (D)(F)(J)	841	832

		5,588

Oil & Gas Exploration & Production – 0.9%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
8.686%, 8-23-21	8,491	8,971

Oil & Gas Storage & Transportation – 0.6%
Bowie Resources Holdings LLC:
0.000%, 8-12-20 (N)	3,515	3,373
0.000%, 2-16-21 (N)	1,444	1,328
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
11.976%, 2-16-21	857	788
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
6.976%, 8-12-20	797	764

		6,253

Total Energy – 3.5%		35,389
Financials

Insurance Brokers – 0.1%
NFP Corp.,
0.000%, 1-8-24 (N)	570	571
NFP Corp. (ICE LIBOR plus 350 bps),
4.796%, 1-8-24	1,018	1,019

		1,590

Specialized Finance – 0.1%
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc.,
0.000%, 12-2-21 (N)	883	888

Total Financials – 0.2%		2,478

2017	SEMIANNUAL REPORT	63

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

LOANS (M) (Continued)	Principal	Value
Industrials

Building Products – 0.2%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
9.226%, 3-27-22	$1,785	$1,571

Construction & Engineering – 0.1%
Tensar International Corp. (ICE LIBOR plus 850 bps),
9.796%, 7-10-22 (D)	1,122	898

Industrial Conglomerates – 0.9%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.172%, 11-22-20	1,233	1,116
Crosby Worldwide Ltd. (ICE LIBOR plus 600 bps),
7.172%, 11-22-21	2,072	1,709
PAE Holding Corp.,
0.000%, 10-20-22 (N)	1,000	1,005
PAE Holding Corp. (ICE LIBOR plus 550 bps),
6.726%, 10-20-22	4,800	4,824
PAE Holding Corp. (ICE LIBOR plus 950 bps),
10.726%, 10-20-23	847	847

		9,501

Industrial Machinery – 0.8%
Dynacast International LLC (ICE LIBOR plus 850 bps),
9.796%, 1-30-23 (D)	7,863	7,863

Total Industrials – 2.0%		19,833
Information Technology

Application Software – 0.8%
Applied Systems, Inc. (ICE LIBOR plus 650 bps),
7.796%, 1-23-22	3,631	3,663
TIBCO Software, Inc. (ICE LIBOR plus 450 bps),
5.730%, 12-4-20	4,577	4,594

		8,257

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
8.420%, 5-1-25	865	870

Internet Software & Services – 0.5%
Ancestry.com LLC (ICE LIBOR plus 825 bps),
9.460%, 10-19-24	1,340	1,368
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps),
5.226%, 5-12-21 (D)	2,174	2,182
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps),
8.976%, 11-12-21 (D)	1,713	1,713

		5,263

LOANS (M) (Continued)	Principal	Value
IT Consulting & Other Services – 0.1%
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
5.546%, 7-13-20	$776	$726

Total Information Technology – 1.5%		15,116
Materials

Diversified Metals & Mining – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps),
8.702%, 8-20-21 (D)	996	966

Paper Packaging – 0.7%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
9.296%, 5-27-20	6,239	5,740
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
8.422%, 10-1-22 (D)	1,233	1,227

		6,967

Total Materials – 0.8%		7,933

TOTAL LOANS – 15.9%		$161,166
(Cost: $170,813)

SHORT-TERM SECURITIES
Commercial Paper (O) – 12.2%
Bemis Co., Inc.:
1.330%, 7-5-17	15,000	14,997
1.351%, 7-7-17	10,000	9,997
Clorox Co. (The),
1.480%, 7-26-17	6,000	5,994
Comcast Corp.,
1.440%, 7-12-17	10,000	9,995
CVS Health Corp.,
1.450%, 7-14-17	7,000	6,996
Hewlett Packard Enterprise Corp.,
1.120%, 7-27-17	40,000	39,966
Kroger Co. (The),
1.340%, 7-5-17	4,000	3,999
Mattel, Inc.:
1.300%, 7-5-17	5,000	4,999
1.341%, 7-6-17	5,000	4,999
1.430%, 7-10-17	6,000	5,998
McDonalds Corp.,
1.460%, 7-27-17	5,000	4,995
Virginia Electric and Power Co.:
1.310%, 7-6-17	5,000	4,999
1.410%, 7-14-17	5,000	4,997

		122,931

Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (L)	8,447	8,447

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
0.990%, 7-1-17 (L)	$2,293	$2,293

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.070%, 7-7-17 (L)	8,000	8,000

TOTAL SHORT-TERM SECURITIES – 14.0%		$141,671
(Cost: $141,667)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,013,622
(Cost: $1,028,688)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(1,234)

NET ASSETS – 100.0%		$1,012,388

64	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $509,108 or 50.3% of net assets.

(D)	Securities whose value was determined using significant unobservable inputs.

(E)	Restricted securities. At June 30, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
Larchmont Resources LLC	12-8-16	1		$340	$360
New Cotai Participation Corp., Class B	4-12-13	—	*	62	53
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583		2,083	3,547
Sabine Oil & Gas Corp.	12-7-16	—	*	12	11
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1		7	6

				$2,504	$3,977

The total value of these securities represented 0.4% of net assets at June 30, 2017.

(F)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(G)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR—Euro).

(I)	Zero coupon bond.

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at June 30, 2017.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	3,694	U.S. Dollar	2,779	7-24-17	Morgan Stanley International	$—	$71
Euro	2,215	U.S. Dollar	2,473	7-24-17	Morgan Stanley International	—	60

						$—	$131

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,790	$—	$53
Energy	1,227	371	—
Total Common Stocks	$3,017	$371	$53
Preferred Stocks	637	3,547	—
Warrants	—	6	—
Corporate Debt Securities	—	703,154	—
Loans	—	140,717	20,449

2017	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	HIGH INCOME (in thousands)

JUNE 30, 2017 (UNAUDITED)

	Level 1	Level 2	Level 3
Short-Term Securities	$—	$141,671	$—
Total	$3,654	$989,466	$20,502
Liabilities
Forward Foreign Currency Contracts	$—	$131	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 1-1-17	$393	$26,340
Net realized gain (loss)	—	(216)
Net change in unrealized appreciation (depreciation)	—	661
Purchases	—	4,053
Sales	—	(6,218)
Amortization/Accretion of premium/discount	—	19
Transfers into Level 3 during the period	—	5,794
Transfers out of Level 3 during the period	(340)	(9,984)
Ending Balance 6-30-17	$53	$20,449
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$—	$328

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17	Valuation Technique(s)	Unobservable Input(s)
Assets

Common Stocks	$53	Broker	Broker quotes

Loans	20,449	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REITS = Real Estate Investment Trusts

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

66	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	INTERNATIONAL CORE EQUITY

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	97.3%
Industrials	17.5%
Financials	16.0%
Consumer Discretionary	14.4%
Consumer Staples	11.9%
Health Care	10.0%
Energy	9.8%
Materials	6.2%
Information Technology	6.1%
Telecommunication Services	5.4%
Rights	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

Country Weightings

Europe	59.9%
United Kingdom	16.5%
France	13.2%
Germany	12.1%
Switzerland	7.5%
Netherlands	3.7%
Other Europe	6.9%
Pacific Basin	29.7%
Japan	17.0%
China	5.0%
Other Pacific Basin	7.7%
North America	3.8%
Canada	3.8%
Other	2.8%
South America	1.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.7%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Total S.A.	France	Energy	Integrated Oil & Gas
Bayer AG	Germany	Health Care	Pharmaceuticals
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Danone S.A.	France	Consumer Staples	Packaged Foods & Meats
Isuzu Motors Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
Orange S.A.	France	Telecommunication Services	Integrated Telecommunication Services
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Nippon Telegraph and Telephone Corp.	Japan	Telecommunication Services	Integrated Telecommunication Services
SoftBank Group Corp.	Japan	Telecommunication Services	Wireless Telecommunication Service
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.1%
Oil Search Ltd.	1,654	$8,668

Financials – 1.3%
Westpac Banking Corp.	417	9,790

Total Australia – 2.4%		$18,458
Brazil

Information Technology – 1.1%
MercadoLibre, Inc.	33	8,329

Total Brazil – 1.1%		$8,329
Canada

Consumer Discretionary – 1.5%
Magna International, Inc.	246	11,388

Energy – 2.3%
Seven Generations Energy Ltd., Class A (A)	488	8,363
Suncor Energy, Inc.	341	9,956

		18,319

Total Canada – 3.8%		$29,707
China

Consumer Discretionary – 1.2%
JD.com, Inc. ADR (A)	251	9,832

Consumer Staples – 1.1%
Wuliangye Yibin Co. Ltd., A Shares	1,033	8,479

Industrials – 1.0%
China Communications Construction Co. Ltd., H Shares	3,580	4,613
China Railway Construction Corp. Ltd., A Shares	1,049	1,861
China Railway Construction Corp. Ltd., H Shares	1,129	1,471

		7,945

Information Technology – 1.7%
Alibaba Group Holding Ltd. ADR (A)	92	12,991

Total China – 5.0%		$39,247
France

Consumer Discretionary – 1.1%
Publicis Groupe S.A.	121	9,011

Consumer Staples – 2.0%
Danone S.A.	209	15,682

Energy – 2.2%
Total S.A.	350	17,305

COMMON STOCKS (Continued)	Shares	Value
Financials – 1.5%
Axa S.A.	427	$11,686

Industrials – 3.0%
Airbus SE	130	10,707
Vinci	151	12,914

		23,621

Materials – 1.5%
L Air Liquide S.A.	98	12,094

Telecommunication Services – 1.9%
Orange S.A.	927	14,700

Total France – 13.2%		$104,099
Germany

Consumer Discretionary – 3.7%
Bayerische Motoren Werke AG	118	10,918
Continental AG	45	9,625
ProSiebenSat. 1 Media SE	212	8,882

		29,425

Financials – 1.5%
Deutsche Boerse AG	111	11,724

Health Care – 3.8%
Bayer AG	132	17,033
Fresenius Medical Care AG & Co. KGaA	135	12,940

		29,973

Industrials – 1.0%
Siemens AG	57	7,780

Information Technology – 1.0%
SAP AG	76	7,958

Materials – 1.1%
HeidelbergCement AG	91	8,750

Total Germany – 12.1%		$95,610
Hong Kong

Financials – 1.8%
AIA Group Ltd.	1,994	14,569

Industrials – 1.3%
Cheung Kong (Holdings) Ltd.	799	10,026

Total Hong Kong – 3.1%		$24,595
India

Financials – 1.1%
Axis Bank Ltd.	1,118	8,948

Total India – 1.1%		$8,948

COMMON STOCKS (Continued)	Shares	Value
Ireland

Health Care – 1.5%
Shire Pharmaceuticals Group plc ADR	74	$12,161

Materials – 1.7%
CRH plc	312	11,116
James Hardie Industries plc, Class C	133	2,095

		13,211

Total Ireland – 3.2%		$25,372
Israel

Health Care – 1.7%
Teva Pharmaceutical Industries Ltd. ADR	397	13,193

Total Israel – 1.7%		$13,193
Japan

Consumer Discretionary – 5.2%
Bridgestone Corp.	281	12,088
Fuji Heavy Industries Ltd.	301	10,118
Isuzu Motors Ltd.	1,247	15,368
Nissin Kogyo Co. Ltd.	238	3,773

		41,347

Energy – 1.3%
Inpex Corp.	1,070	10,287

Financials – 1.4%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,392	9,343
Tokio Marine Holdings, Inc.	46	1,894

		11,237

Industrials – 4.4%
Komatsu Ltd.	348	8,832
Mitsubishi Electric Corp.	580	8,328
Seibu Holdings, Inc.	458	8,459
SMC Corp.	29	8,684

		34,303

Information Technology – 1.2%
Yahoo Japan Corp.	2,207	9,595

Telecommunication Services – 3.5%
Nippon Telegraph and Telephone Corp.	303	14,281
SoftBank Group Corp.	166	13,426

		27,707

Total Japan – 17.0%		$134,476

68	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Luxembourg

Energy – 0.9%
Tenaris S.A.	237	$3,697
Tenaris S.A. ADR	114	3,534

		7,231

Total Luxembourg – 0.9%		$7,231
Netherlands

Consumer Staples – 1.6%
Koninklijke Ahold Delhaize N.V.	657	12,554

Energy – 0.6%
Royal Dutch Petroleum Co., New York Shares	94	4,999

Financials – 1.5%
ING Groep N.V., Certicaaten Van Aandelen	692	11,926

Total Netherlands – 3.7%		$29,479
Norway

Financials – 1.3%
DNB ASA	616	10,482

Total Norway – 1.3%		$10,482
South Africa

Consumer Discretionary – 1.1%
Naspers Ltd., Class N	42	8,248

Total South Africa – 1.1%		$8,248
South Korea

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	4	8,871

Total South Korea – 1.1%		$8,871
Spain

Industrials – 1.5%
ACS Actividades de Construccion y Servicios S.A.	302	11,648

Total Spain – 1.5%		$11,648
Switzerland

Consumer Staples – 2.1%
Nestle S.A., Registered Shares	191	16,579

Financials – 1.5%
UBS Group AG	705	11,945

Health Care – 1.1%
Roche Holdings AG, Genusscheine	34	8,760

COMMON STOCKS (Continued)	Shares	Value
Industrials – 2.8%
Adecco S.A.	154	$11,723
Wolseley plc	169	10,362

		22,085

Total Switzerland – 7.5%		$59,369
United Kingdom

Consumer Discretionary – 0.6%
Whitbread plc	87	4,516

Consumer Staples – 5.1%
British American Tobacco plc	156	10,660
Imperial Tobacco Group plc	236	10,588
Reckitt Benckiser Group plc	102	10,382
Unilever plc	159	8,623

		40,253

Energy – 1.4%
Royal Dutch Shell plc, Class A	416	11,043

Financials – 3.1%
Prudential plc	559	12,826
Standard Chartered plc	1,147	11,590

		24,416

Health Care – 1.9%
Shire plc	105	5,812
Smith & Nephew plc	526	9,083

		14,895

Industrials – 2.5%
Babcock International Group plc	785	9,004
BAE Systems plc	1,340	11,058

		20,062

Materials – 1.9%
Rio Tinto plc	283	11,929
Rio Tinto plc ADR	79	3,342

		15,271

Total United Kingdom – 16.5%		$130,456

TOTAL COMMON STOCKS – 97.3%		$767,818
(Cost: $709,786)

RIGHTS
Spain – 0.0%
ACS Actividades de Construccion y Servicios S.A.	302	241

TOTAL RIGHTS – 0.0%		$241
(Cost: $257)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (B) – 1.5%
McDonalds Corp.
1.460%, 7-27-17	$5,000	$4,995
Mondelez International, Inc.
1.330%, 7-3-17	4,722	4,721
Wisconsin Gas LLC
1.190%, 7-6-17	2,500	2,499

		12,215

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.440%, 7-5-17 (C)	2,793	2,793

Municipal Obligations – 0.3%
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps)
0.930%, 7-7-17 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 2.2%		$17,008
(Cost: $17,009)

TOTAL INVESTMENT SECURITIES – 99.5%		$785,067
(Cost: $727,052)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		4,333

NET ASSETS – 100.0%		$789,400

2017	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	INTERNATIONAL CORE EQUITY (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	37,721	Australian Dollar	49,980	7-24-17	Deutsche Bank AG	$683	$—

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$767,818	$—	$—
Rights	241	—	—
Short-Term Securities	—	17,008	—
Total	$768,059	$17,008	$—
Forward Foreign Currency Contracts	$—	$683	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

Market Sector Diversification

(as a % of net assets)
Industrials	17.5%
Financials	16.0%
Consumer Discretionary	14.4%
Consumer Staples	11.9%
Health Care	10.0%
Energy	9.8%
Materials	6.2%
Information Technology	6.1%
Telecommunication Services	5.4%
Other+	2.7%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

70	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	LIMITED-TERM BOND

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Bonds	94.8%
Corporate Debt Securities	67.9%
United States Government and Government Agency Obligations	23.0%
Municipal Bonds – Taxable	1.8%
Mortgage-Backed Securities	1.2%
Asset-Backed Securities	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.2%

Quality Weightings

Investment Grade	88.5%
AAA	1.3%
AA	27.6%
A	26.4%
BBB	33.2%
Non-Investment Grade	6.3%
BB	2.2%
B	0.9%
Non-rated	3.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.2%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6-15-28	$974	$966
SBA Tower Trust, Series 2013-1C (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.240%, 4-16-18 (A)	1,900	1,899
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7-15-21 (A)	1,000	998

TOTAL ASSET-BACKED SECURITIES – 0.9%		$3,863
(Cost: $3,882)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.5%
BorgWarner Automotive, Inc.,
8.000%, 10-1-19	2,000	2,244

Automobile Manufacturers – 1.4%
BMW U.S. Capital LLC,
2.150%, 4-6-20 (A)	2,000	2,010
Toyota Motor Credit Corp.,
2.000%, 10-24-18	4,000	4,022

		6,032

Cable & Satellite – 1.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal),
1.625%, 1-15-22	750	729
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
4.450%, 4-1-24	1,190	1,253
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10-15-17	3,337	3,388

		5,370

General Merchandise Stores – 1.0%
Family Dollar Stores, Inc.,
5.000%, 2-1-21	4,000	4,280

Internet & Direct Marketing Retail – 0.5%
Amazon.com, Inc.,
1.200%, 11-29-17	2,000	1,999

Total Consumer Discretionary – 4.7%		19,925
Consumer Staples

Brewers – 0.2%
Molson Coors Brewing Co.,
2.250%, 3-15-20 (A)	750	750

Distillers & Vintners – 0.1%
Constellation Brands, Inc.,
2.700%, 5-9-22	600	599

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail – 0.5%
CVS Health Corp.,
2.250%, 12-5-18	$2,000	$2,012

Food Distributors – 0.6%
Bestfoods,
7.000%, 10-15-17	2,500	2,539

Food Retail – 0.5%
Kroger Co. (The):
6.800%, 12-15-18	1,245	1,328
1.500%, 9-30-19	750	739

		2,067

Packaged Foods & Meats – 0.4%
Smithfield Foods, Inc.,
2.700%, 1-31-20 (A)	2,000	2,010

Total Consumer Staples – 2.3%		9,977
Energy

Integrated Oil & Gas – 0.4%
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11-8-18	1,500	1,505

Oil & Gas Equipment & Services – 0.8%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1-31-19	1,850	1,973
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.250%, 8-1-17 (A)	1,500	1,500

		3,473

Oil & Gas Exploration & Production – 2.0%
Aker BP ASA,
6.000%, 7-1-22 (A)	1,000	1,030
BP Capital Markets plc (GTD by BP plc),
1.674%, 2-13-18	3,750	3,752
EQT Corp.,
8.125%, 6-1-19	2,650	2,925
Exxon Mobil Corp.,
2.397%, 3-6-22	1,000	1,005

		8,712

Oil & Gas Refining & Marketing – 0.6%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc),
2.000%, 11-15-18	2,625	2,642

Oil & Gas Storage & Transportation – 3.3%
Enbridge, Inc.,
2.900%, 7-15-22	2,000	1,996
EnLink Midstream Partners L.P.,
4.850%, 7-15-26	1,000	1,040
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	1,024
3.450%, 2-15-23	1,646	1,656

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
NGPL PipeCo LLC,
7.119%, 12-15-17 (A)	$4,000	$4,075
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10-15-23	1,800	1,812
Spectra Energy Partners L.P.,
2.950%, 9-25-18	1,475	1,492
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4-1-21	800	840

		13,935

Total Energy – 7.1%		30,267
Financials

Asset Management & Custody Banks – 0.7%
Ares Capital Corp.,
3.875%, 1-15-20	2,820	2,875

Consumer Finance – 5.4%
Ally Financial, Inc.,
4.125%, 3-30-20	2,950	3,031
American Honda Finance Corp.:
7.625%, 10-1-18 (A)	1,000	1,073
2.125%, 10-10-18	3,000	3,020
Capital One Financial Corp.,
6.750%, 9-15-17	1,000	1,010
Discover Financial Services,
3.950%, 11-6-24	2,000	2,031
Ford Motor Credit Co. LLC:
5.000%, 5-15-18	1,126	1,155
2.681%, 1-9-20	1,000	1,007
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5-9-19	3,000	3,008
3.200%, 7-6-21	1,000	1,011
Hyundai Capital America,
2.875%, 8-9-18 (A)	1,000	1,008
Synchrony Financial:
1.875%, 8-15-17	1,475	1,475
2.600%, 1-15-19	1,995	2,006
Synchrony Financial (3-Month U.S. LIBOR plus 140 bps),
2.580%, 11-9-17 (B)	2,114	2,121

		22,956

Diversified Banks – 6.3%
ABN AMRO Bank N.V.,
2.100%, 1-18-19 (A)	2,000	2,003
Bank of America Corp.:
2.625%, 4-19-21	1,000	1,004
3.124%, 1-20-23	3,000	3,033
4.100%, 7-24-23	1,666	1,764
Bank of New York Mellon Corp. (The),
2.300%, 9-11-19	2,550	2,575
BB&T Corp.,
2.050%, 5-10-21	1,150	1,141

72	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Bear Stearns Co., Inc. (The),
6.400%, 10-2-17	$2,000	$2,023
Branch Banking and Trust Co.,
1.450%, 5-10-19	2,000	1,985
Mitsubishi UFJ Financial Group, Inc.,
2.998%, 2-22-22	500	507
Mizuho Financial Group, Inc.,
2.273%, 9-13-21	2,100	2,066
Northern Trust Corp.,
2.375%, 8-2-22	4,719	4,711
Wachovia Corp.,
5.750%, 2-1-18	1,500	1,535
Wells Fargo & Co.:
3.069%, 1-24-23	1,500	1,520
3.000%, 2-19-25	995	980

		26,847

Investment Banking & Brokerage – 3.7%
Daiwa Securities Group, Inc.,
3.129%, 4-19-22 (A)	3,000	3,021
Goldman Sachs Group, Inc. (The):
2.600%, 12-27-20	4,000	4,021
2.350%, 11-15-21	1,000	988
3.000%, 4-26-22	1,000	1,009
4.000%, 3-3-24	800	838
Morgan Stanley:
2.800%, 6-16-20	1,000	1,015
2.500%, 4-21-21	1,000	999
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.000%, 5-31-23 (B)	300	307
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
2.553%, 10-24-23 (B)	1,000	1,017
Raymond James Financial, Inc.,
8.600%, 8-15-19	2,255	2,548

		15,763

Life & Health Insurance – 1.7%
Athene Global Funding:
2.875%, 10-23-18 (A)	2,550	2,563
2.750%, 4-20-20 (A)	1,000	1,002
New York Life Global Funding,
1.550%, 11-2-18 (A)	1,500	1,498
Principal Life Global Funding II,
2.625%, 11-19-20 (A)	2,000	2,014

		7,077

Other Diversified Financial Services – 3.1%
Citigroup, Inc.:
2.650%, 10-26-20	1,000	1,009
2.700%, 3-30-21	1,000	1,006
Citigroup, Inc. (3-Month U.S. LIBOR plus 107 bps),
2.289%, 12-8-21 (B)	2,500	2,524
Fidelity National Information Services, Inc.,
2.850%, 10-15-18	1,100	1,113
JPMorgan Chase & Co.:
2.972%, 1-15-23	3,500	3,541
3.000%, 2-27-30 (C)	850	821

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
USAA Capital Corp.,
2.450%, 8-1-20 (A)	$3,245	$3,274

		13,288

Property & Casualty Insurance – 1.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11-3-20	2,543	2,557
Berkshire Hathaway, Inc.:
2.100%, 8-14-19	3,000	3,023
2.750%, 3-15-23	1,000	1,013

		6,593

Regional Banks – 0.9%
PNC Bank N.A.,
2.400%, 10-18-19	870	878
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6-10-19	1,447	1,574
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3-6-19 (A)	1,500	1,500

		3,952

Specialized Finance – 1.6%
ADOP Co.,
6.625%, 10-1-17 (A)	1,000	1,012
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6-1-19 (A)	1,875	1,919
Siemens Financieringsmaatschappij N.V. (3-Month U.S. LIBOR plus 61 bps),
1.860%, 3-16-22 (A)(B)	3,750	3,786

		6,717

Total Financials – 24.9%		106,068
Health Care

Biotechnology – 0.6%
Amgen, Inc.,
2.200%, 5-11-20	2,475	2,487

Health Care Services – 0.2%
Cardinal Health, Inc.,
1.948%, 6-14-19	1,000	1,001

Health Care Supplies – 1.3%
Abbott Laboratories,
2.350%, 11-22-19	1,150	1,159
Catholic Health Initiatives,
2.600%, 8-1-18	3,575	3,594
Stryker Corp.,
2.625%, 3-15-21	1,000	1,010

		5,763

Managed Health Care – 0.6%
Aetna, Inc.,
1.500%, 11-15-17	2,475	2,475

Total Health Care – 2.7%		11,726

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 1.4%
BAE Systems Holdings, Inc.:
6.375%, 6-1-19 (A)	$2,131	$2,295
3.850%, 12-15-25 (A)	1,500	1,561
BAE Systems plc,
4.750%, 10-11-21 (A)	748	807
Exelis, Inc.,
5.550%, 10-1-21	460	510
Northrop Grumman Corp.,
3.250%, 8-1-23	680	703

		5,876

Air Freight & Logistics – 0.6%
FedEx Corp.,
8.000%, 1-15-19	2,252	2,455

Airlines – 0.6%
Aviation Capital Group Corp.,
2.875%, 1-20-22 (A)	1,000	996
Southwest Airlines Co.,
2.650%, 11-5 -20	1,500	1,518

		2,514

Environmental & Facilities Services – 1.7%
Republic Services, Inc.,
3.800%, 5-15 -18	4,000	4,071
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
6.100%, 3-15-18	2,540	2,617
7.100%, 8-1-26	550	713

		7,401

Industrial Conglomerates – 0.5%
General Electric Capital Corp.,
5.012%, 1-1-24	2,128	2,241

Railroads – 0.7%
Burlington Northern Santa Fe Corp.,
5.750%, 3-15-18	2,750	2,833

Total Industrials – 5.5%		23,320
Information Technology

Application Software – 0.9%
NVIDIA Corp.,
2.200%, 9-16 -21	4,000	3,955

Communications Equipment – 1.5%
Cisco Systems, Inc.,
2.200%, 2-28 -21	2,000	2,011
Harris Corp.,
1.999%, 4-27 -18	3,777	3,782
L-3 Communications Corp.,
3.850%, 12-15 -26	750	773

		6,566

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.,
6.375%, 4-1-20 (A)	1,000	1,012

2017	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Data Processing & Outsourced Services (Continued)
Total System Services, Inc.,
2.375%, 6-1 -18	$4,000	$4,017
Visa, Inc.,
2.800%, 12-14 -22	5,000	5,090

		10,119

Electronic Manufacturing Services – 0.3%
Jabil Circuit, Inc.,
8.250%, 3-15 -18	1,420	1,477

Home Entertainment Software – 0.7%
Activision Blizzard, Inc.,
2.300%, 9-15 -21	3,000	2,980

Semiconductors – 3.0%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1-15-20 (A)	1,500	1,502
Intel Corp.:
1.850%, 5-11-20	3,000	3,001
2.450%, 7-29-20	1,000	1,017
2.875%, 5-11-24	2,750	2,760
QUALCOMM, Inc.:
2.100%, 5-20-20	575	578
2.900%, 5-20-24	2,000	1,995
3.250%, 5-20-27	1,770	1,774

		12,627

Systems Software – 1.4%
CA, Inc.,
5.375%, 12-1 -19	1,500	1,575
Microsoft Corp.:
2.000%, 11-3-20	2,000	2,007
2.875%, 2-6-24	2,250	2,286

		5,868

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.:
1.550%, 2-7-20	2,500	2,487
2.500%, 2-9-22	1,500	1,513
Seagate HDD Cayman (GTD by Seagate Technology plc):
3.750%, 11-15-18 (C)	3,000	3,072
4.250%, 3-1-22 (A)	400	407

		7,479

Total Information Technology – 12.0%		51,071
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
4.250%, 11-15 -20	724	769

Diversified Metals & Mining – 0.5%
Glencore Finance Canada Ltd.:
2.700%, 10-25-17 (C)	1,121	1,123
2.700%, 10-25-17 (A)(C)	905	906

		2,029

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Chemicals – 0.3%
Methanex Corp.,
3.250%, 12-15 -19	$1,500	$1,508

Total Materials – 1.0%		4,306
Real Estate

Specialized REITs – 0.4%
Crown Castle International Corp.:
2.250%, 9-1-21	500	492
4.875%, 4-15-22	1,000	1,092

		1,584

Total Real Estate – 0.4%		1,584
Telecommunication Services

Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
5.875%, 10-1 -19	2,592	2,805

Wireless Telecommunication Service – 2.6%
American Tower Corp.:
3.300%, 2-15-21	2,500	2,565
5.900%, 11-1-21	800	901
2.250%, 1-15-22	2,165	2,111
3.375%, 10-15-26	1,000	979
Crown Castle Towers LLC,
3.222%, 5-15-22 (A)	1,000	1,024
Sprint Nextel Corp.,
8.375%, 8-15 -17	3,705	3,733

		11,313

Total Telecommunication Services – 3.3%		14,118
Utilities

Electric Utilities – 3.0%
Edison International,
2.125%, 4-15 -20	1,000	1,001
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.),
2.150%, 6-15-19	1,000	999
Entergy Mississippi, Inc.,
2.850%, 6-1 -28	1,050	1,015
Entergy Texas, Inc.,
2.550%, 6-1 -21	1,275	1,267
MidAmerican Energy Co.:
2.400%, 3-15-19	3,000	3,031
3.700%, 9-15-23	1,545	1,630
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2-8-19	1,000	998
2.400%, 4-25-22	2,000	2,009
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	1,000	1,003

		12,953

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6-15 -18	3,000	3,130

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Multi-Utilities (Continued)
Dominion Resources, Inc., Series A,
1.400%, 9-15-17	$1,000	$1,000

		4,130

Total Utilities – 4.0%		17,083

TOTAL CORPORATE DEBT SECURITIES – 67.9%		$289,445
(Cost: $288,152)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 1.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9-15-27 (A)	640	680
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B (1-Month U.S. LIBOR plus 215 bps),
3.139%, 7-15-30 (A)(B)	870	857
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2 (Mortgage spread to 2-year U.S. Treasury index),
6.411%, 10-15-41 (A)(B)	3,500	3,741

		5,278

TOTAL MORTGAGE-BACKED SECURITIES – 1.2%		$5,278
(Cost: $5,331)

MUNICIPAL BONDS – TAXABLE
California – 1.1%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10-1-19	980	1,033
CA Various Purp GO Bonds,
7.700%, 11-1-30	1,750	2,045
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH,
1.796%, 7-1-19	1,500	1,506

		4,584

New York – 0.4%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8-1-26	1,750	1,678

74	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

MUNICIPAL BONDS – TAXABLE (Continued)	Principal	Value
Texas – 0.3%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2-15-41	$1,150	$1,264

TOTAL MUNICIPAL BONDS – TAXABLE – 1.8%		$7,526
(Cost: $7,662)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.5%
Federal Home Loan Bank:
2.500%, 4-27-26	2,000	1,950
1.750%, 7-21-31	1,640	1,620
1.700%, 7-25-31	1,500	1,457
2.000%, 11-25-31	200	194
U.S. Department of Transportation,
6.001%, 12-7-21 (A)	1,000	1,166

		6,387

Mortgage-Backed Obligations – 10.9%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.699%, 5-25-18	1,027	1,035
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps),
5.045%, 7-25-44 (A)(B)	1,100	1,125
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps),
4.793%, 11-25-49 (A)(B)	1,620	1,716
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.245%, 6-25-21 (A)(B)	484	489
5.024%, 9-25-22 (A)(B)	884	861
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index),
4.301%, 9-25-44 (A)(B)	2,000	2,045
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.883%, 2-25-45 (A)(B)	1,906	1,949
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.685%, 4-25-20 (A)(B)	880	950
4.492%, 1-25-46 (A)(B)	1,000	1,060
4.121%, 2-25-46 (A)(B)	70	73
4.573%, 12-25-48 (A)(B)	3,625	3,841
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.668%, 2-25-22 (A)(B)	1,000	1,001

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
5.116%, 8-25-44 (A)(B)	$1,000	$1,088
4.490%, 12-25-44 (A)(B)	3,047	3,242
4.005%, 5-25-45 (A)(B)	600	630
4.752%, 11-25-46 (A)(B)	1,557	1,675
3.681%, 11-25-47 (A)(B)	365	367
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 6-month U.S. Treasury index),
4.395%, 7-25-48 (A)(B)	1,275	1,281
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
1.750%, 4-27-20	2,000	2,002
3.000%, 9-1-28	3,112	3,190
4.500%, 8-1-30	889	953
2.500%, 5-15-44	823	828
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11-1-18	1,683	1,707
2.000%, 6-25-39	2,852	2,852
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10-1-19	2,282	2,281
4.646%, 7-1-20	1,683	1,775
3.680%, 2-1-21	1,025	1,048
4.381%, 6-1-21	1,763	1,897
2.000%, 10-25-41	2,071	2,038
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3-16-42	1,245	1,234

		46,233

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 12.4%		$52,620
(Cost: $52,955)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.6%
U.S. Treasury Notes:
0.750%, 10-31-17	5,000	4,994
2.750%, 2-28-18	9,000	9,088
1.750%, 10-31-20	8,000	8,033
2.000%, 12-31-21	8,000	8,058
1.875%, 2-28-22	15,000	15,016

		45,189

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.6%		$45,189
(Cost: $45,075)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (E) – 8.6%
Comcast Corp.:
1.440%, 7-12-17	$10,000	$9,995
1.480%, 7-26-17	4,000	3,996
General Mills, Inc.,
1.320%, 7-5-17	8,000	7,998
Mattel, Inc.,
1.300%, 7-5-17	5,000	4,999
Virginia Electric and Power Co.,
1.310%, 7-6-17	10,000	9,998

		36,986

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (D)	1,269	1,269

Municipal Obligations – 0.6%
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.) (BVAL plus 16 bps),
0.940%, 7-1-17 (D)	2,400	2,400

TOTAL SHORT-TERM SECURITIES – 9.5%		$40,655
(Cost: $40,658)

TOTAL INVESTMENT SECURITIES – 104.3%		$444,576
(Cost: $443,715)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.3)%		(18,198)

NET ASSETS – 100.0%		$426,378

2017	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	LIMITED-TERM BOND (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $80,292 or 18.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the yield to maturity at June 30, 2017.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$3,863	$—
Corporate Debt Securities	—	289,445	—
Mortgage-Backed Securities	—	5,278	—
Municipal Bonds	—	7,526	—
United States Government Agency Obligations	—	52,620	—
United States Government Obligations	—	45,189	—
Short-Term Securities	—	40,655	—
Total	$—	$444,576	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

76	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	MICRO CAP GROWTH

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	88.6%
Information Technology	28.4%
Health Care	25.4%
Industrials	11.5%
Consumer Discretionary	11.0%
Energy	5.2%
Materials	2.5%
Consumer Staples	1.9%
Real Estate	1.7%
Financials	1.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	11.4%

Top 10 Equity Holdings

Company	Sector	Industry
Aerie Pharmaceuticals, Inc.	Health Care	Pharmaceuticals
Tile Shop Holdings, Inc.	Consumer Discretionary	Home Improvement Retail
8x8, Inc.	Information Technology	Application Software
GTT Communications, Inc.	Information Technology	Internet Software & Services
K2M Group Holdings, Inc.	Health Care	Health Care Equipment
Nautilus Group, Inc. (The)	Consumer Discretionary	Leisure Products
Mimecast Ltd.	Information Technology	Internet Software & Services
Kornit Digital Ltd.	Industrials	Industrial Machinery
Q2 Holdings, Inc.	Information Technology	Internet Software & Services
MYR Group, Inc.	Industrials	Construction & Engineering

See your advisor or www.waddell.com for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	MICRO CAP GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.5%
Motorcar Parts of America, Inc. (A)	63	$1,782

Home Improvement Retail – 3.7%
Tile Shop Holdings, Inc.	129	2,654

Leisure Products – 3.0%
Nautilus Group, Inc. (The) (A)	114	2,175

Restaurants – 0.2%
Carrols Restaurant Group, Inc. (A)	10	125

Specialty Stores – 1.6%
Sportsman’s Warehouse Holdings, Inc. (A)	222	1,199

Total Consumer Discretionary – 11.0%		7,935
Consumer Staples

Distillers & Vintners – 1.5%
MGP Ingredients, Inc.	21	1,059

Packaged Foods & Meats – 0.4%
Inventure Foods, Inc. (A)	65	279

Total Consumer Staples – 1.9%		1,338
Energy

Oil & Gas Equipment & Services – 2.4%
Natural Gas Services Group, Inc. (A)	41	1,021
NCS Multistage Holdings, Inc. (A)	27	688

		1,709

Oil & Gas Exploration & Production – 2.8%
Earthstone Energy, Inc. (A)	41	409
Resolute Energy Corp. (A)	11	316
Ring Energy, Inc. (A)	101	1,307

		2,032

Total Energy – 5.2%		3,741
Financials

Regional Banks – 1.0%
State Bank Financial Corp.	28	746

Total Financials – 1.0%		746
Health Care

Biotechnology – 1.0%
Natera, Inc. (A)	65	709

Health Care Equipment – 12.4%
AxoGen, Inc. (A)	90	1,507
Entellus Medical, Inc. (A)	89	1,474
K2M Group Holdings, Inc. (A)	94	2,290
Obalon Therapeutics, Inc. (A)	69	685
Oxford Immunotec Global plc (A)	67	1,134
Tactile Systems Technology, Inc. (A)	65	1,866

		8,956

COMMON STOCKS (Continued)	Shares	Value
Health Care Services – 1.2%
Teladoc, Inc. (A)	26	$888

Health Care Technology – 4.7%
Evolent Health, Inc., Class A (A)	69	1,744
Omnicell, Inc. (A)	35	1,509
Tabula Rasa HealthCare, Inc. (A)	12	182

		3,435

Pharmaceuticals – 6.1%
Aerie Pharmaceuticals, Inc. (A)	52	2,722
Intersect ENT, Inc. (A)	42	1,182
Revance Therapeutics, Inc. (A)	20	520

		4,424

Total Health Care – 25.4%		18,412
Industrials

Aerospace & Defense – 2.6%
Mercury Computer Systems, Inc. (A)	45	1,890

Building Products – 3.2%
American Woodmark Corp. (A)	10	975
PGT Innovations, Inc. (A)	106	1,355

		2,330

Construction & Engineering – 2.8%
MYR Group, Inc. (A)	65	2,007

Industrial Machinery – 2.9%
Kornit Digital Ltd. (A)	110	2,128

Total Industrials – 11.5%		8,355
Information Technology

Application Software – 4.5%
8x8, Inc. (A)	165	2,401
BlackLine, Inc. (A)	24	872

		3,273

Communications Equipment – 1.8%
Oclaro, Inc. (A)	142	1,322

Internet Software & Services – 15.0%
Cornerstone OnDemand, Inc. (A)	41	1,469
Five9, Inc. (A)	38	818
GTT Communications, Inc. (A)	74	2,339
Mimecast Ltd. (A)	81	2,168
Q2 Holdings, Inc. (A)	56	2,084
SPS Commerce, Inc. (A)	31	1,996

		10,874

Semiconductor Equipment – 3.8%
Aehr Test Systems (A)	122	459
Ichor Holdings Ltd. (A)	34	681
PDF Solutions, Inc. (A)	99	1,622

		2,762

Semiconductors – 2.7%
NVE Corp.	25	1,910

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 0.6%
Appian Corp. (A)	23	$417

Total Information Technology – 28.4%		20,558
Materials

Aluminum – 0.8%
Century Aluminum Co. (A)	38	589

Specialty Chemicals – 1.7%
Flotek Industries, Inc. (A)(B)	13	116
Flotek Industries, Inc. (A)	126	1,125

		1,241

Total Materials – 2.5%		1,830
Real Estate

Health Care REITs – 1.7%
Community Healthcare Trust, Inc.	47	1,196

Total Real Estate – 1.7%		1,196

TOTAL COMMON STOCKS – 88.6%		$64,111
(Cost: $46,876)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 7.9%
Sonoco Products Co.,
1.330%, 7-3-17	$3,708	3,708
Wisconsin Gas LLC,
1.190%, 7-6-17	2,000	1,999

		5,707

Master Note – 3.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (D)	2,776	2,776

TOTAL SHORT-TERM SECURITIES – 11.7%		$8,483
(Cost: $8,484)

TOTAL INVESTMENT SECURITIES – 100.3%		$72,594
(Cost: $55,360)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(202)

NET ASSETS – 100.0%		$72,392

78	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	MICRO CAP GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $116 or 0.2% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$64,111	$—	$—
Short-Term Securities	—	8,483	—
Total	$64,111	$8,483	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	79

PORTFOLIO HIGHLIGHTS	MID CAP GROWTH

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	98.4%
Information Technology	27.8%
Health Care	18.9%
Consumer Discretionary	17.2%
Industrials	14.5%
Financials	9.8%
Consumer Staples	5.4%
Energy	2.8%
Materials	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.6%

Top 10 Equity Holdings

Company	Sector	Industry
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
Zoetis, Inc.	Health Care	Pharmaceuticals
Fastenal Co.	Industrials	Trading Companies & Distributors
CoStar Group, Inc.	Information Technology	Internet Software & Services
CME Group, Inc.	Financials	Financial Exchanges & Data
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Edwards Lifesciences Corp.	Health Care	Health Care Equipment
Tiffany & Co.	Consumer Discretionary	Specialty Stores
ServiceNow, Inc.	Information Technology	Systems Software
Microchip Technology, Inc.	Information Technology	Semiconductors

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

80	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.2%
Burberry Group plc (A)	390	$8,445
lululemon athletica, Inc. (B)	190	11,313
Under Armour, Inc., Class C (B)	89	1,793

		21,551

Auto Parts & Equipment – 2.1%
BorgWarner, Inc.	327	13,855

Homefurnishing Retail – 1.4%
Williams-Sonoma, Inc.	186	9,015

Hotels, Resorts & Cruise Lines – 0.7%
Norwegian Cruise Line Holdings Ltd. (B)	86	4,666

Internet & Direct Marketing Retail – 0.3%
Duluth Holdings, Inc., Class B (B)	127	2,312

Leisure Products – 2.1%
Polaris Industries, Inc.	155	14,338

Restaurants – 3.0%
Chipotle Mexican Grill, Inc., Class A (B)	17	7,004
Dunkin’ Brands Group, Inc.	235	12,936

		19,940

Specialty Stores – 4.4%
Tiffany & Co.	170	15,982
Tractor Supply Co.	251	13,610

		29,592

Total Consumer Discretionary – 17.2%		115,269
Consumer Staples

Food Retail – 2.0%
Whole Foods Market, Inc.	316	13,301

Packaged Foods & Meats – 3.4%
Blue Buffalo Pet Products, Inc. (B)	332	7,573
Hain Celestial Group, Inc. (The) (B)	216	8,399
Lance, Inc.	206	7,115

		23,087

Total Consumer Staples – 5.4%		36,388
Energy

Oil & Gas Exploration & Production – 2.8%
Cabot Oil & Gas Corp.	282	7,061
Cimarex Energy Co.	54	5,061
Noble Energy, Inc.	232	6,571

		18,693

Total Energy – 2.8%		18,693
Financials

Asset Management & Custody Banks – 0.8%
Oaktree Capital Group LLC	122	5,668

Diversified Banks – 1.8%
Northern Trust Corp.	125	12,200

COMMON STOCKS (Continued)	Shares	Value
Financial Exchanges & Data – 3.6%
CME Group, Inc.	146	$18,248
MarketAxess Holdings, Inc.	28	5,667

		23,915

Regional Banks – 3.6%
First Republic Bank	134	13,389
Signature Bank (B)	72	10,377

		23,766

Total Financials – 9.8%		65,549
Health Care

Biotechnology – 4.4%
ACADIA Pharmaceuticals, Inc. (B)	298	8,320
Alkermes plc (B)	187	10,840
BioMarin Pharmaceutical, Inc. (B)	110	9,983

		29,143

Health Care Equipment – 6.0%
Edwards Lifesciences Corp. (B)	136	16,137
Intuitive Surgical, Inc. (B)	26	23,952

		40,089

Health Care Services – 1.7%
Laboratory Corp. of America Holdings (B)	74	11,399

Health Care Supplies – 1.7%
Align Technology, Inc. (B)	76	11,455

Pharmaceuticals – 5.1%
Jazz Pharmaceuticals plc (B)	45	6,950
Pacira Pharmaceuticals, Inc. (B)	98	4,696
Zoetis, Inc.	366	22,802

		34,448

Total Health Care – 18.9%		126,534
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	239	13,500

Building Products – 4.0%
A. O. Smith Corp.	151	8,522
Allegion plc	96	7,794
Fortune Brands Home & Security, Inc.	161	10,505

		26,821

Construction Machinery & Heavy Trucks – 2.5%
WABCO Holdings, Inc. (B)	56	7,123
Westinghouse Air Brake Technologies Corp.	102	9,322

		16,445

Electrical Components & Equipment – 0.3%
Generac Holdings, Inc. (B)	49	1,786

Industrial Machinery – 1.8%
IDEX Corp.	105	11,892

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 0.7%
TransUnion (B)	115	$4,972

Trading Companies & Distributors – 3.2%
Fastenal Co.	495	21,540

Total Industrials – 14.5%		96,956
Information Technology

Application Software – 3.0%
Ellie Mae, Inc. (B)	64	6,997
Guidewire Software, Inc. (B)	117	8,016
Tyler Technologies, Inc. (B)	28	4,993

		20,006

Communications Equipment – 2.3%
Arista Networks, Inc. (B)	39	5,873
Harris Corp.	90	9,815

		15,688

Data Processing & Outsourced Services – 1.0%
Square, Inc., Class A (B)	273	6,413

Electronic Components – 1.4%
Maxim Integrated Products, Inc.	203	9,102

Electronic Manufacturing Services – 2.2%
Trimble Navigation Ltd. (B)	411	14,664

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (B)	172	18,191

Internet Software & Services – 8.6%
CoStar Group, Inc. (B)	76	19,921
GrubHub, Inc. (B)	318	13,856
MercadoLibre, Inc.	60	14,947
Pandora Media, Inc. (B)	986	8,793

		57,517

Semiconductors – 2.3%
Microchip Technology, Inc.	197	15,183

Systems Software – 4.3%
Red Hat, Inc. (B)	140	13,445
ServiceNow, Inc. (B)	147	15,599

		29,044

Total Information Technology – 27.8%		185,808
Materials

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	71	6,376

Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (B)	209	6,692

Total Materials – 2.0%		13,068

TOTAL COMMON STOCKS – 98.4%		$658,265
(Cost: $547,327)

2017	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	MID CAP GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 0.3%
Wisconsin Electric Power Co.,
1.230%, 7-6-17	$2,279	$2,279

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (D)	2,371	2,371

Municipal Obligations – 0.8%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.) (BVAL plus 14 bps),
0.860%, 7-7-17 (D)	3,000	3,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
0.920%, 7-7-17 (D)	1,000	1,000

SHORT-TERM SECURITIES	Principal	Value
NY State Hsng Fin Agy, Related 42nd and 10th Hsng Rev Bonds, Ser 2010A (GTD by FHLMC) (BVAL plus 14 bps),
0.880%, 7-7-17 (D)	$1,500	$1,500

		5,500

TOTAL SHORT-TERM SECURITIES – 1.5%		$10,150
(Cost: $10,150)

TOTAL INVESTMENT SECURITIES – 99.9%		$668,415
(Cost: $557,477)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		380

NET ASSETS – 100.0%		$668,795

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$658,265	$—	$—
Short-Term Securities	—	10,150	—
Total	$658,265	$10,150	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	NATURAL RESOURCES(a)

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	97.5%
Energy	72.0%
Materials	19.2%
Industrials	6.3%
Utilities	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Country Weightings

North America	86.5%
United States	78.0%
Canada	8.5%
Europe	11.0%
United Kingdom	9.0%
Other Europe	2.0%
Pacific Basin	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
RPC, Inc.	United States	Energy	Oil & Gas Equipment & Services
Magellan Midstream Partners L.P.	United States	Energy	Oil & Gas Storage & Transportation
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
Union Pacific Corp.	United States	Industrials	Railroads
Phillips 66	United States	Energy	Oil & Gas Refining & Marketing
BHP Billiton plc	United Kingdom	Materials	Diversified Metals & Mining
Flowserve Corp.	United States	Industrials	Industrial Machinery
Cabot Oil & Gas Corp.	United States	Energy	Oil & Gas Exploration & Production

See your advisor for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective April 28, 2017, the name of Global Natural Resources changed to Natural Resources.

2017	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 4.2%
Seven Generations Energy Ltd., Class A (A)	161	$2,757
Suncor Energy, Inc.	81	2,363

		5,120

Materials – 4.3%
Potash Corp. of Saskatchewan, Inc.	198	3,231
West Fraser Timber Co. Ltd.	43	2,040

		5,271

Total Canada – 8.5%		$10,391
China

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—

Total China – 0.0%		$—
Netherlands

Energy – 2.0%
Core Laboratories N.V.	24	2,415

Total Netherlands – 2.0%		$2,415
United Kingdom

Materials – 9.0%
BHP Billiton plc	249	3,809
Randgold Resources Ltd. ADR	37	3,260
Rio Tinto plc	92	3,887

		10,956

Total United Kingdom – 9.0%		$10,956

COMMON STOCKS (Continued)	Shares	Value
United States

Energy – 65.8%
Cabot Oil & Gas Corp.	149	$3,728
Chevron Corp.	31	3,239
Cimarex Energy Co.	26	2,397
Concho Resources, Inc. (A)	26	3,184
Continental Resources, Inc. (A)	63	2,029
Diamondback Energy, Inc. (A)	32	2,851
Enterprise Products Partners L.P.	129	3,485
EOG Resources, Inc.	47	4,286
EQT Midstream Partners L.P.	21	1,567
Halliburton Co. (C)	182	7,782
Helmerich & Payne, Inc.	33	1,818
Keane Group, Inc. (A)	85	1,360
Magellan Midstream Partners L.P.	55	3,931
Marathon Petroleum Corp.	68	3,532
MPLX L.P.	90	3,003
Noble Energy, Inc.	69	1,960
Parsley Energy, Inc., Class A (A)	111	3,086
Patterson-UTI Energy, Inc.	161	3,246
Phillips 66	46	3,812
Pioneer Natural Resources Co.	20	3,239
Plains All American Pipeline L.P.	120	3,163
RPC, Inc.	205	4,140
RSP Permian, Inc. (A)	74	2,390
Schlumberger Ltd.	49	3,196
U.S. Silica Holdings, Inc.	30	1,054
WPX Energy, Inc. (A)	268	2,593

		80,071

Industrials – 6.3%
Flowserve Corp.	82	3,791
Union Pacific Corp.	35	3,818

		7,609

Materials – 5.9%
Air Products and Chemicals, Inc.	25	3,512
Dow Chemical Co. (The)	59	3,696

		7,208

COMMON STOCKS (Continued)	Shares	Value
Total United States – 78.0%		$94,888

TOTAL COMMON STOCKS – 97.5%		$118,650
(Cost: $130,721)

PREFERRED STOCKS
United States

Utilities – 0.0%
Konarka Technologies, Inc.,
8.000%, Convertible (A)(B)(D)	68	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Master Note – 2.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.440%, 7-5-17 (E)	$3,281	3,281

TOTAL SHORT-TERM SECURITIES – 2.7%		$3,281
(Cost: $3,281)

TOTAL INVESTMENT SECURITIES – 100.2%		$121,931
(Cost: $134,213)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(187)

NET ASSETS – 100.0%		$121,744

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $337 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(D)	Restricted security. At June 30, 2017, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000%, Convertible	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at June 30, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	5,654	U.S. Dollar	7,167	7-24-17	UBS AG	$—	$201
Canadian Dollar	9,723	U.S. Dollar	7,314	7-24-17	UBS AG	—	186

						$—	$387

84	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	NATURAL RESOURCES (in thousands)

JUNE 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$118,650	$—	$—
Preferred Stocks	—	—	—
Short-Term Securities	—	3,281	—
Total	$118,650	$3,281	$—
Liabilities
Forward Foreign Currency Contracts	$—	$387	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	85

PORTFOLIO HIGHLIGHTS	SCIENCE AND TECHNOLOGY

ALL DATA AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	94.4%
Information Technology	70.4%
Health Care	15.6%
Consumer Discretionary	3.8%
Telecommunication Services	1.7%
Real Estate	1.6%
Utilities	1.0%
Materials	0.3%
Consumer Staples	0.0%
Warrants	0.0%
Purchased Options	0.0%
Bonds	0.4%
Corporate Debt Securities	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.2%

Country Weightings

North America	82.8%
United States	82.8%
Pacific Basin	7.4%
India	3.8%
China	3.6%
Europe	3.0%
Bahamas/Caribbean	1.5%
Other	0.1%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	5.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Microsoft Corp.	United States	Information Technology	Systems Software
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Alliance Data Systems Corp.	United States	Information Technology	Data Processing & Outsourced Services
Microsemi Corp.	United States	Information Technology	Semiconductors
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Facebook, Inc., Class A	United States	Information Technology	Internet Software & Services
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
Cerner Corp.	United States	Health Care	Health Care Technology
Alibaba Group Holding Ltd. ADR	China	Information Technology	Internet Software & Services

See your advisor or www.waddell.com for more information on the Portfolio’s most recent published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

86	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 0.6%
Tesla Motors, Inc. (A)	10	$3,580

Cable & Satellite – 0.6%
Altice USA, Inc., Class A (A)	102	3,304

Consumer Electronics – 1.0%
Garmin Ltd.	113	5,774

Internet & Direct Marketing Retail – 1.6%
Amazon.com, Inc. (A)	3	2,904
Netflix, Inc. (A)	45	6,693

		9,597

Total Consumer Discretionary – 3.8%		22,255
Consumer Staples

Agricultural Products – 0.0%
Arcadia Biosciences, Inc. (A)	268	121

Total Consumer Staples – 0.0%		121
Health Care

Biotechnology – 9.6%
Evogene Ltd. (A)	175	886
Ionis Pharmaceuticals, Inc. (A)	361	18,359
Kite Pharma, Inc. (A)	71	7,309
Vertex Pharmaceuticals, Inc. (A)	224	28,841

		55,395

Health Care Facilities – 1.1%
Tenet Healthcare Corp. (A)	326	6,303

Health Care Technology – 3.6%
Cerner Corp. (A)	313	20,812

Managed Health Care – 1.3%
Cigna Corp.	46	7,733

Total Health Care – 15.6%		90,243
Information Technology

Application Software – 9.1%
ACI Worldwide, Inc. (A)	895	20,017
Aspen Technology, Inc. (A)	346	19,114
Globant S.A. (A)	68	2,961
Silver Spring Networks, Inc. (A)	552	6,230
Snap, Inc., Class A (A)	238	4,230

		52,552

Data Processing & Outsourced Services – 13.6%
Alliance Data Systems Corp.	106	27,132
Euronet Worldwide, Inc. (A)	268	23,435
Square, Inc., Class A (A)	256	6,013
WNS (Holdings) Ltd. ADR (A)	648	22,262

		78,842

COMMON STOCKS (Continued)	Shares	Value
Electronic Components – 3.3%
Universal Display Corp.	177	$19,381

Internet Software & Services – 13.4%
Alibaba Group Holding Ltd. ADR (A)	146	20,628
Alphabet, Inc., Class A (A)	14	13,201
Alphabet, Inc., Class C (A)	18	16,752
Facebook, Inc., Class A (A)(B)	154	23,206
Pandora Media, Inc. (A)	415	3,699

		77,486

IT Consulting & Other Services – 2.5%
Acxiom Corp. (A)	264	6,864
CSRA, Inc.	233	7,410

		14,274

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares	56	7,271
Photronics, Inc. (A)	208	1,958

		9,229

Semiconductors – 19.6%
Cypress Semiconductor Corp.	1,107	15,105
Dialog Semiconductor plc (A)(C)	89	3,813
Marvell Technology Group Ltd.	540	8,927
Microchip Technology, Inc.	75	5,781
Micron Technology, Inc. (A)	1,275	38,060
Microsemi Corp. (A)	538	25,197
Rambus, Inc. (A)	765	8,738
Semtech Corp. (A)	217	7,740

		113,361

Systems Software – 5.1%
Microsoft Corp.	431	29,709

Technology Hardware, Storage & Peripherals – 2.2%
Hewlett-Packard Co.	745	13,026

Total Information Technology – 70.4%		407,860
Materials

Commodity Chemicals – 0.2%
BioAmber, Inc. (A)	480	1,234

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)	280	361

Total Materials – 0.3%		1,595
Real Estate

Specialized REITs – 1.6%
QTS Realty Trust, Inc., Class A	175	9,152

Total Real Estate – 1.6%		9,152

COMMON STOCKS (Continued)	Shares	Value
Telecommunication Services

Alternative Carriers – 1.7%
Zayo Group Holdings, Inc. (A)	324	$9,996

Total Telecommunication Services – 1.7%		9,996
Utilities

Renewable Electricity – 1.0%
Atlantica Yield plc	283	6,047

Total Utilities – 1.0%		6,047

TOTAL COMMON STOCKS – 94.4%		$547,269
(Cost: $330,715)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23 (D)(E)	230	—	*

TOTAL WARRANTS – 0.0%		$—	*
(Cost: $—)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Garmin Ltd.:
Call $52.50, Expires 7-21-17	211	7
Call $55.00, Expires 7-21-17	211	—	*

TOTAL PURCHASED OPTIONS – 0.0%		$7
(Cost: $46)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20 (D)	$2,300	2,311

Total Materials – 0.4%		2,311

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$2,311
(Cost: $2,300)

SHORT-TERM SECURITIES
Commercial Paper (F) – 2.9%
Comcast Corp.,
1.330%, 7-6-17	10,000	9,997
Danaher Corp.,
1.190%, 7-6-17	5,000	4,999

2017	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (F) (Continued)
Sonoco Products Co.,
1.330%, 7-3-17	$2,206	$2,206

		17,202

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (G)	2,311	2,311

Municipal Obligations – 1.6%
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.) (BVAL plus 18 bps),
0.870%, 7-7-17 (G)	7,049	7,049

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.950%, 7-1-17 (G)	$2,000	$2,000

		9,049

TOTAL SHORT-TERM SECURITIES – 4.9%		$28,562
(Cost: $28,563)

TOTAL INVESTMENT SECURITIES – 99.7%		$578,149
(Cost: $361,624)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,586

NET ASSETS – 100.0%		$579,735

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $264 are held in collateralized accounts for OTC written options contracts collateral.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At June 30, 2017, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$2,300	$2,300	$2,311
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	$—	$—	*

			$2,300	$2,311

The total value of these securities represented 0.4% of net assets at June 30, 2017.

(E)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at June 30, 2017.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at June 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pandora Media, Inc.	Bank of America N.A.	Put	1,686	July 2017	$8.50	$133	$(29)

88	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	SCIENCE AND TECHNOLOGY (in thousands)

JUNE 30, 2017 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks	$547,269	$—		$—
Warrants	—	—	*	—
Purchased Options	7	—		—
Corporate Debt Securities	—	2,311		—
Short-Term Securities	—	28,562		—
Total	$547,276	$30,873		$—
Liabilities
Written Options	$—	$29		$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification

(as a % of net assets)
United States	82.8%
India	3.8%
China	3.6%
Bermuda	1.5%
Netherlands	1.3%
Spain	1.0%
Other Countries	0.8%
Other+	5.2%

+Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	89

PORTFOLIO HIGHLIGHTS	SMALL CAP CORE(a)

ALL DATA AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	100.0%
Information Technology	20.2%
Health Care	13.7%
Financials	13.1%
Industrials	12.2%
Consumer Discretionary	12.2%
Materials	7.9%
Consumer Staples	7.5%
Real Estate	5.7%
Energy	3.7%
Telecommunication Services	1.9%
Utilities	1.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.0%

Top 10 Equity Holdings

Company	Sector	Industry
Webster Financial Corp.	Financials	Regional Banks
Tivity Health, Inc.	Health Care	Health Care Services
Visteon Corp.	Consumer Discretionary	Auto Parts & Equipment
Pinnacle Foods, Inc.	Consumer Staples	Packaged Foods & Meats
Take-Two Interactive Software, Inc.	Information Technology	Home Entertainment Software
Sensient Technologies Corp.	Materials	Specialty Chemicals
Bob Evans Farms, Inc.	Consumer Discretionary	Restaurants
Laredo Petroleum Holdings, Inc.	Energy	Oil & Gas Exploration & Production
Uniti Group, Inc.	Real Estate	Specialized REITs
Beacon Roofing Supply, Inc.	Industrials	Trading Companies & Distributors

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

(a)Effective April 28, 2017, the name of Small Cap Value changed to Small Cap Core.

90	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 4.8%
Visteon Corp. (A)	156	$15,911

Homebuilding – 0.7%
TRI Pointe Group, Inc. (A)	190	2,499

Homefurnishing Retail – 1.1%
Restoration Hardware Holdings, Inc. (A)	58	3,736

Movies & Entertainment – 1.5%
AMC Entertainment Holdings, Inc., Class A	223	5,065

Restaurants – 4.1%
Bob Evans Farms, Inc.	189	13,576

Total Consumer Discretionary – 12.2%		40,787
Consumer Staples

Packaged Foods & Meats – 6.3%
Pinnacle Foods, Inc.	257	15,248
Post Holdings, Inc. (A)	74	5,738

		20,986

Soft Drinks – 1.2%
Coca-Cola Bottling Co. Consolidated	17	3,889

Total Consumer Staples – 7.5%		24,875
Energy

Oil & Gas Exploration & Production – 3.7%
Laredo Petroleum Holdings, Inc. (A)	1,187	12,488

Total Energy – 3.7%		12,488
Financials

Life & Health Insurance – 1.3%
American Equity Investment Life Holding Co.	170	4,478

Regional Banks – 11.8%
Chemical Financial Corp.	65	3,152
FCB Financial Holdings, Inc., Class A (A)	117	5,602
Pinnacle Financial Partners, Inc.	89	5,566
Tompkins Financial Corp.	4	291
Webster Financial Corp.	337	17,592
Western Alliance Bancorp. (A)	146	7,191

		39,394

Total Financials – 13.1%		43,872
Health Care

Health Care Equipment – 1.7%
Globus Medical, Inc., Class A (A)	50	1,644
Insulet Corp. (A)	79	4,033

		5,677

COMMON STOCKS (Continued)	Shares	Value
Health Care Facilities – 0.9%
HealthSouth Corp.	64	$3,102

Health Care Services – 5.5%
Amedisys, Inc. (A)	26	1,652
Tivity Health, Inc. (A)	419	16,698

		18,350

Health Care Supplies – 1.3%
ICU Medical, Inc. (A)	25	4,313

Health Care Technology – 4.3%
Evolent Health, Inc., Class A (A)	315	7,978
Medidata Solutions, Inc. (A)	28	2,205
Omnicell, Inc. (A)	95	4,083

		14,266

Total Health Care – 13.7%		45,708
Industrials

Building Products – 1.1%
Advanced Drainage Systems, Inc.	186	3,728

Industrial Machinery – 3.2%
Woodward, Inc.	157	10,614

Trading Companies & Distributors – 3.6%
Beacon Roofing Supply, Inc. (A)	219	10,714
Univar, Inc. (A)	45	1,326

		12,040

Trucking – 4.3%
Saia, Inc. (A)	166	8,496
YRC Worldwide, Inc. (A)	526	5,855

		14,351

Total Industrials – 12.2%		40,733
Information Technology

Application Software – 3.4%
8x8, Inc. (A)	502	7,302
Everbridge, Inc. (A)	167	4,063

		11,365

Data Processing & Outsourced Services – 1.4%
Conduent, Inc. (A)	297	4,728

Home Entertainment Software – 4.5%
Take-Two Interactive Software, Inc. (A)	206	15,094

Internet Software & Services – 1.5%
Q2 Holdings, Inc. (A)	138	5,110

IT Consulting & Other Services – 1.6%
Unisys Corp. (A)	415	5,307

Semiconductors – 2.8%
Integrated Device Technology, Inc. (A)	238	6,135

COMMON STOCKS (Continued)	Shares	Value
Semiconductors (Continued)
MACOM Technology Solutions Holdings, Inc. (A)	55	$3,073

		9,208

Systems Software – 2.0%
Tableau Software, Inc., Class A (A)	106	6,476

Technology Distributors – 1.6%
Synnex Corp.	46	5,470

Technology Hardware, Storage & Peripherals – 1.4%
Electronics for Imaging, Inc. (A)	100	4,738

Total Information Technology – 20.2%		67,496
Materials

Specialty Chemicals – 7.0%
Flotek Industries, Inc. (A)(B)	127	1,132
Flotek Industries, Inc. (A)	348	3,113
Innospec, Inc.	75	4,910
Sensient Technologies Corp.	178	14,325

		23,480

Steel – 0.9%
TimkenSteel Corp. (A)	191	2,937

Total Materials – 7.9%		26,417
Real Estate

Industrial REITs – 0.8%
STAG Industrial, Inc.	91	2,506

Real Estate Services – 1.2%
Realogy Holdings Corp.	126	4,102

Specialized REITs – 3.7%
Uniti Group, Inc.	487	12,247

Total Real Estate – 5.7%		18,855
Telecommunication Services

Alternative Carriers – 1.9%
Vonage Holdings Corp. (A)	960	6,276

Total Telecommunication Services – 1.9%		6,276
Utilities

Electric Utilities – 1.1%
ALLETE, Inc.	49	3,505

Gas Utilities – 0.8%
South Jersey Industries, Inc.	82	2,802

Total Utilities – 1.9%		6,307

TOTAL COMMON STOCKS – 100.0%		$333,814
(Cost: $301,426)

2017	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS	SMALL CAP CORE (in thousands)

JUNE 30, 2017 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (C)	$875	$875

TOTAL SHORT-TERM SECURITIES – 0.3%		$875
(Cost: $875)

TOTAL INVESTMENT SECURITIES – 100.3%		$334,689
(Cost: $302,301)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(858)

NET ASSETS – 100.0%		$333,831

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $1,132 or 0.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$333,814	$—	$—
Short-Term Securities	—	875	—
Total	$333,814	$875	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2017

PORTFOLIO HIGHLIGHTS	SMALL CAP GROWTH

ALL DATA AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	94.2%
Information Technology	27.4%
Health Care	17.9%
Industrials	17.8%
Consumer Discretionary	16.2%
Financials	6.8%
Energy	2.8%
Materials	2.4%
Real Estate	2.0%
Consumer Staples	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.8%

Top 10 Equity Holdings

Company	Sector	Industry
AMN Healthcare Services, Inc.	Health Care	Health Care Services
Ultimate Software Group, Inc. (The)	Information Technology	Application Software
Mercury Computer Systems, Inc.	Industrials	Aerospace & Defense
XPO Logistics, Inc.	Industrials	Air Freight & Logistics
Acadia Healthcare Co., Inc.	Health Care	Health Care Facilities
Pool Corp.	Consumer Discretionary	Distributors
Watsco, Inc.	Industrials	Trading Companies & Distributors
RE/MAX Holdings, Inc., Class A	Real Estate	Real Estate Services
Booz Allen Hamilton Holding Corp.	Information Technology	IT Consulting & Other Services
Paycom Software, Inc.	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2017	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.5%
Burlington Stores, Inc. (A)	65	$5,962

Automotive Retail – 0.5%
Monro Muffler Brake, Inc.	45	1,870

Distributors – 2.1%
Pool Corp.	74	8,657

General Merchandise Stores – 0.9%
Ollie’s Bargain Outlet Holdings, Inc. (A)	88	3,741

Homebuilding – 1.3%
Installed Building Products, Inc. (A)	101	5,353

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Grand Vacations, Inc. (A)	139	5,028

Internet & Direct Marketing Retail – 0.2%
Blue Apron Holdings, Inc., Class A (A)	105	981

Leisure Facilities – 1.5%
Vail Resorts, Inc.	30	6,083

Leisure Products – 0.5%
Nautilus Group, Inc. (The) (A)	111	2,135

Restaurants – 4.6%
Dave & Buster’s Entertainment, Inc. (A)	109	7,230
Texas Roadhouse, Inc., Class A	117	5,974
Wingstop, Inc.	172	5,301

		18,505

Specialty Stores – 1.9%
Five Below, Inc. (A)	88	4,321
Party City Holdco, Inc. (A)	218	3,409

		7,730

Total Consumer Discretionary – 16.2%		66,045
Consumer Staples

Packaged Foods & Meats – 0.9%
Lance, Inc.	109	3,776

Total Consumer Staples – 0.9%		3,776
Energy

Oil & Gas Equipment & Services – 2.4%
Forum Energy Technologies, Inc. (A)	80	1,249
Keane Group, Inc. (A)	150	2,400
RPC, Inc.	225	4,548
U.S. Silica Holdings, Inc.	49	1,749

		9,946

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 0.4%
Petroleum Development Corp. (A)	33	$1,418

Total Energy – 2.8%		11,364
Financials

Regional Banks – 5.5%
Ameris Bancorp	70	3,385
Cathay General Bancorp	57	2,175
Home BancShares, Inc.	254	6,332
SVB Financial Group (A)	32	5,653
Western Alliance Bancorp. (A)	100	4,904

		22,449

Thrifts & Mortgage Finance – 1.3%
LendingTree, Inc. (A)	29	5,023

Total Financials – 6.8%		27,472
Health Care

Health Care Equipment – 7.9%
Inogen, Inc. (A)	52	4,970
iRhythm Technologies, Inc. (A)	58	2,463
K2M Group Holdings, Inc. (A)	230	5,613
Nevro Corp. (A)	67	4,976
NuVasive, Inc. (A)	58	4,450
NxStage Medical, Inc. (A)	175	4,395
Penumbra, Inc. (A)	59	5,207

		32,074

Health Care Facilities – 2.2%
Acadia Healthcare Co., Inc. (A)	183	9,013

Health Care Services – 5.0%
AMN Healthcare Services, Inc. (A)	271	10,573
Envision Healthcare Holdings, Inc. (A)	82	5,167
Teladoc, Inc. (A)	127	4,418

		20,158

Life Sciences Tools & Services – 1.2%
Cambrex Corp. (A)	82	4,876

Managed Health Care – 1.6%
HealthEquity, Inc. (A)	132	6,601

Total Health Care – 17.9%		72,722
Industrials

Aerospace & Defense – 2.3%
Mercury Computer Systems, Inc. (A)	224	9,425

Agricultural & Farm Machinery – 1.2%
Toro Co. (The)	69	4,785

Air Freight & Logistics – 2.3%
XPO Logistics, Inc. (A)	145	9,343

Building Products – 0.7%
JELD-WEN Holding, Inc. (A)	83	2,703

COMMON STOCKS (Continued)	Shares	Value
Construction & Engineering – 1.7%
Dycom Industries, Inc. (A)	78	$7,018

Diversified Support Services – 0.6%
Healthcare Services Group, Inc.	49	2,317

Industrial Machinery – 4.3%
John Bean Technologies Corp.	68	6,624
RBC Bearings, Inc. (A)	28	2,854
Timken Co. (The)	55	2,535
Woodward, Inc.	82	5,525

		17,538

Security & Alarm Services – 0.4%
Brink’s Co. (The)	24	1,624

Trading Companies & Distributors – 3.1%
Beacon Roofing Supply, Inc. (A)	93	4,569
Watsco, Inc.	53	8,236

		12,805

Trucking – 1.2%
Knight Transportation, Inc.	130	4,801

Total Industrials – 17.8%		72,359
Information Technology

Application Software – 12.0%
BroadSoft, Inc. (A)	140	6,044
Ellie Mae, Inc. (A)	35	3,893
Globant S.A. (A)	94	4,074
HubSpot, Inc. (A)	89	5,826
Manhattan Associates, Inc. (A)	32	1,549
Paycom Software, Inc. (A)	108	7,413
Tyler Technologies, Inc. (A)	33	5,844
Ultimate Software Group, Inc. (The) (A)	47	9,890
Zendesk, Inc. (A)	154	4,265

		48,798

Communications Equipment – 1.2%
Lumentum Holdings, Inc. (A)	89	5,055

Electronic Manufacturing Services – 1.3%
Fabrinet (A)	124	5,276

Internet Software & Services – 2.6%
Five9, Inc. (A)	164	3,536
Q2 Holdings, Inc. (A)	94	3,464
Shopify, Inc., Class A (A)	43	3,755

		10,755

IT Consulting & Other Services – 3.1%
Booz Allen Hamilton Holding Corp.	243	7,922
InterXion Holding N.V. (A)	99	4,544

		12,466

Semiconductors – 4.6%
MACOM Technology Solutions Holdings, Inc. (A)	50	2,792
Maxlinear, Inc. (A)	110	3,055

94	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	SMALL CAP GROWTH (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors (Continued)
Monolithic Power Systems, Inc.	58	$5,550
Power Integrations, Inc.	99	7,245

		18,642

Systems Software – 1.7%
Proofpoint, Inc. (A)	79	6,880
Varonis Systems, Inc. (A)	3	105

		6,985

Technology Distributors – 0.9%
Tech Data Corp. (A)	35	3,561

Total Information Technology – 27.4%		111,538
Materials

Construction Materials – 2.4%
Eagle Materials, Inc.	26	2,402
Summit Materials, Inc., Class A (A)	160	4,615
U.S. Concrete, Inc. (A)	37	2,886

		9,903

Total Materials – 2.4%		9,903

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Real Estate Services – 2.0%
RE/MAX Holdings, Inc., Class A	144	$8,059

Total Real Estate – 2.0%		8,059

TOTAL COMMON STOCKS – 94.2%		$383,238
(Cost: $317,411)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.2%
Ecolab, Inc.,
1.341%, 7-6-17	$5,000	4,999
J.M. Smucker Co. (The),
1.310%, 7-5-17	4,000	3,999
Mondelez International, Inc.,
1.330%, 7-3-17	4,046	4,046

		13,044

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (C)	3,551	3,551

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 1.7%
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2011A (GTD by U.S. Bank N.A.) (BVAL plus 12 bps),
0.940%, 7-7-17 (C)	$5,000	$5,000
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.950%, 7-1-17 (C)	2,000	2,000

		7,000

TOTAL SHORT-TERM SECURITIES – 5.8%		$23,595
(Cost: $23,595)

TOTAL INVESTMENT SECURITIES – 100.0%		$406,833
(Cost: $341,006)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		7

NET ASSETS – 100.0%		$406,840

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at June 30, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	115,425	Biotech Custom Index	01/09/2018	$14,643	1-Month LIBOR less 50 bps	$1,168

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would receive payments on any net positive total return, and would make payments in the event of a negative total return.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$383,238	$—	$—
Short-Term Securities	—	23,595	—
Total	$383,238	$23,595	$—
Total Return Swaps	$—	$1,168	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	95

PORTFOLIO HIGHLIGHTS	VALUE

ALL DATA IS AS OF JUNE 30, 2017 (UNAUDITED)

Asset Allocation

Stocks	93.1%
Financials	32.2%
Health Care	13.0%
Energy	12.4%
Consumer Discretionary	8.2%
Information Technology	8.1%
Industrials	6.0%
Consumer Staples	4.6%
Utilities	3.0%
Materials	2.9%
Real Estate	2.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.9%

Top 10 Equity Holdings

Company	Sector	Industry
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Citigroup, Inc.	Financials	Other Diversified Financial Services
Synchrony Financial	Financials	Consumer Finance
Capital One Financial Corp.	Financials	Consumer Finance
State Street Corp.	Financials	Asset Management & Custody Banks
Energy Transfer Partners L.P.	Energy	Oil & Gas Storage & Transportation
Dow Chemical Co. (The)	Materials	Diversified Chemicals
American International Group, Inc.	Financials	Multi-Line Insurance
Marathon Petroleum Corp.	Energy	Oil & Gas Refining & Marketing
Cigna Corp.	Health Care	Managed Health Care

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

+Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

96	SEMIANNUAL REPORT	2017

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 2.5%
Comcast Corp., Class A	246	$9,555

General Merchandise Stores – 2.3%
Target Corp.	162	8,455

Home Improvement Retail – 1.5%
Lowe’s Co., Inc.	70	5,435

Housewares & Specialties – 1.9%
Newell Rubbermaid, Inc.	135	7,249

Total Consumer Discretionary – 8.2%		30,694
Consumer Staples

Agricultural Products – 2.2%
Ingredion, Inc.	71	8,512

Drug Retail – 2.4%
CVS Caremark Corp.	111	8,947

Total Consumer Staples – 4.6%		17,459
Energy

Oil & Gas Equipment & Services – 2.5%
Baker Hughes, Inc.	174	9,501

Oil & Gas Refining & Marketing – 2.8%
Marathon Petroleum Corp.	203	10,634

Oil & Gas Storage & Transportation – 7.1%
Energy Transfer Partners L.P.	576	11,747
Plains All American Pipeline L.P.	310	8,149
VTTI Energy Partners L.P.	342	6,710

		26,606

Total Energy – 12.4%		46,741
Financials

Asset Management & Custody Banks – 3.3%
State Street Corp.	140	12,580

Consumer Finance – 7.3%
Capital One Financial Corp.	165	13,624
Synchrony Financial	466	13,905

		27,529

Life & Health Insurance – 2.8%
MetLife, Inc.	191	10,516

Mortgage REITs – 2.6%
American Capital Agency Corp.	452	9,623

Multi-Line Insurance – 2.9%
American International Group, Inc.	172	10,735

Other Diversified Financial Services – 8.8%
Citigroup, Inc.	224	14,975
JPMorgan Chase & Co.	199	18,161

		33,136

COMMON STOCKS (Continued)	Shares	Value
Property & Casualty Insurance – 1.9%
Allstate Corp. (The)	83	$7,314

Regional Banks – 2.6%
Fifth Third Bancorp	375	9,732

Total Financials – 32.2%		121,165
Health Care

Biotechnology – 2.3%
Amgen, Inc.	50	8,577

Health Care Facilities – 2.6%
HCA Holdings, Inc. (A)	114	9,950

Managed Health Care – 5.1%
Aetna, Inc.	56	8,563
Cigna Corp.	63	10,596

		19,159

Pharmaceuticals – 3.0%
Jazz Pharmaceuticals plc (A)	28	4,292
Teva Pharmaceutical Industries Ltd. ADR	215	7,155

		11,447

Total Health Care – 13.0%		49,133
Industrials

Airlines – 1.7%
Delta Air Lines, Inc.	117	6,309

Electrical Components & Equipment – 2.5%
Eaton Corp.	120	9,371

Industrial Machinery – 1.8%
Timken Co. (The)	151	6,960

Total Industrials – 6.0%		22,640
Information Technology

Semiconductors – 3.6%
Micron Technology, Inc. (A)	339	10,116
QUALCOMM, Inc.	58	3,214

		13,330

Systems Software – 2.0%
Microsoft Corp.	110	7,596

Technology Hardware, Storage & Peripherals – 2.5%
Western Digital Corp.	107	9,463

Total Information Technology – 8.1%		30,389
Materials

Diversified Chemicals – 2.9%
Dow Chemical Co. (The)	175	11,044

Total Materials – 2.9%		11,044

COMMON STOCKS (Continued)	Shares	Value
Real Estate

Specialized REITs – 2.7%
Uniti Group, Inc.	404	$10,149

Total Real Estate – 2.7%		10,149
Utilities

Electric Utilities – 2.7%
Duke Energy Corp.	121	10,139

Renewable Electricity – 0.3%
NextEra Energy Partners L.P.	32	1,184

Total Utilities – 3.0%		11,323

TOTAL COMMON STOCKS – 93.1%		$350,737
(Cost: $320,915)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 7.6%
General Mills, Inc.,
1.320%, 7-5-17	$7,000	6,998
Mattel, Inc.,
1.300%, 7-5-17	5,000	4,999
McCormick & Co., Inc.,
1.410%, 7-11-17	5,000	4,998
Sonoco Products Co.,
1.330%, 7-3-17	2,598	2,598
Virginia Electric and Power Co.,
1.310%, 7-6-17	5,000	4,999
Wisconsin Gas LLC,
1.190%, 7-6-17	4,000	3,999

		28,591

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7-5-17 (C)	2,404	2,404

TOTAL SHORT-TERM SECURITIES – 8.2%		$30,995
(Cost: $30,997)

TOTAL INVESTMENT SECURITIES – 101.3%		$381,732
(Cost: $351,912)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(5,059)

NET ASSETS – 100.0%		$376,673

2017	SEMIANNUAL REPORT	97

SCHEDULE OF INVESTMENTS	VALUE (in thousands)

JUNE 30, 2017 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at June 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Delta Air Lines, Inc.	N/A	Call	1,174	July 2017	$55.00	$62	$(65)
Micron Technology, Inc.	N/A	Call	648	July 2017	30.00	165	(78)

						$227	$(143)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2017. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$350,737	$—	$—
Short-Term Securities	—	30,995	—
Total	$350,737	$30,995	$—
Liabilities
Written Options	$143	$—	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2017

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility
ASSETS
Investments in unaffiliated securities at value+	$991		$765		$971	$880		$863		$16,006	$1,796
Investments in affiliated securities at value+	74,346		110,843		880,071	1,050,697		257,405		536,361	84,984
Investments at Value	75,337		111,608		881,042	1,051,577		258,268		552,367	86,780
Cash	2		1		1	1		1		—	2
Restricted cash	—		—		—	—		—		623	86
Investment securities sold receivable	—		234		28	119		136		121	—
Dividends and interest receivable	1		4		11	5		5		14	2
Capital shares sold receivable	4		—	*	246	—	*	—	*	3	118
Variation margin receivable	—		—		—	—		—		6	1
Prepaid and other assets	—	*	—	*	1	2		—	*	1	2
Total Assets	75,344		111,847		881,329	1,051,704		258,410		553,135	86,991

LIABILITIES
Capital shares redeemed payable	1		33		13	190		136		169	4
Independent Trustees and Chief Compliance Officer fees payable	6		7		48	57		16		7	1
Overdraft due to custodian	—		—		—	—		—		120	—
Shareholder servicing payable	—	*	1		7	7		1		3	1
Investment management fee payable	—		—		—	—		—		3	—	*
Accounting services fee payable	2		3		12	15		5		8	2
Variation margin payable	—		—		—	—		—		5	1
Other liabilities	4		3		11	17		5		9	5
Total Liabilities	13		47		91	286		163		324	14
Total Net Assets	$75,331		$111,800		$881,238	$1,051,418		$258,247		$552,811	$86,977

NET ASSETS
Capital paid in (shares authorized – unlimited)	$75,069		$110,753		$850,299	$1,005,938		$253,069		$545,497	$87,134
Undistributed net investment income	1,285		1,113		11,159	17,340		3,006		6,219	1,252
Accumulated net realized gain	2,849		2,881		27,642	35,987		7,720		15,493	2,541
Net unrealized depreciation	(3,872)		(2,947)		(7,862)	(7,847)		(5,548)		(14,398)	(3,950)
Total Net Assets	$75,331		$111,800		$881,238	$1,051,418		$258,247		$552,811	$86,977

CAPITAL SHARES OUTSTANDING:
Class II	15,866		22,738		174,226	202,304		51,392		101,677	16,471

NET ASSET VALUE PER SHARE:
Class II	$4.75		$4.92		$5.06	$5.20		$5.03		$5.44	$5.28

+COST
Investments in unaffiliated securities at cost	$991		$765		$971	$880		$863		$16,006	$1,796
Investments in affiliated securities at cost	78,218		113,790		887,933	1,058,544		262,953		550,783	88,935

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	99

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Moderately Conservative - Managed Volatility		Advantus Real Estate Securities(1)		Asset Strategy(2)	Balanced	Bond	Core Equity		Dividend Opportunities
ASSETS
Investments in unaffiliated securities at value+	$1,851		$45,762		$865,508	$362,817	$429,919	$420,405		$516,407
Investments in affiliated securities at value+	68,618		—		—	—	—	—		—
Bullion at value+	—		—		43,686	—	—	—		—
Investments at Value	70,469		45,762		909,194	362,817	429,919	420,405		516,407
Cash	1		1		459	1	1	1		1
Cash denominated in foreign currencies at value+	—		—		829	—	—	—		—
Restricted cash	108		—		—	—	—	—		—
Investment securities sold receivable	—		63		11,464	406	1,000	10,439		1,449
Dividends and interest receivable	3		133		1,359	948	3,655	183		724
Capital shares sold receivable	—		1		67	1	4	—	*	—	*
Receivable from affiliates	—		—		—	—	—	173		—
Variation margin receivable	1		—		—	—	—	—		—
Prepaid and other assets	—	*	—	*	2	1	1	1		—	*
Total Assets	70,582		45,960		923,374	364,174	434,580	431,202		518,581

LIABILITIES
Investment securities purchased payable	—		—		—	2,973	3,016	8,274		—
Capital shares redeemed payable	6		25		478	205	170	150		107
Independent Trustees and Chief Compliance Officer fees payable	1		5		146	82	78	167		32
Distribution and service fees payable	—		—	*	6	3	3	3		4
Shareholder servicing payable	—	*	—	*	5	1	1	2		3
Investment management fee payable	1		1		18	7	6	8		10
Accounting services fee payable	2		3		19	10	11	10		11
Unrealized depreciation on swap agreements	—		—		116	—	—	—		—
Variation margin payable	1		—		—	—	—	—		—
Other liabilities	2		4		43	14	17	13		11
Total Liabilities	13		38		831	3,295	3,302	8,627		178
Total Net Assets	$70,569		$45,922		$922,543	$360,879	$431,278	$422,575		$518,403

NET ASSETS
Capital paid in (shares authorized – unlimited)	$70,116		$43,187		$940,182	$326,091	$420,215	$365,547		$422,323
Undistributed net investment income	689		583		21,688	1,002	4,564	894		3,787
Accumulated net realized gain (loss)	1,915		1,548		(84,877)	14,394	732	15,134		15,690
Net unrealized appreciation (depreciation)	(2,151)		604		45,550	19,392	5,767	41,000		76,603
Total Net Assets	$70,569		$45,922		$922,543	$360,879	$431,278	$422,575		$518,403

CAPITAL SHARES OUTSTANDING:
Class I	N/A		N/A		29	N/A	N/A	N/A		N/A
Class II	13,400		6,146		106,390	47,762	81,542	39,045		65,685

NET ASSET VALUE PER SHARE:
Class I	N/A		N/A		$8.67	N/A	N/A	N/A		N/A
Class II	$5.27		$7.47		$8.67	$7.56	$5.29	$10.82		$7.89

+COST
Investments in unaffiliated securities at cost	$1,851		$45,158		$819,808	$343,425	$424,152	$379,405		$439,804
Investments in affiliated securities at cost	70,773		—		—	—	—	—		—
Bullion at cost	—		—		43,741	—	—	—		—
Cash denominated in foreign currencies at cost	—		—		819	—	—	—		—

*	Not shown due to rounding.

(1)	Effective April 28, 2017, the Portfolio’s name changed from Real Estate Securities to Advantus Real Estate Securities.

(2)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2017

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Energy	Global Bond		Global Growth		Government Money Market	Growth	High Income	International Core Equity
ASSETS
Investments in unaffiliated securities at value+	$149,380	$22,986		$418,225		$393,381	$853,558	$1,012,430	$785,067
Investments in affiliated securities at value+	—	—		—		—	—	1,192	—
Investments at Value	149,380	22,986		418,225		393,381	853,558	1,013,622	785,067
Cash	1	1		1		1	1	68	1
Cash denominated in foreign currencies at value+	—	—		1,226		—	—	—	2,884
Restricted cash	—	—		—		—	—	—	19
Investment securities sold receivable	—	1		8,683		—	—	4,911	629
Dividends and interest receivable	81	238		670		589	420	15,191	2,213
Capital shares sold receivable	124	1		—	*	156	17	213	72
Receivable from affiliates	—	—		105		—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—		—		—	—	—	683
Prepaid and other assets	— *	—	*	1		7	1	2	1
Total Assets	149,586	23,227		428,911		394,134	853,997	1,034,007	791,569

LIABILITIES
Investment securities purchased payable	—	151		5,212		—	—	18,034	1,554
Capital shares redeemed payable	38	17		66		205	270	3,331	419
Distributions payable	—	—		—		18	—	—	—
Independent Trustees and Chief Compliance Officer fees payable	7	1		60		40	242	62	74
Distribution and service fees payable	1	—	*	3		—	6	6	5
Shareholder servicing payable	1	—	*	2		3	5	4	3
Investment management fee payable	3	—		10		4	16	17	18
Accounting services fee payable	5	1		10		10	18	19	17
Unrealized depreciation on forward foreign currency contracts	—	4		—		—	—	131	—
Other liabilities	8	3		12		—	17	15	79
Total Liabilities	63	177		5,375		280	574	21,619	2,169
Total Net Assets	$149,523	$23,050		$423,536		$393,854	$853,423	$1,012,388	$789,400

NET ASSETS
Capital paid in (shares authorized – unlimited)	$184,304	$23,998		$354,234		$393,853	$596,467	$1,048,862	$713,141
Undistributed (distributions in excess of) net investment income	(321)	320		1,994		—	(33)	28,577	8,531
Accumulated net realized gain (loss)	(18,808)	(1,056)		14,493		1	55,470	(49,855)	8,963
Net unrealized appreciation (depreciation)	(15,652)	(212)		52,815		—	201,519	(15,196)	58,765
Total Net Assets	$149,523	$23,050		$423,536		$393,854	$853,423	$1,012,388	$789,400

CAPITAL SHARES OUTSTANDING:
Class I	43	N/A		N/A		N/A	N/A	25,358	N/A
Class II	28,938	4,744		47,526		393,856	80,733	259,137	45,762

NET ASSET VALUE PER SHARE:
Class I	$5.16	N/A		N/A		N/A	N/A	$3.56	N/A
Class II	$5.16	$4.86		$8.91		$1.00	$10.57	$3.56	$17.25

+COST
Investments in unaffiliated securities at cost	$165,032	$23,194		$365,420		$393,381	$652,039	$1,027,546	$727,052
Investments in affiliated securities at cost	—	—		—		—	—	1,142	—
Cash denominated in foreign currencies at cost	—	—		1,219		—	—	—	2,858

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	101

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Limited- Term Bond		Micro Cap Growth		Mid Cap Growth	Natural Resources(1)	Science and Technology	Small Cap Core(2)		Small Cap Growth
ASSETS
Investments in unaffiliated securities at value+	$444,576		$72,594		$668,415	$121,931	$578,149	$334,689		$406,833
Investments at Value	444,576		72,594		668,415	121,931	578,149	334,689		406,833
Cash	1		2		1	1	1	1		2
Investment securities sold receivable	—		—		5,895	—	1,384	4,014		1,451
Dividends and interest receivable	2,907		4		264	124	338	410		86
Capital shares sold receivable	—	*	1		123	259	345	7		81
Receivable from affiliates	—		—		274	—	—	—		60
Unrealized appreciation on swap agreements	—		—		—	—	—	—		1,168
Prepaid and other assets	—	*	—	*	1	— *	1	—	*	—	*
Total Assets	447,484		72,601		674,973	122,315	580,218	339,121		409,681

LIABILITIES
Investment securities purchased payable	20,906		181		5,811	27	—	5,121		2,624
Capital shares redeemed payable	92		13		292	124	329	108		81
Independent Trustees and Chief Compliance Officer fees payable	17		7		25	17	77	30		100
Distribution and service fees payable	3		—	*	4	1	4	2		3
Shareholder servicing payable	2		—	*	3	1	3	2		2
Investment management fee payable	6		2		15	3	13	8		10
Accounting services fee payable	11		4		14	5	13	8		10
Unrealized depreciation on forward foreign currency contracts	—		—		—	387	—	—		—
Written options at value+	—		—		—	—	29	—		—
Other liabilities	69		2		14	6	15	11		11
Total Liabilities	21,106		209		6,178	571	483	5,290		2,841
Total Net Assets	$426,378		$72,392		$668,795	$121,744	$579,735	$333,831		$406,840

NET ASSETS
Capital paid in (shares authorized – unlimited)	$425,968		$57,124		$556,374	$178,684	$355,447	$270,648		$303,601
Undistributed (distributions in excess of) net investment income	3,015		(329)		(1,605)	15	(1,228)	1,517		(1,071)
Accumulated net realized gain (loss)	(3,466)		(1,637)		3,088	(44,286)	8,887	29,278		37,309
Net unrealized appreciation (depreciation)	861		17,234		110,938	(12,669)	216,629	32,388		67,001
Total Net Assets	$426,378		$72,392		$668,795	$121,744	$579,735	$333,831		$406,840

CAPITAL SHARES OUTSTANDING:
Class I	N/A		12		13,329	N/A	10	N/A		N/A
Class II	87,576		3,268		51,473	30,025	23,551	19,752		38,281

NET ASSET VALUE PER SHARE:
Class I	N/A		$22.08		$10.32	N/A	$24.62	N/A		N/A
Class II	$4.87		$22.07		$10.32	$4.05	$24.61	$16.90		$10.63

+COST
Investments in unaffiliated securities at cost	$443,715		$55,360		$557,477	$134,213	$361,624	$302,301		$341,006
Written options premiums received at cost	—		—		—	—	133	—		—

*	Not shown due to rounding.

(1)	Effective April 28, 2017, the Portfolio’s name changed from Global Natural Resources to Natural Resources.

(2)	Effective April 28, 2017, the Portfolio’s name changed from Small Cap Value to Small Cap Core.

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2017

STATEMENTS OF ASSETS AND LIABILITIES	IVY VIP

AS OF JUNE 30, 2017 (UNAUDITED)

(In thousands, except per share amounts)	Value
ASSETS
Investments in unaffiliated securities at value+	$381,732
Investments at Value	381,732
Cash	1
Investment securities sold receivable	157
Dividends and interest receivable	671
Capital shares sold receivable	4
Prepaid and other assets	—	*
Total Assets	382,565

LIABILITIES
Investment securities purchased payable	5,505
Capital shares redeemed payable	163
Independent Trustees and Chief Compliance Officer fees payable	52
Distribution and service fees payable	3
Shareholder servicing payable	2
Investment management fee payable	7
Accounting services fee payable	10
Written options at value+	143
Other liabilities	7
Total Liabilities	5,892
Total Net Assets	$376,673

NET ASSETS
Capital paid in (shares authorized – unlimited)	$327,691
Undistributed net investment income	2,373
Accumulated net realized gain	16,705
Net unrealized appreciation	29,904
Total Net Assets	$376,673

CAPITAL SHARES OUTSTANDING:
Class II	61,878

NET ASSET VALUE PER SHARE:
Class II	$6.09

+COST
Investments in unaffiliated securities at cost	$351,912
Written options premiums received at cost	227

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	103

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

(In thousands)	Pathfinder Aggressive	Pathfinder Conservative	Pathfinder Moderate	Pathfinder Moderately Aggressive	Pathfinder Moderately Conservative	Pathfinder Moderate - Managed Volatility	Pathfinder Moderately Aggressive - Managed Volatility
INVESTMENT INCOME
Dividends from affiliated securities	$1,322	$1,158	$11,354	$17,592	$3,083	$6,799	$1,388
Interest and amortization from unaffiliated securities	5	4	3	2	4	84	13
Total Investment Income	1,327	1,162	11,357	17,594	3,087	6,883	1,401

EXPENSES
Investment management fee	—	—	—	—	—	527	83
Shareholder servicing:
Class II	1	1	7	8	2	3	1
Custodian fees	1	1	1	2	1	2	1
Independent Trustees and Chief Compliance Officer fees	3	4	29	35	9	15	2
Accounting services fee	13	18	74	87	29	47	13
Professional fees	13	13	22	26	16	20	14
Other	4	5	19	29	6	15	12
Total Expenses	35	42	152	187	63	629	126
Net Investment Income	1,292	1,120	11,205	17,407	3,024	6,254	1,275

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	639	669	6,481	9,286	1,998	3,767	557
Distributions of realized capital gains from affiliated securities	2,218	2,223	21,208	26,743	5,744	12,700	2,110
Futures contracts	—	—	—	—	—	(1,156)	(145)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	3,244	1,932	24,785	32,494	5,856	14,245	2,515
Futures contracts	—	—	—	—	—	208	23
Net Realized and Unrealized Gain	6,101	4,824	52,474	68,523	13,598	29,764	5,060
Net Increase in Net Assets Resulting from Operations	$7,393	$5,944	$63,679	$85,930	$16,622	$36,018	$6,335

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

104	SEMIANNUAL REPORT	2017

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

(In thousands)	Pathfinder Moderately Conservative - Managed Volatility	Advantus Real Estate Securities(1)	Asset Strategy(2)	Balanced	Bond	Core Equity	Dividend Opportunities
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$757	$5,161	$2,435	$67	$3,078	$6,868
Dividends from affiliated securities	805	—	—	—	—	—	—
Foreign dividend withholding tax	—	—	(245)	(53)	—	(28)	(102)
Interest and amortization from unaffiliated securities	8	3	—	2,113	6,226	29	94
Foreign interest withholding tax	—	—	—	—	(4)	—	—
Total Investment Income	813	760	4,916	4,495	6,289	3,079	6,860

EXPENSES
Investment management fee	68	209	3,284	1,265	999	1,486	1,794
Distribution and service fees:
Class II	—	58	1,173	452	526	531	640
Shareholder servicing:
Class I	N/A	N/A	— *	N/A	N/A	N/A	N/A
Class II	1	— *	5	1	2	2	3
Custodian fees	1	4	55	4	5	6	6
Independent Trustees and Chief Compliance Officer fees	2	2	41	18	18	28	18
Accounting services fee	12	14	109	59	61	63	67
Professional fees	15	22	86	24	27	21	22
Other	3	5	68	7	14	8	13
Total Expenses	102	314	4,821	1,830	1,652	2,145	2,563
Less:
Expenses in excess of limit	—	(21)	—	—	—	(118)	—
Total Net Expenses	102	293	4,821	1,830	1,652	2,027	2,563
Net Investment Income	711	467	95	2,665	4,637	1,052	4,297

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—	1,702	(29,516)	12,890	756	15,461	14,911
Investments in affiliated securities	592	—	—	—	—	—	—
Distributions of realized capital gains from affiliated securities	1,499	—	—	—	—	—	—
Futures contracts	(208)	—	—	—	—	—	—
Swap agreements	—	—	3,177	—	—	—	—
Forward foreign currency contracts	—	—	(282)	—	—	—	—
Foreign currency exchange transactions	—	—	29	—	—	—	2
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	(738)	102,146	5,048	6,183	9,545	12,251
Investments in affiliated securities	1,401	—	—	—	—	—	—
Futures contracts	37	—	—	—	—	—	—
Swap agreements	—	—	(197)	—	—	—	—
Forward foreign currency contracts	—	—	(168)	—	—	—	—
Foreign currency exchange transactions	—	—	105	—	—	—	—
Net Realized and Unrealized Gain	3,321	964	75,294	17,938	6,939	25,006	27,164
Net Increase in Net Assets Resulting from Operations	$4,032	$1,431	$75,389	$20,603	$11,576	$26,058	$31,461

*	Not shown due to rounding.

(1)	Effective April 28, 2017, the Portfolio’s name changed from Real Estate Securities to Advantus Real Estate Securities.

(2)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	105

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

(In thousands)	Energy	Global Bond	Global Growth	Government Money Market	Growth	High Income		International Core Equity
INVESTMENT INCOME
Dividends from unaffiliated securities	$646	$22	$4,778	$—	$4,530	$—		$14,878
Foreign dividend withholding tax	(15)	— *	(387)	—	(5)	—		(1,524)
Interest and amortization from unaffiliated securities	11	371	62	1,635	26	33,449		89
Foreign interest withholding tax	—	—	—	—	—	—		— *
Total Investment Income	642	393	4,453	1,635	4,551	33,449		13,443

EXPENSES
Investment management fee	750	—	1,803	776	3,058	2,834		3,261
Distribution and service fees:
Class II	221	28	530	—	1,092	1,128		959
Shareholder servicing:
Class I	— *	N/A	N/A	N/A	N/A	—	*	N/A
Class II	1	— *	3	2	5	5		4
Custodian fees	8	6	19	3	7	5		47
Independent Trustees and Chief Compliance Officer fees	6	1	17	16	46	31		27
Accounting services fee	35	7	63	61	105	108		99
Professional fees	19	22	25	19	25	43		30
Other	18	5	22	4	13	24		42
Total Expenses	1,058	69	2,482	881	4,351	4,178		4,469
Less:
Expenses in excess of limit	—	—	(83)	—	—	—		—
Reimbursement	—	—	—	(51)	—	—		—
Total Net Expenses	1,058	69	2,399	830	4,351	4,178		4,469
Net Investment Income (Loss)	(416)	324	2,054	805	200	29,271		8,974

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	2,906	(54)	14,959	1	55,603	364		19,761
Forward foreign currency contracts	—	(2)	—	—	—	(167)		(227)
Foreign currency exchange transactions	— *	1	— *	—	—	—	*	53
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(49,085)	215	32,838	—	51,681	9,697		74,217
Investments in affiliated securities	—	—	—	—	—	50		—
Forward foreign currency contracts	—	(5)	—	—	—	(121)		(5)
Foreign currency exchange transactions	—	(1)	50	—	—	2		89
Net Realized and Unrealized Gain (Loss)	(46,179)	154	47,847	1	107,284	9,825		93,888
Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,595)	$478	$49,901	$806	$107,484	$39,096		$102,862

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

106	SEMIANNUAL REPORT	2017

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

(In thousands)	Limited-Term Bond	Micro Cap Growth	Mid Cap Growth	Natural Resources(1)
INVESTMENT INCOME
Dividends from unaffiliated securities	$—	$78	$1,827	$991
Foreign dividend withholding tax	—	—	—	(20)
Interest and amortization from unaffiliated securities	4,619	26	51	14
Total Investment Income	4,619	104	1,878	985

EXPENSES
Investment management fee	980	302	2,719	665
Distribution and service fees:
Class II	490	79	744	166
Shareholder servicing:
Class I	N/A	— *	— *	N/A
Class II	2	1	4	2
Custodian fees	5	2	7	8
Independent Trustees and Chief Compliance Officer fees	13	2	20	5
Accounting services fee	61	21	81	31
Professional fees	26	15	22	24
Other	6	4	25	15
Total Expenses	1,583	426	3,622	916
Less:
Expenses in excess of limit	—	—	(159)	—
Total Net Expenses	1,583	426	3,463	916
Net Investment Income (Loss)	3,036	(322)	(1,585)	69

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(219)	(1,530)	3,295	3,644
Written options	—	—	113	—
Forward foreign currency contracts	—	—	—	(199)
Foreign currency exchange transactions	—	—	1	4
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	1,714	6,224	75,540	(16,454)
Forward foreign currency contracts	—	—	—	(436)
Foreign currency exchange transactions	—	—	—	— *
Net Realized and Unrealized Gain (Loss)	1,495	4,694	78,949	(13,441)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,531	$4,372	$77,364	$(13,372)

*	Not shown due to rounding.

(1)	Effective April 28, 2017, the Portfolio’s name changed from Global Natural Resources to Natural Resources.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	107

STATEMENTS OF OPERATIONS	IVY VIP

FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

(In thousands)	Science and Technology	Small Cap Core(1)	Small Cap Growth	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$1,768	$3,115	$855	$4,412
Foreign dividend withholding tax	(26)	(3)	(3)	(93)
Interest and amortization from unaffiliated securities	214	23	177	45
Total Investment Income	1,956	3,135	1,029	4,364

EXPENSES
Investment management fee	2,325	1,440	1,841	1,272
Distribution and service fees:
Class II	684	423	541	454
Shareholder servicing:
Class I	— *	N/A	N/A	N/A
Class II	4	2	3	2
Custodian fees	10	11	8	5
Independent Trustees and Chief Compliance Officer fees	22	12	21	15
Accounting services fee	71	52	63	55
Professional fees	25	21	21	25
Other	27	4	17	2
Total Expenses	3,168	1,965	2,515	1,830
Less:
Expenses in excess of limit	—	—	(43)	—
Total Net Expenses	3,169	1,965	2,472	1,830
Net Investment Income (Loss)	(1,212)	1,170	(1,443)	2,534

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	9,226	30,616	36,966	16,287
Written options	159	—	(105)	14
Swap agreements	—	—	901	—
Foreign currency exchange transactions	(2)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	72,891	(15,419)	13,264	3,851
Written options	104	—	—	16
Swap agreements	—	—	2,114	—
Foreign currency exchange transactions	— *	—	—	—
Net Realized and Unrealized Gain	82,378	15,197	53,140	20,168
Net Increase in Net Assets Resulting from Operations	$81,166	$16,367	$51,697	$22,702

*	Not shown due to rounding.

(1)	Effective April 28, 2017, the Portfolio’s name changed from Small Cap Value to Small Cap Core.

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,292	$684	$1,120	$813	$11,205	$6,747
Net realized gain on investments	2,857	5,307	2,892	4,584	27,689	47,731
Net change in unrealized appreciation (depreciation)	3,244	(2,662)	1,932	(2,240)	24,785	(23,999)
Net Increase in Net Assets Resulting from Operations	7,393	3,329	5,944	3,157	63,679	30,479

Distributions to Shareholders From:
Net investment income:
Class II	(687)	(1,183)	(813)	(1,313)	(6,745)	(11,308)
Net realized gains:
Class II	(5,307)	(7,759)	(4,589)	(7,061)	(47,759)	(68,309)
Total Distributions to Shareholders	(5,994)	(8,942)	(5,402)	(8,374)	(54,504)	(79,617)
Capital Share Transactions	(724)	(4,867)	(3,001)	2,049	11,592	17,015
Net Increase (Decrease) in Net Assets	675	(10,480)	(2,459)	(3,168)	20,767	(32,123)
Net Assets, Beginning of Period	74,656	85,136	114,259	117,427	860,471	892,594
Net Assets, End of Period	$75,331	$74,656	$111,800	$114,259	$881,238	$860,471
Undistributed net investment income	$1,285	$680	$1,113	$806	$11,159	$6,699

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate - Managed Volatility
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$17,407	$8,678	$3,024	$2,098	$6,254	$2,502
Net realized gain on investments	36,029	62,724	7,742	12,174	15,311	15,131
Net change in unrealized appreciation (depreciation)	32,494	(26,765)	5,856	(6,375)	14,453	(6,456)
Net Increase in Net Assets Resulting from Operations	85,930	44,637	16,622	7,897	36,018	11,177

Distributions to Shareholders From:
Net investment income:
Class II	(8,700)	(16,506)	(2,102)	(3,418)	(2,508)	(2,612)
Net realized gains:
Class II	(62,750)	(90,370)	(12,185)	(19,162)	(14,751)	(15,290)
Total Distributions to Shareholders	(71,450)	(106,876)	(14,287)	(22,580)	(17,259)	(17,902)
Capital Share Transactions	17,069	27,683	(5,138)	4,041	22,695	122,582
Net Increase (Decrease) in Net Assets	31,549	(34,556)	(2,803)	(10,642)	41,454	115,857
Net Assets, Beginning of Period	1,019,869	1,054,425	261,050	271,692	511,357	395,500
Net Assets, End of Period	$1,051,418	$1,019,869	$258,247	$261,050	$552,811	$511,357
Undistributed net investment income	$17,340	$8,633	$3,006	$2,084	$6,219	$2,473

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	109

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Pathfinder Moderately Aggressive - Managed Volatility		Pathfinder Moderately Conservative - Managed Volatility		Advantus Real Estate Securities(1)
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,275	$389	$711	$300	$467	$607
Net realized gain on investments	2,522	2,521	1,883	1,538	1,702	5,605
Net change in unrealized appreciation (depreciation)	2,538	(1,038)	1,438	(876)	(738)	(4,351)
Net Increase in Net Assets Resulting from Operations	6,335	1,872	4,032	962	1,431	1,861

Distributions to Shareholders From:
Net investment income:
Class II	(388)	(624)	(298)	(322)	(601)	(516)
Net realized gains:
Class II	(2,464)	(3,420)	(1,471)	(1,837)	(5,614)	(4,360)
Total Distributions to Shareholders	(2,852)	(4,044)	(1,769)	(2,159)	(6,215)	(4,876)
Capital Share Transactions	5,944	12,862	1,188	14,530	1,888	4,399
Net Increase (Decrease) in Net Assets	9,427	10,690	3,451	13,333	(2,896)	1,384
Net Assets, Beginning of Period	77,550	66,860	67,118	53,785	48,818	47,434
Net Assets, End of Period	$86,977	$77,550	$70,569	$67,118	$45,922	$48,818
Undistributed net investment income	$1,252	$365	$689	$276	$583	$717

	Asset Strategy(2)		Balanced		Bond
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$95	$7,634	$2,665	$5,620	$4,637	$6,067
Net realized gain (loss) on investments	(26,592)	(7,078)	12,890	10,202	756	3,730
Net change in unrealized appreciation (depreciation)	101,886	(34,070)	5,048	(8,778)	6,183	2,129
Net Increase (Decrease) in Net Assets Resulting from Operations	75,389	(33,514)	20,603	7,044	11,576	11,926

Distributions to Shareholders From:
Net investment income:
Class I	(1)	N/A	N/A	N/A	N/A	N/A
Class II	(3,722)	(6,389)	(5,768)	(5,061)	(6,801)	(6,593)
Net realized gains:
Class I	—	N/A	N/A	N/A	N/A	N/A
Class II	—	—	(10,204)	(54,663)	(2,999)	(742)
Total Distributions to Shareholders	(3,723)	(6,389)	(15,972)	(59,724)	(9,800)	(7,335)
Capital Share Transactions	(102,623)	(274,863)	(4,777)	30,463	13,692	131,419
Net Increase (Decrease) in Net Assets	(30,957)	(314,766)	(146)	(22,217)	15,468	136,010
Net Assets, Beginning of Period	953,500	1,268,266	361,025	383,242	415,810	279,800
Net Assets, End of Period	$922,543	$953,500	$360,879	$361,025	$431,278	$415,810
Undistributed net investment income	$21,688	$25,287	$1,002	$4,105	$4,564	$6,728

(1)	Effective April 28, 2017, the Portfolio’s name changed from Real Estate Securities to Advantus Real Estate Securities.

(2)	Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

110	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Core Equity		Dividend Opportunities		Energy
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,052	$1,906	$4,297	$7,172	$(416)	$(400)
Net realized gain (loss) on investments	15,461	17,184	14,913	14,577	2,906	(6,613)
Net change in unrealized appreciation (depreciation)	9,545	(3,912)	12,251	12,700	(49,085)	54,012
Net Increase (Decrease) in Net Assets Resulting from Operations	26,058	15,178	31,461	34,449	(46,595)	46,999

Distributions to Shareholders From:
Net investment income:
Class I	N/A	N/A	N/A	N/A	— *	N/A
Class II	(1,910)	(1,938)	(6,575)	(6,264)	(70)	(203)
Net realized gains:
Class I	N/A	N/A	N/A	N/A	—	N/A
Class II	(17,268)	(51,884)	(16,978)	(28,123)	—	—
Total Distributions to Shareholders	(19,178)	(53,822)	(23,553)	(34,387)	(70)	(203)
Capital Share Transactions	(3,987)	4,387	1,171	(5,250)	91	32,142
Net Increase (Decrease) in Net Assets	2,893	(34,257)	9,079	(5,188)	(46,574)	78,938
Net Assets, Beginning of Period	419,682	453,939	509,324	514,512	196,097	117,159
Net Assets, End of Period	$422,575	$419,682	$518,403	$509,324	$149,523	$196,097
Undistributed (distributions in excess of) net investment income	$894	$1,752	$3,787	$6,063	$(321)	$165

	Global Bond		Global Growth		Government Money Market
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$324	$687	$2,054	$402	$805	$682
Net realized gain (loss) on investments	(55)	(228)	14,959	10,709	1	24
Net change in unrealized appreciation (depreciation)	209	951	32,888	(24,761)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	478	1,410	49,901	(13,650)	806	706

Distributions to Shareholders From:
Net investment income:
Class II	(630)	(731)	(213)	(1,039)	(805)	(682)
Net realized gains:
Class II	N/A	—	(11,360)	(14,220)	(24)	(17)
Total Distributions to Shareholders	(630)	(731)	(11,573)	(15,259)	(829)	(699)
Capital Share Transactions	1,246	1,405	(23,063)	(69,429)	(19,993)	(125,479)
Net Increase (Decrease) in Net Assets	1,094	2,084	15,265	(98,338)	(20,016)	(125,472)
Net Assets, Beginning of Period	21,956	19,872	408,271	506,609	413,870	539,342
Net Assets, End of Period	$23,050	$21,956	$423,536	$408,271	$393,854	$413,870
Undistributed net investment income	$320	$625	$1,994	$153	$—	$—

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	111

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Growth		High Income		International Core Equity
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$200	$2,224	$29,271	$54,036	$8,974	$10,454
Net realized gain (loss) on investments	55,603	79,242	197	(28,876)	19,587	(9,231)
Net change in unrealized appreciation (depreciation)	51,681	(72,102)	9,628	91,565	74,301	6,040
Net Increase in Net Assets Resulting from Operations	107,484	9,364	39,096	116,725	102,862	7,263

Distributions to Shareholders From:
Net investment income:
Class I	N/A	N/A	(3,461)	N/A	N/A	N/A
Class II	(2,229)	(205)	(50,714)	(56,542)	(10,927)	(8,905)
Net realized gains:
Class I	N/A	N/A	—	N/A	N/A	N/A
Class II	(79,351)	(89,838)	—	—	—	(7,190)
Total Distributions to Shareholders	(81,580)	(90,043)	(54,175)	(56,542)	(10,927)	(16,095)
Capital Share Transactions	(7,893)	19,184	182,248	59,537	(38,578)	70,237
Net Increase (Decrease) in Net Assets	18,011	(61,495)	167,169	119,720	53,357	61,405
Net Assets, Beginning of Period	835,412	896,907	845,219	725,499	736,043	674,638
Net Assets, End of Period	$853,423	$835,412	$1,012,388	$845,219	$789,400	$736,043
Undistributed (distributions in excess of) net investment income	$(33)	$1,996	$28,577	$53,976	$8,531	$10,431

	Limited-Term Bond		Micro Cap Growth		Mid Cap Growth
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,036	$5,948	$(322)	$(574)	$(1,585)	$(538)
Net realized gain (loss) on investments	(219)	1,731	(1,530)	(102)	3,409	19,722
Net change in unrealized appreciation (depreciation)	1,714	(285)	6,224	8,208	75,540	18,184
Net Increase in Net Assets Resulting from Operations	4,531	7,394	4,372	7,532	77,364	37,368

Distributions to Shareholders From:
Net investment income:
Class I	N/A	N/A	—	N/A	—	N/A
Class II	(6,273)	(5,755)	—	—	—	—
Net realized gains:
Class I	N/A	N/A	—	N/A	(3,997)	N/A
Class II	—	—	—	(6,098)	(15,653)	(32,997)
Total Distributions to Shareholders	(6,273)	(5,755)	—	(6,098)	(19,650)	(32,997)
Capital Share Transactions	33,353	8,372	5,044	2,645	(4,362)	24,626
Net Increase in Net Assets	31,611	10,011	9,416	4,079	53,352	28,997
Net Assets, Beginning of Period	394,767	384,756	62,976	58,897	615,443	586,446
Net Assets, End of Period	$426,378	$394,767	$72,392	$62,976	$668,795	$615,443
Undistributed (distributions in excess of) net investment income	$3,015	$6,252	$(329)	$(7)	$(1,605)	$(21)

See Accompanying Notes to Financial Statements.

112	SEMIANNUAL REPORT	2017

STATEMENTS OF CHANGES IN NET ASSETS	IVY VIP

	Natural Resources(1)		Science and Technology		Small Cap Core(2)
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$69	$255	$(1,212)	$(2,736)	$1,170	$261
Net realized gain (loss) on investments	3,449	(9,426)	9,383	27,854	30,616	38,909
Net change in unrealized appreciation (depreciation)	(16,890)	36,762	72,995	(21,271)	(15,419)	46,578
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,372)	27,591	81,166	3,847	16,367	85,748

Distributions to Shareholders From:
Net investment income:
Class I	N/A	N/A	—	N/A	N/A	N/A
Class II	(179)	(875)	—	—	N/A	(1,333)
Net realized gains:
Class I	N/A	N/A	(13)	N/A	N/A	N/A
Class II	N/A	—	(28,274)	(20,982)	(39,265)	(28,403)
Total Distributions to Shareholders	(179)	(875)	28,287	(20,982)	(39,265)	(29,736)
Capital Share Transactions	(8,894)	3,534	12,396	(50,693)	8,397	(25,336)
Net Increase (Decrease) in Net Assets	(22,445)	30,250	65,275	(67,828)	(14,501)	30,675
Net Assets, Beginning of Period	144,189	113,939	514,460	582,288	348,332	317,656
Net Assets, End of Period	$121,744	$144,189	$579,735	$514,460	$333,831	$348,332
Undistributed (distributions in excess of) net investment income	$15	$121	$(1,228)	$(14)	$1,517	$347

	Small Cap Growth		Value
(In thousands)	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16	Six months ended 6-30-17 (Unaudited)	Year ended 12-31-16
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,443)	$(3,274)	$2,534	$5,135
Net realized gain on investments	37,762	10,188	16,301	6,886
Net change in unrealized appreciation	15,378	6,843	3,867	28,308
Net Increase in Net Assets Resulting from Operations	51,697	13,757	22,702	40,329

Distributions to Shareholders From:
Net investment income:
Class II	N/A	—	(4,974)	(4,581)
Net realized gains:
Class II	(10,680)	(45,145)	(6,746)	(44,339)
Total Distributions to Shareholders	(10,680)	(45,145)	(11,720)	(48,920)
Capital Share Transactions	(60,025)	27,620	(13,541)	3,755
Net Increase (Decrease) in Net Assets	(19,008)	(3,768)	(2,559)	(4,836)
Net Assets, Beginning of Period	425,848	429,616	379,232	384,068
Net Assets, End of Period	$406,840	$425,848	$376,673	$379,232
Undistributed (distributions in excess of) net investment income	$(1,071)	$372	$2,373	$4,813

(1)	Effective April 28, 2017, the Portfolio’s name changed from Global Natural Resources to Natural Resources.

(2)	Effective April 28, 2017, the Portfolio’s name changed from Small Cap Value to Small Cap Core.

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	113

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	$4.68	$0.08	$0.39	$0.47	$(0.05)	$(0.35)	$(0.40)
Year ended 12-31-2016	5.05	0.04	0.15	0.19	(0.07)	(0.49)	(0.56)
Year ended 12-31-2015	5.73	0.07	(0.01)	0.06	(0.16)	(0.58)	(0.74)
Year ended 12-31-2014	5.95	0.16	0.10	0.26	(0.05)	(0.43)	(0.48)
Year ended 12-31-2013	5.04	0.05	1.27	1.32	(0.07)	(0.34)	(0.41)
Year ended 12-31-2012	4.77	0.07	0.48	0.55	(0.05)	(0.23)	(0.28)
Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.90	0.05	0.22	0.27	(0.04)	(0.21)	(0.25)
Year ended 12-31-2016	5.15	0.04	0.09	0.13	(0.06)	(0.32)	(0.38)
Year ended 12-31-2015	5.54	0.06	(0.03)	0.03	(0.06)	(0.36)	(0.42)
Year ended 12-31-2014	5.77	0.06	0.12	0.18	(0.06)	(0.35)	(0.41)
Year ended 12-31-2013	5.33	0.06	0.70	0.76	(0.08)	(0.24)	(0.32)
Year ended 12-31-2012	5.18	0.08	0.27	0.35	(0.05)	(0.15)	(0.20)
Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.02	0.07	0.30	0.37	(0.04)	(0.29)	(0.33)
Year ended 12-31-2016	5.34	0.04	0.13	0.17	(0.07)	(0.42)	(0.49)
Year ended 12-31-2015	5.87	0.07	(0.02)	0.05	(0.10)	(0.48)	(0.58)
Year ended 12-31-2014	6.14	0.10	0.14	0.24	(0.07)	(0.44)	(0.51)
Year ended 12-31-2013	5.33	0.07	1.02	1.09	(0.07)	(0.21)	(0.28)
Year ended 12-31-2012	5.06	0.07	0.40	0.47	(0.05)	(0.15)	(0.20)
Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.14	0.09	0.35	0.44	(0.05)	(0.33)	(0.38)
Year ended 12-31-2016	5.50	0.04	0.17	0.21	(0.09)	(0.48)	(0.57)
Year ended 12-31-2015	6.14	0.09	(0.06)	0.03	(0.14)	(0.53)	(0.67)
Year ended 12-31-2014	6.38	0.14	0.14	0.28	(0.07)	(0.45)	(0.52)
Year ended 12-31-2013	5.45	0.07	1.19	1.26	(0.07)	(0.26)	(0.33)
Year ended 12-31-2012	5.09	0.08	0.46	0.54	(0.04)	(0.14)	(0.18)
Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.99	0.06	0.27	0.33	(0.04)	(0.25)	(0.29)
Year ended 12-31-2016	5.30	0.04	0.10	0.14	(0.07)	(0.38)	(0.45)
Year ended 12-31-2015	5.80	0.07	(0.03)	0.04	(0.09)	(0.45)	(0.54)
Year ended 12-31-2014	6.03	0.08	0.14	0.22	(0.06)	(0.39)	(0.45)
Year ended 12-31-2013	5.41	0.06	0.87	0.93	(0.08)	(0.23)	(0.31)
Year ended 12-31-2012	5.19	0.08	0.34	0.42	(0.05)	(0.15)	(0.20)
Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.25	0.06	0.31	0.37	(0.03)	(0.15)	(0.18)
Year ended 12-31-2016	5.37	0.03	0.06	0.09	(0.03)	(0.18)	(0.21)
Year ended 12-31-2015	5.39	0.05	(0.07)	(0.02)	—	—	—
Year ended 12-31-2014	5.37	0.06	0.14	0.20	(0.03)	(0.15)	(0.18)
Year ended 12-31-2013(3)	5.00	(0.01)	0.38	0.37	—	— *	— *
Pathfinder Moderately Aggressive – Managed Volatility
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.06	0.08	0.32	0.40	(0.02)	(0.16)	(0.18)
Year ended 12-31-2016	5.25	0.03	0.09	0.12	(0.05)	(0.26)	(0.31)
Year ended 12-31-2015	5.29	0.06	(0.10)	(0.04)	—	—	—
Year ended 12-31-2014	5.41	0.09	0.11	0.20	(0.07)	(0.25)	(0.32)
Year ended 12-31-2013(3)	5.00	(0.02)	0.43	0.41	—	— *	— *
Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.10	0.05	0.25	0.30	(0.02)	(0.11)	(0.13)
Year ended 12-31-2016	5.23	0.02	0.04	0.06	(0.03)	(0.16)	(0.19)
Year ended 12-31-2015	5.27	0.04	(0.07)	(0.03)	—	(0.01)	(0.01)
Year ended 12-31-2014	5.31	0.04	0.11	0.15	(0.03)	(0.16)	(0.19)
Year ended 12-31-2013(3)	5.00	(0.02)	0.33	0.31	—	— *	— *

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	For the period from August 1, 2013 (commencement of operations of the Portfolio) through December 31, 2013.

(4)	Annualized.

(5)	Ratios of expenses to average net assets excluding offering cost was 0.26%.

(6)	Ratios of expenses to average net assets excluding offering cost was 0.29%.

(7)	Ratios of expenses to average net assets excluding offering cost was 0.33%.

(8)	Ratios of expenses to average net assets excluding offering cost was 0.36%.

(9)	Ratios of expenses to average net assets excluding offering cost was 0.35%.

(10)	Portfolio turnover is calculated at the portfolio level. Percentage indicated was calculated for the period ended December 31, 2013.

114	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Pathfinder Aggressive
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	$4.75	10.21%	$75	0.09	%(4)	3.42	%(4)	11%
Year ended 12-31-2016	4.68	4.80	75	0.08		0.88		23
Year ended 12-31-2015	5.05	0.34	85	0.07		1.36		13
Year ended 12-31-2014	5.73	4.86	85	0.07		2.73		28
Year ended 12-31-2013	5.95	27.13	86	0.07		0.96		38
Year ended 12-31-2012	5.04	12.18	69	0.08		1.41		38

Pathfinder Conservative
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.92	5.34	112	0.07	(4)	1.98	(4)	13
Year ended 12-31-2016	4.90	2.84	114	0.07		0.71		26
Year ended 12-31-2015	5.15	0.45	117	0.06		1.09		17
Year ended 12-31-2014	5.54	3.39	122	0.06		1.13		30
Year ended 12-31-2013	5.77	14.75	121	0.07		1.15		66
Year ended 12-31-2012	5.33	6.95	107	0.07		1.57		36

Pathfinder Moderate
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.06	7.52	881	0.03	(4)	2.57	(4)	11
Year ended 12-31-2016	5.02	3.65	860	0.03		0.78		19
Year ended 12-31-2015	5.34	0.32	893	0.03		1.22		13
Year ended 12-31-2014	5.87	4.24	928	0.03		1.69		24
Year ended 12-31-2013	6.14	20.83	922	0.03		1.15		39
Year ended 12-31-2012	5.33	9.53	733	0.04		1.43		24

Pathfinder Moderately Aggressive
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.20	8.58	1,051	0.04	(4)	3.35	(4)	11
Year ended 12-31-2016	5.14	4.52	1,020	0.04		0.85		17
Year ended 12-31-2015	5.50	0.06	1,054	0.03		1.50		12
Year ended 12-31-2014	6.14	4.61	1,098	0.03		2.30		23
Year ended 12-31-2013	6.38	23.81	1,089	0.03		1.15		33
Year ended 12-31-2012	5.45	10.82	873	0.04		1.42		25

Pathfinder Moderately Conservative
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.03	6.54	258	0.05	(4)	2.33	(4)	11
Year ended 12-31-2016	4.99	3.10	261	0.05		0.80		16
Year ended 12-31-2015	5.30	0.33	272	0.04		1.20		16
Year ended 12-31-2014	5.80	3.88	291	0.04		1.43		27
Year ended 12-31-2013	6.03	17.71	300	0.05		1.09		46
Year ended 12-31-2012	5.41	8.41	240	0.05		1.57		26

Pathfinder Moderate – Managed Volatility
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.44	7.02	553	0.24	(4)	2.35	(4)	9
Year ended 12-31-2016	5.25	1.81	511	0.24		0.55		14
Year ended 12-31-2015	5.37	-0.43	396	0.24		0.88		7
Year ended 12-31-2014	5.39	3.75	203	0.28	(5)	1.06		23
Year ended 12-31-2013(3)	5.37	7.50	34	0.58	(4)(6)	-0.57	(4)	18	(10)

Pathfinder Moderately Aggressive – Managed Volatility
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.28	8.03	87	0.31	(4)	3.09	(4)	9
Year ended 12-31-2016	5.06	2.36	78	0.31		0.56		12
Year ended 12-31-2015	5.25	-0.71	67	0.30		1.13		7
Year ended 12-31-2014	5.29	3.91	43	0.41	(7)	1.74		32
Year ended 12-31-2013(3)	5.41	8.27	10	1.04	(4)(8)	-1.03	(4)	15	(10)

Pathfinder Moderately Conservative – Managed Volatility
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.27	6.05	71	0.30	(4)	2.08	(4)	12
Year ended 12-31-2016	5.10	1.21	67	0.30		0.49		11
Year ended 12-31-2015	5.23	-0.52	54	0.30		0.78		9
Year ended 12-31-2014	5.27	3.06	31	0.47	(8)	0.76		36
Year ended 12-31-2013(3)	5.31	6.29	10	0.98	(4)(9)	-0.97	(4)	21	(10)

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	115

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Advantus Real Estate Securities
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	$8.40	$0.08	$0.13	$0.21	$(0.11)	$(1.03)	$(1.14)
Year ended 12-31-2016	8.98	0.10	0.25	0.35	(0.10)	(0.84)	(0.94)
Year ended 12-31-2015	9.59	0.10	0.31	0.41	(0.10)	(0.92)	(1.02)
Year ended 12-31-2014	7.90	0.10	2.20	2.30	(0.09)	(0.52)	(0.61)
Year ended 12-31-2013	7.89	0.08	0.02	0.10	(0.09)	—	(0.09)
Year ended 12-31-2012	6.75	0.08	1.11	1.19	(0.05)	—	(0.05)
Asset Strategy
Class I Shares
Period ended 6-30-2017(5)	8.57	0.03	0.10	0.13	(0.03)	—	(0.03)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	8.04	0.00 *	0.66	0.66	(0.03)	—	(0.03)
Year ended 12-31-2016	8.30	0.06	(0.27)	(0.21)	(0.05)	—	(0.05)
Year ended 12-31-2015	10.87	0.08	(0.77)	(0.69)	(0.04)	(1.84)	(1.88)
Year ended 12-31-2014	13.25	0.11	(0.78)	(0.67)	(0.06)	(1.65)	(1.71)
Year ended 12-31-2013	10.73	0.10	2.57	2.67	(0.15)	—	(0.15)
Year ended 12-31-2012	9.11	0.18	1.55	1.73	(0.11)	—	(0.11)
Balanced
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	7.47	0.06	0.37	0.43	(0.12)	(0.22)	(0.34)
Year ended 12-31-2016	8.76	0.11	0.00 *	0.11	(0.12)	(1.28)	(1.40)
Year ended 12-31-2015	10.19	0.12	(0.09)	0.03	(0.09)	(1.37)	(1.46)
Year ended 12-31-2014	10.46	0.09	0.64	0.73	(0.10)	(0.90)	(1.00)
Year ended 12-31-2013	9.37	0.10	2.01	2.11	(0.15)	(0.87)	(1.02)
Year ended 12-31-2012	9.01	0.14	0.88	1.02	(0.14)	(0.52)	(0.66)
Bond
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.27	0.06	0.08	0.14	(0.08)	(0.04)	(0.12)
Year ended 12-31-2016	5.20	0.12	0.09	0.21	(0.13)	(0.01)	(0.14)
Year ended 12-31-2015	5.34	0.10	(0.09)	0.01	(0.15)	—	(0.15)
Year ended 12-31-2014	5.49	0.13	0.10	0.23	(0.21)	(0.17)	(0.38)
Year ended 12-31-2013	5.90	0.14	(0.26)	(0.12)	(0.20)	(0.09)	(0.29)
Year ended 12-31-2012	5.80	0.15	0.18	0.33	(0.18)	(0.05)	(0.23)
Core Equity
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	10.67	0.03	0.63	0.66	(0.05)	(0.46)	(0.51)
Year ended 12-31-2016	11.75	0.05	0.32	0.37	(0.05)	(1.40)	(1.45)
Year ended 12-31-2015	14.18	0.05	(0.06)	(0.01)	(0.05)	(2.37)	(2.42)
Year ended 12-31-2014	15.13	0.05	1.24	1.29	(0.08)	(2.16)	(2.24)
Year ended 12-31-2013	12.38	0.07	3.88	3.95	(0.07)	(1.13)	(1.20)
Year ended 12-31-2012	11.70	0.07	1.96	2.03	(0.08)	(1.27)	(1.35)
Dividend Opportunities
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	7.79	0.07	0.40	0.47	(0.10)	(0.27)	(0.37)
Year ended 12-31-2016	7.82	0.11	0.40	0.51	(0.10)	(0.44)	(0.54)
Year ended 12-31-2015	9.05	0.09	(0.23)	(0.14)	(0.11)	(0.98)	(1.09)
Year ended 12-31-2014	9.04	0.12	0.71	0.83	(0.10)	(0.72)	(0.82)
Year ended 12-31-2013	7.24	0.10	2.01	2.11	(0.13)	(0.18)	(0.31)
Year ended 12-31-2012	6.47	0.14	0.71	0.85	(0.08)	—	(0.08)
Energy
Class I Shares
Period ended 6-30-2017(5)	5.84	0.00 *	(0.68)	(0.68)	— *	—	— *
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	6.77	(0.01)	(1.60)	(1.61)	— *	—	— *
Year ended 12-31-2016	5.04	(0.02)	1.76	1.74	(0.01)	—	(0.01)
Year ended 12-31-2015	6.51	0.00 *	(1.44)	(1.44)	— *	(0.03)	(0.03)
Year ended 12-31-2014	7.50	(0.01)	(0.73)	(0.74)	—	(0.25)	(0.25)
Year ended 12-31-2013	5.89	(0.02)	1.65	1.63	—	(0.02)	(0.02)
Year ended 12-31-2012	5.81	(0.01)	0.09	0.08	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 28, 2017 (commencement of operations of the class) through June 30, 2017.

(6)	Portfolio turnover is calculated at the Portfolio level. Percentage indicated was calculated for the period ended June 30, 2017.

116	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Advantus Real Estate Securities
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	$7.47	3.05%	$46		1.26	%(4)	2.01	%(4)	1.35	%(4)	1.92	%(4)	37%
Year ended 12-31-2016	8.39	4.26	49		1.20		1.26		1.29		1.17		79
Year ended 12-31-2015	8.98	4.78	47		1.19		1.10		1.28		1.01		57
Year ended 12-31-2014	9.59	30.17	52		1.21		1.16		1.30		1.07		81
Year ended 12-31-2013	7.90	1.13	40		1.24		1.01		1.33		0.92		43
Year ended 12-31-2012	7.89	17.72	40		1.33		1.03		1.34		1.02		47

Asset Strategy
Class I Shares
Period ended 6-30-2017(5)	8.67	1.57	—	*	0.78	(4)	2.20	(4)	—		—		17	(6)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	8.67	8.20	923		1.02		0.02	(4)	—		—		17
Year ended 12-31-2016	8.04	-2.57	954		1.01		0.70		1.02		0.69		68
Year ended 12-31-2015	8.30	-8.35	1,268		0.98		0.81		0.99		0.80		70
Year ended 12-31-2014	10.87	-5.26	1,600		0.97		0.94		0.98		0.93		130
Year ended 12-31-2013	13.25	25.13	1,704		0.97		0.82		0.98		0.81		64
Year ended 12-31-2012	10.73	19.18	1,345		1.00		1.83		1.01		1.82		49

Balanced
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	7.56	5.82	361		1.01	(4)	1.48	(4)	—		—		23
Year ended 12-31-2016	7.47	2.03	361		1.01		1.53		—		—		54
Year ended 12-31-2015	8.76	-0.32	383		1.00		1.28		—		—		44
Year ended 12-31-2014	10.19	7.57	415		1.01		0.90		—		—		43
Year ended 12-31-2013	10.46	23.70	418		1.01		0.99		—		—		38
Year ended 12-31-2012	9.37	11.75	355		1.01		1.55		—		—		43

Bond
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.29	2.75	431		0.79	(4)	2.21	(4)	—		—		41
Year ended 12-31-2016	5.27	4.03	416		0.79		2.17		—		—		84
Year ended 12-31-2015	5.20	0.20	280		0.78		1.87		—		—		59
Year ended 12-31-2014	5.34	4.34	310		0.78		2.43		—		—		28
Year ended 12-31-2013	5.49	-2.09	314		0.78		2.50		—		—		48
Year ended 12-31-2012	5.90	5.78	511		0.78		2.62		—		—		33

Core Equity
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	10.82	6.28	423		0.95	(4)	0.50	(4)	1.01	(4)	0.44	(4)	50
Year ended 12-31-2016	10.67	3.74	420		0.95		0.45		1.01		0.39		75
Year ended 12-31-2015	11.75	-0.69	454		0.95		0.38		1.00		0.33		60
Year ended 12-31-2014	14.18	9.68	505		0.95		0.34		1.00		0.29		57
Year ended 12-31-2013	15.13	33.51	500		0.96		0.55		1.01		0.50		70
Year ended 12-31-2012	12.38	18.60	391		0.97		0.60		1.02		0.55		53

Dividend Opportunities
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	7.89	6.28	518		1.00	(4)	1.68	(4)	—		—		19
Year ended 12-31-2016	7.79	6.95	509		1.01		1.43		—		—		59
Year ended 12-31-2015	7.82	-2.06	515		1.00		1.14		—		—		50
Year ended 12-31-2014	9.05	9.84	511		1.00		1.33		—		—		42
Year ended 12-31-2013	9.04	29.61	484		1.00		1.23		—		—		53
Year ended 12-31-2012	7.24	13.18	386		1.01		1.95		—		—		43

Energy
Class I Shares
Period ended 6-30-2017(5)	5.16	-11.52	—	*	0.96	(4)	-0.15	(4)	—		—		12	(6)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.16	-23.79	150		1.20	(4)	-0.47	(4)	—		—		12
Year ended 12-31-2016	6.77	34.55	196		1.19		-0.27		—		—		31
Year ended 12-31-2015	5.04	-22.14	117		1.20		0.08		—		—		34
Year ended 12-31-2014	6.51	-10.56	118		1.18		-0.10		—		—		21
Year ended 12-31-2013	7.50	27.76	99		1.23		-0.24		—		—		33
Year ended 12-31-2012	5.89	1.38	67		1.25		-0.18		—		—		38

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Bond
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	$4.89	$0.07		$0.04	$0.11		$(0.14)	$—	$(0.14)
Year ended 12-31-2016	4.74	0.16		0.17	0.33		(0.18)	—	(0.18)
Year ended 12-31-2015	5.05	0.19		(0.31)	(0.12)		(0.19)	—	(0.19)
Year ended 12-31-2014	5.16	0.19		(0.18)	0.01		(0.12)	—	(0.12)
Year ended 12-31-2013	5.07	0.15		(0.06)	0.09		—	—	—
Year ended 12-31-2012	4.90	0.15		0.16	0.31		(0.14)	— *	(0.14)

Global Growth
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	8.14	0.04		0.97	1.01		— *	(0.24)	(0.24)
Year ended 12-31-2016	8.68	0.01		(0.28)	(0.27)		(0.02)	(0.25)	(0.27)
Year ended 12-31-2015	8.84	0.02		0.31	0.33		(0.04)	(0.45)	(0.49)
Year ended 12-31-2014	9.81	0.09		0.01	0.10		(0.21)	(0.86)	(1.07)
Year ended 12-31-2013	8.46	0.09		1.51	1.60		(0.08)	(0.17)	(0.25)
Year ended 12-31-2012	7.86	0.09		1.22	1.31		(0.17)	(0.54)	(0.71)

Government Money Market
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	1.00	0.00	*	0.00 *	0.00	*	— *	— *	— *
Year ended 12-31-2016	1.00	0.00	*	0.00 *	0.00	*	— *	— *	— *
Year ended 12-31-2015	1.00	0.00	*	0.00 *	0.00	*	— *	—	— *
Year ended 12-31-2014	1.00	0.00	*	0.00 *	0.00	*	— *	—	— *
Year ended 12-31-2013	1.00	0.00	*	0.00 *	0.00	*	— *	—	— *
Year ended 12-31-2012	1.00	0.00	*	0.00 *	0.00	*	— *	—	— *

Growth
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	10.30	0.00	*	1.33	1.33		(0.03)	(1.03)	(1.06)
Year ended 12-31-2016	11.42	0.03		0.03	0.06		— *	(1.18)	(1.18)
Year ended 12-31-2015	12.08	0.00	*	0.85	0.85		(0.01)	(1.50)	(1.51)
Year ended 12-31-2014	13.33	0.01		1.28	1.29		(0.06)	(2.48)	(2.54)
Year ended 12-31-2013	10.63	0.03		3.65	3.68		(0.05)	(0.93)	(0.98)
Year ended 12-31-2012	10.19	0.05		1.20	1.25		(0.01)	(0.80)	(0.81)

High Income
Class I Shares
Period ended 6-30-2017(5)	3.73	0.04		0.00 *	0.04		(0.21)	—	(0.21)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	3.61	0.11		0.05	0.16		(0.21)	—	(0.21)
Year ended 12-31-2016	3.35	0.24		0.28	0.52		(0.26)	—	(0.26)
Year ended 12-31-2015	3.85	0.26		(0.48)	(0.22)		(0.24)	(0.04)	(0.28)
Year ended 12-31-2014	4.00	0.25		(0.17)	0.08		(0.20)	(0.03)	(0.23)
Year ended 12-31-2013	3.80	0.27		0.12	0.39		(0.19)	—	(0.19)
Year ended 12-31-2012	3.42	0.29		0.33	0.62		(0.24)	—	(0.24)

International Core Equity
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	15.30	0.19		2.00	2.19		(0.24)	—	(0.24)
Year ended 12-31-2016	15.53	0.24		(0.11)	0.13		(0.20)	(0.16)	(0.36)
Year ended 12-31-2015	18.00	0.20		(0.06)	0.14		(0.24)	(2.37)	(2.61)
Year ended 12-31-2014	19.75	0.24		0.10	0.34		(0.51)	(1.58)	(2.09)
Year ended 12-31-2013	16.07	0.27		3.70	3.97		(0.29)	—	(0.29)
Year ended 12-31-2012	14.67	0.25		1.64	1.89		(0.36)	(0.13)	(0.49)

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.89	0.04		0.02	0.06		(0.08)	—	(0.08)
Year ended 12-31-2016	4.87	0.08		0.01	0.09		(0.07)	—	(0.07)
Year ended 12-31-2015	4.90	0.06		(0.02)	0.04		(0.07)	—	(0.07)
Year ended 12-31-2014	4.89	0.07		(0.02)	0.05		(0.03)	(0.01)	(0.04)
Year ended 12-31-2013	4.92	0.05		(0.08)	(0.03)		—	— *	— *
Year ended 12-31-2012	5.03	0.07		0.10	0.17		(0.15)	(0.13)	(0.28)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 28, 2017 (commencement of operations of the class) through June 30, 2017.

(6)	Portfolio turnover is calculated at the Portfolio level. Percentage indicated was calculated for the period ended June 30, 2017.

118	SEMIANNUAL REPORT	2017

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Global Bond
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	$4.86	2.19%	$23	0.62	%(4)	2.91	%(4)	—%		—%		19%
Year ended 12-31-2016	4.89	7.04	22	0.50		3.28		1.13		2.65		18
Year ended 12-31-2015	4.74	-2.65	20	0.51		3.80		1.14		3.17		26
Year ended 12-31-2014	5.05	0.18	19	0.48		3.69		1.11		3.06		37
Year ended 12-31-2013	5.16	1.74	16	0.63		3.00		1.26		2.37		26
Year ended 12-31-2012	5.07	6.41	11	0.67		3.01		1.29		2.39		28

Global Growth
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	8.91	12.46	424	1.13	(4)	0.97	(4)	1.17	(4)	0.93	(4)	26
Year ended 12-31-2016	8.14	-3.04	408	1.13		0.09		1.16		0.06		71
Year ended 12-31-2015	8.68	3.39	507	1.14		0.23		1.17		0.20		54
Year ended 12-31-2014	8.84	0.96	431	1.13		0.93		1.16		0.90		65
Year ended 12-31-2013	9.81	19.23	419	1.14		1.06		1.17		1.03		49
Year ended 12-31-2012	8.46	18.05	478	1.15		1.09		1.18		1.06		44

Government Money Market
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	1.00	0.20	394	0.41	(4)	0.40	(4)	—		—		—
Year ended 12-31-2016	1.00	0.13	414	0.45		0.13		0.46		0.12		—
Year ended 12-31-2015	1.00	0.02	539	0.20		0.02		0.45		-0.23		—
Year ended 12-31-2014	1.00	0.02	512	0.15		0.02		0.45		-0.28		—
Year ended 12-31-2013	1.00	0.02	605	0.19		0.02		0.45		-0.24		—
Year ended 12-31-2012	1.00	0.02	245	0.30		0.02		0.47		-0.15		—

Growth
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	10.57	13.07	853	1.00	(4)	0.05	(4)	—		—		23
Year ended 12-31-2016	10.30	1.22	835	0.98		0.26		1.00		0.24		53
Year ended 12-31-2015	11.42	7.17	897	0.96		0.03		0.99		0.00		30
Year ended 12-31-2014	12.08	11.81	871	0.96		0.10		0.99		0.07		26
Year ended 12-31-2013	13.33	36.46	1,201	0.96		0.30		0.99		0.27		43
Year ended 12-31-2012	10.63	12.75	992	0.97		0.47		1.00		0.44		47

High Income
Class I Shares
Period ended 6-30-2017 (5)	3.56	1.02	90	0.66	(4)	6.82	(4)	—		—		27	(6)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	3.56	4.36	922	0.91	(4)	6.32	(4)	—		—		27
Year ended 12-31-2016	3.61	16.19	845	0.89		6.97		0.92		6.94		36
Year ended 12-31-2015	3.35	-6.50	725	0.89		7.01		0.92		6.98		44
Year ended 12-31-2014	3.85	1.90	818	0.88		6.31		0.91		6.28		55
Year ended 12-31-2013	4.00	10.50	689	0.88		6.99		0.93		6.94		84
Year ended 12-31-2012	3.80	18.64	449	0.89		7.86		0.94		7.81		91

International Core Equity
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	17.25	14.32	789	1.16	(4)	2.34	(4)	—		—		32
Year ended 12-31-2016	15.30	1.08	736	1.17		1.60		—		—		77
Year ended 12-31-2015	15.53	-0.94	675	1.16		1.18		—		—		87
Year ended 12-31-2014	18.00	1.44	656	1.16		1.28		—		—		102
Year ended 12-31-2013	19.75	24.91	672	1.16		1.51		—		—		92
Year ended 12-31-2012	16.07	13.33	622	1.17		1.64		—		—		85

Limited-Term Bond
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.87	1.17	426	0.81	(4)	1.55	(4)	—		—		32
Year ended 12-31-2016	4.89	1.94	395	0.81		1.53		—		—		60
Year ended 12-31-2015	4.87	0.87	385	0.80		1.31		—		—		44
Year ended 12-31-2014	4.90	0.97	474	0.80		1.38		—		—		34
Year ended 12-31-2013	4.89	-0.54	437	0.82		1.14		—		—		25
Year ended 12-31-2012	4.92	3.37	123	0.81		1.33		0.82		1.32		60

See Accompanying Notes to Financial Statements.

2017	SEMIANNUAL REPORT	119

FINANCIAL HIGHLIGHTS	IVY VIP

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Micro Cap Growth
Class I Shares
Period ended 6-30-2017(5)	$21.13	$(0.02)	$0.97	$0.95	$—	$—	$—
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	20.66	(0.11)	1.52	1.41	—	—	—
Year ended 12-31-2016	20.62	(0.19)	2.37	2.18	—	(2.14)	(2.14)
Year ended 12-31-2015	26.73	(0.26)	(1.69)	(1.95)	—	(4.16)	(4.16)
Year ended 12-31-2014	31.78	(0.32)	(0.66)	(0.98)	—	(4.07)	(4.07)
Year ended 12-31-2013	21.13	(0.31)	12.05	11.74	—	(1.09)	(1.09)
Year ended 12-31-2012	20.56	(0.20)	2.57	2.37	—	(1.80)	(1.80)
Mid Cap Growth
Class I Shares
Period ended 6-30-2017(5)	10.30	0.00 *	0.33	0.33	—	(0.31)	(0.31)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	9.44	(0.03)	1.22	1.19	—	(0.31)	(0.31)
Year ended 12-31-2016	9.42	(0.01)	0.55	0.54	—	(0.52)	(0.52)
Year ended 12-31-2015	10.84	(0.01)	(0.52)	(0.53)	—	(0.89)	(0.89)
Year ended 12-31-2014	10.72	(0.04)	0.82	0.78	—	(0.66)	(0.66)
Year ended 12-31-2013	8.54	(0.04)	2.54	2.50	—	(0.32)	(0.32)
Year ended 12-31-2012	8.37	(0.02)	1.07	1.05	—	(0.88)	(0.88)
Natural Resources
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.50	0.00 *	(0.44)	(0.44)	(0.01)	—	(0.01)
Year ended 12-31-2016	3.66	0.01	0.86	0.87	(0.03)	—	(0.03)
Year ended 12-31-2015	4.72	0.02	(1.08)	(1.06)	— *	—	— *
Year ended 12-31-2014	5.43	0.01	(0.72)	(0.71)	—	—	—
Year ended 12-31-2013	5.04	0.00 *	0.39	0.39	—	—	—
Year ended 12-31-2012	5.29	(0.01)	0.07	0.06	—	(0.31)	(0.31)
Science and Technology
Class I Shares
Period ended 6-30-2017(5)	25.22	0.00 *	0.68	0.68	—	(1.28)	(1.28)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	22.34	(0.05)	3.60	3.55	—	(1.28)	(1.28)
Year ended 12-31-2016	22.96	(0.11)	0.34	0.23	—	(0.85)	(0.85)
Year ended 12-31-2015	25.02	(0.15)	(0.41)	(0.56)	—	(1.50)	(1.50)
Year ended 12-31-2014	26.58	(0.13)	0.74	0.61	—	(2.17)	(2.17)
Year ended 12-31-2013	18.10	(0.11)	9.89	9.78	—	(1.30)	(1.30)
Year ended 12-31-2012	15.25	(0.12)	4.22	4.10	—	(1.25)	(1.25)
Small Cap Core
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	18.34	0.06	0.73	0.79	—	(2.23)	(2.23)
Year ended 12-31-2016	15.66	0.01	4.17	4.18	(0.07)	(1.43)	(1.50)
Year ended 12-31-2015	17.98	0.05	(0.95)	(0.90)	(0.02)	(1.40)	(1.42)
Year ended 12-31-2014	19.90	(0.01)	1.19	1.18	(0.02)	(3.08)	(3.10)
Year ended 12-31-2013	16.04	(0.01)	5.20	5.19	(0.16)	(1.17)	(1.33)
Year ended 12-31-2012	14.57	0.12	2.44	2.56	(0.07)	(1.02)	(1.09)
Small Cap Growth
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	9.69	(0.03)	1.23	1.20	—	(0.26)	(0.26)
Year ended 12-31-2016	10.60	(0.07)	0.23	0.16	—	(1.07)	(1.07)
Year ended 12-31-2015	12.15	(0.09)	0.51	0.42	—	(1.97)	(1.97)
Year ended 12-31-2014	13.76	(0.10)	0.11	0.01	—	(1.62)	(1.62)
Year ended 12-31-2013	9.60	(0.10)	4.26	4.16	—	—	—
Year ended 12-31-2012	9.34	(0.08)	0.57	0.49	—	(0.23)	(0.23)
Value
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	5.93	0.04	0.33	0.37	(0.09)	(0.12)	(0.21)
Year ended 12-31-2016	6.15	0.08	0.49	0.57	(0.07)	(0.72)	(0.79)
Year ended 12-31-2015	7.39	0.06	(0.30)	(0.24)	(0.06)	(0.94)	(1.00)
Year ended 12-31-2014	7.82	0.05	0.71	0.76	(0.09)	(1.10)	(1.19)
Year ended 12-31-2013	5.97	0.05	2.03	2.08	(0.05)	(0.18)	(0.23)
Year ended 12-31-2012	5.57	0.07	0.91	0.98	(0.08)	(0.50)	(0.58)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns do not reflect a sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	For the period from April 28, 2017 (commencement of operations of the class) through June 30, 2017.

(6)	Portfolio turnover is calculated at the Portfolio level. Percentage indicated was calculated for the period ended June 30, 2017.

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	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Micro Cap Growth
Class I Shares
Period ended 6-30-2017(5)	$22.08	4.50%	$—	*	1.10	%(4)	-0.53	%(4)	—%		—%		13	%(6)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	22.07	6.80	72		1.34	(4)	-1.02	(4)	—		—		13
Year ended 12-31-2016	20.66	13.29	63		1.34		-1.01		—		—		45
Year ended 12-31-2015	20.62	-9.16	59		1.33		-1.11		—		—		79
Year ended 12-31-2014	26.73	-1.74	72		1.32		-1.16		—		—		51
Year ended 12-31-2013	31.78	57.28	79		1.34		-1.19		—		—		61
Year ended 12-31-2012	21.13	11.84	49		1.35		-0.91		—		—		52

Mid Cap Growth
Class I Shares
Period ended 6-30-2017(5)	10.32	3.38	138		0.85	(4)	0.19	(4)	0.90	(4)	0.14	(4)	15	(6)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	10.32	12.80	531		1.10	(4)	-0.55	(4)	1.15	(4)	-0.60	(4)	15
Year ended 12-31-2016	9.44	6.12	615		1.10		-0.09		1.15		-0.14		33
Year ended 12-31-2015	9.42	-5.78	586		1.10		-0.07		1.15		-0.12		42
Year ended 12-31-2014	10.84	7.87	557		1.10		-0.34		1.15		-0.39		43
Year ended 12-31-2013	10.72	29.94	426		1.10		-0.36		1.16		-0.42		35
Year ended 12-31-2012	8.54	13.56	264		1.12		-0.27		1.17		-0.32		35

Natural Resources
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	4.05	-9.85	122		1.38	(4)	0.10	(4)	—		—		18
Year ended 12-31-2016	4.50	23.81	144		1.36		0.20		—		—		67
Year ended 12-31-2015	3.66	-22.39	114		1.35		0.54		—		—		34
Year ended 12-31-2014	4.72	-13.04	146		1.33		0.12		—		—		31
Year ended 12-31-2013	5.43	7.80	173		1.35		-0.02		—		—		134
Year ended 12-31-2012	5.04	1.89	180		1.36		-0.13		—		—		102

Science and Technology
Class I Shares
Period ended 6-30-2017(5)	24.62	2.90	—	*	0.92	(4)	0.03	(4)	—		—		12	(6)
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	24.61	16.10	580		1.16	(4)	-0.44	(4)	—		—		12
Year ended 12-31-2016	22.34	1.54	514		1.15		-0.52		1.17		-0.54		16
Year ended 12-31-2015	22.96	-2.88	582		1.13		-0.60		1.15		-0.62		25
Year ended 12-31-2014	25.02	2.91	586		1.13		-0.51		1.15		-0.53		29
Year ended 12-31-2013	26.58	56.39	570		1.14		-0.49		1.16		-0.51		51
Year ended 12-31-2012	18.10	27.83	334		1.15		-0.67		1.17		-0.69		44

Small Cap Core
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	16.90	4.94	334		1.16	(4)	0.69	(4)	—		—		54
Year ended 12-31-2016	18.34	28.88	348		1.16		0.08		—		—		182
Year ended 12-31-2015	15.66	-5.58	318		1.15		0.26		—		—		142
Year ended 12-31-2014	17.98	7.05	354		1.15		-0.10		—		—		81
Year ended 12-31-2013	19.90	33.53	289		1.16		-0.09		—		—		54
Year ended 12-31-2012	16.04	18.63	246		1.17		0.78		—		—		64

Small Cap Growth
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	10.63	12.53	407		1.14	(4)	-0.67	(4)	1.16	(4)	-0.69	(4)	32
Year ended 12-31-2016	9.69	2.92	426		1.14		-0.79		1.16		-0.81		107
Year ended 12-31-2015	10.60	1.88	430		1.13		-0.76		1.15		-0.78		102
Year ended 12-31-2014	12.15	1.59	426		1.14		-0.80		1.16		-0.82		85
Year ended 12-31-2013	13.76	43.36	560		1.14		-0.84		1.16		-0.86		74
Year ended 12-31-2012	9.60	5.17	448		1.14		-0.80		1.16		-0.82		85

Value
Class II Shares
Six-month period ended 6-30-2017 (unaudited)	6.09	6.35	377		1.01	(4)	1.39	(4)	—		—		24
Year ended 12-31-2016	5.93	11.14	379		1.02		1.38		1.03		1.37		54
Year ended 12-31-2015	6.15	-3.91	384		0.99		0.91		1.00		0.90		74
Year ended 12-31-2014	7.39	10.94	416		1.00		0.72		1.01		0.71		76
Year ended 12-31-2013	7.82	35.34	372		1.00		0.76		1.01		0.75		63
Year ended 12-31-2012	5.97	18.88	308		1.00		1.20		1.02		1.18		67

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS	IVY VIP

JUNE 30, 2017 (UNAUDITED)

1.	ORGANIZATION

Ivy Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is divided into 29 series (each a “Portfolio”). Effective April 28, 2017, Global Natural Resources, Real Estate Securities and Small Cap Value changed names to Natural Resources, Advantus Real Estate Securities and Small Cap Core, respectively. The assets belonging to each Portfolio, except Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”) and Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility (collectively, the “Managed Volatility Portfolios”), are held separately by the custodian. The assets belonging to each Pathfinder Portfolio and Managed Volatility Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Ivy Investment Management Company (“IICO”).

Each Portfolio offers Class II shares. Asset Strategy, Energy, High Income, Micro Cap Growth, Mid Cap Growth and Science and Technology also offer Class I shares. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and net asset value per share (“NAV”) may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class II shares have a distribution and service plan. Class I shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Portfolios file income tax returns in U.S. federal and applicable state jurisdictions. The Portfolios’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the

122	SEMIANNUAL REPORT	2017

relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Portfolio will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

Certain Portfolios may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of

2017	SEMIANNUAL REPORT	123

one or more major U.S. banks, the London Interbank Offered Rate (“LIBOR”) or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s NAV to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

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3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Government Money Market are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Portfolios (with the exception of Government Money Market) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or

2017	SEMIANNUAL REPORT	125

unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

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Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Overdraft due to custodian. Due to the short-term nature of overdraft due to custodian, the carrying value approximates fair value and the liability is categorized as Level 2 in the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of June 30, 2017, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

2017	SEMIANNUAL REPORT	127

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Portfolio, other than Government Money Market and the Pathfinder Portfolios, may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Asset Strategy, Global Bond, High Income, International Core Equity and Natural Resources enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Each Portfolio, other than Government Money Market and the Pathfinder Portfolios, may engage in buying and selling futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Portfolio has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying instrument. With written options, there may be times when a Portfolio will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying instrument.

128	SEMIANNUAL REPORT	2017

Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Mid Cap Growth, Science and Technology, Small Cap Growth and Value purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Each Portfolio, other than Government Money Market and the Pathfinder Portfolios, may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Portfolio are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay or receive periodic interest payments in exchange for a market-linked return based on a security or a basket of securities including a variety of securities or representing a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Asset Strategy and Small Cap Growth enter into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by IICO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Portfolio may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other with collateral, which is generally held by the Portfolio’s custodian or broker. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of June 30, 2017:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
High Income
Unrealized appreciation on forward foreign currency contracts(1)	$326	$—	$326	$—	$—	$(326)	$—
International Core Equity
Unrealized appreciation on forward foreign currency contracts	$683	$—	$683	$—	$—	$(660)	$23

2017	SEMIANNUAL REPORT	129

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Small Cap Growth
Unrealized appreciation on swap agreements	$1,168	$—	$1,168	$—	$(1,168)	$—	$—

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy
Unrealized depreciation on swap agreements	$116	$—	$116	$—	$—	$—	$116
Global Bond
Unrealized depreciation on forward foreign currency contracts	$4	$—	$4	$—	$—	$—	$4
High Income
Unrealized depreciation on forward foreign currency contracts	$131	$—	$131	$—	$—	$—	$131
Natural Resources
Unrealized depreciation on forward foreign currency contracts(1)	$414	$—	$414	$—	$(337)	$—	$77
Science and Technology
Written options at value	$29	$—	$29	$—	$(29)	$—	$—

(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities purchased payable.

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2017:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Pathfinder Moderate — Managed Volatility	Equity	Unrealized appreciation on futures contracts*	$64	Unrealized depreciation on futures contracts*	$40
Pathfinder Moderately Aggressive — Managed Volatility	Equity	Unrealized appreciation on futures contracts*	8	Unrealized depreciation on futures contracts*	7
Pathfinder Moderately Conservative — Managed Volatility	Equity	Unrealized appreciation on futures contracts*	11	Unrealized depreciation on futures contracts*	7
Asset Strategy	Equity		—	Unrealized depreciation on swap agreements	116

130	SEMIANNUAL REPORT	2017

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Global Bond	Foreign currency		$—	Unrealized depreciation on forward foreign currency contracts	$4
High Income	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	131
International Core Equity	Foreign currency	Unrealized appreciation on forward foreign currency contracts	683		—
Natural Resources			—	Unrealized depreciation on forward foreign currency contracts	387
Science and Technology	Equity	Investments in unaffiliated securities at value**	7	Written options at value	29
Small Cap Growth	Equity	Unrealized appreciation on swap agreements	1,168		—
Value	Equity		—	Written options at value	143

* The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2017.

** Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2017:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate — Managed Volatility	Equity	$—	$—	$(1,156)	$—	$—	$(1,156)
Pathfinder Moderately Aggressive — Managed Volatility	Equity	—	—	(145)	—	—	(145)
Pathfinder Moderately Conservative — Managed Volatility	Equity	—	—	(208)	—	—	(208)
Asset Strategy	Equity	—	3,177	—	—	—	3,177
	Foreign currency	—	—	—	—	(282)	(282)
Global Bond	Foreign currency	—	—	—	—	(2)	(2)
High Income	Foreign currency	—	—	—	—	(167)	(167)
International Core Equity	Foreign currency	—	—	—	—	(227)	(227)
Mid Cap Growth	Equity	159	—	—	113	—	272
Natural Resources	Foreign currency	—	—	—	—	(199)	(199)
Science and Technology	Equity	(38)	—	—	159	—	121
Small Cap Growth	Equity	(198)	901	—	(105)	—	598
Value	Equity	—	—	—	14	—	14

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2017	SEMIANNUAL REPORT	131

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2017:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate — Managed Volatility	Equity	$—	$—	$208	$—	$—	$208
Pathfinder Moderately Aggressive — Managed Volatility	Equity	—	—	23	—	—	23
Pathfinder Moderately Conservative — Managed Volatility	Equity	—	—	37	—	—	37
Asset Strategy	Equity	—	(197)	—	—	—	(197)
	Foreign currency	—	—	—	—	(168)	(168)
Global Bond	Foreign currency	—	—	—	—	(5)	(5)
High Income	Foreign currency	—	—	—	—	(121)	(121)
International Core Equity	Foreign currency	—	—	—	—	(5)	(5)
Natural Resources	Foreign currency	—	—	—	—	(436)	(436)
Science and Technology	Equity	(39)	—	—	104	—	65
Small Cap Growth	Equity	—	2,114	—	—	—	2,114
Value	Equity	—	—	—	16	—	16

* Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2017, the average derivative volume was as follows:

Portfolio	Forward foreign currency contracts(3)		Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)		Written options(1)
Pathfinder Moderate — Managed Volatility	$		$—	$14,178	$—	$—		$—
Pathfinder Moderately Aggressive — Managed Volatility		—	—	1,843	—	—		—
Pathfinder Moderately Conservative — Managed Volatility		—	—	2,489	—	—		—
Asset Strategy		12	—	—	17,458	—		—
Global Bond		1	—	—	—	—		—
High Income		23	—	—	—	—		—
International Core Equity		99	—	—	—	—		—
Mid Cap Growth		—	—	—	—	—	*	6
Natural Resources		75	—	—	—	—		—
Science and Technology		—	—	—	—	100		58
Small Cap Growth		—	—	—	11,874	—		—
Value		—	—	—	—	—		105

*	Not shown due to rounding.
(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.
(3)	Average absolute value of unrealized appreciation/depreciation during the period.

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Portfolio	Outstanding at 12-31-16	Options written	Options closed	Options exercised	Options expired	Outstanding at 6-30-17
Mid Cap Growth
Number of Contracts	N/A	4,721	(2,162)	(900)	(1,659)	N/A
Premium Received	N/A	$207	$(78)	$(36)	$(93)	N/A
Science and Technology
Number of Contracts	N/A	14,673	(7,869)	—	(5,118)	1,686
Premium Received	N/A	$663	$(413)	$—	$(117)	$133

132	SEMIANNUAL REPORT	2017

Portfolio	Outstanding at 12-31-16	Options written	Options closed	Options exercised	Options expired	Outstanding at 6-30-17
Small Cap Growth
Number of Contracts	N/A	1,982	(1,982)	—	—	N/A
Premium Received	N/A	$159	$(159)	$—	$—	N/A
Value
Number of Contracts	2,999	7,031	(3,480)	(519)	(4,209)	1,822
Premium Received	$133	$561	$(226)	$(44)	$(197)	$227

6.	BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Ivy VIP Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2017 of the Subsidiary and the Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/ Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$922,543	$44,051	4.77%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	922,543	999	0.11

7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio, except the Pathfinder Portfolios, at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Advantus Real Estate Securities	0.900%	0.900%	0.870%	0.870%	0.840%	0.800%
Asset Strategy	0.700	0.700	0.650	0.650	0.600	0.550
Balanced	0.700	0.700	0.650	0.650	0.600	0.550
Bond	0.525	0.500	0.450	0.400	0.400	0.400
Core Equity	0.700	0.700	0.650	0.650	0.600	0.550
Dividend Opportunities	0.700	0.700	0.650	0.650	0.600	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500
Global Growth	0.850	0.850	0.830	0.830	0.800	0.760
Government Money Market(1)	0.350	0.350	0.300	0.300	0.300	0.300
Growth	0.700	0.700	0.650	0.650	0.600	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Micro Cap Growth	0.950	0.950	0.930	0.930	0.900	0.860
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Natural Resources	1.000	0.850	0.830	0.830	0.800	0.760

2017	SEMIANNUAL REPORT	133

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Science and Technology	0.850%	0.850%	0.830%	0.830%	0.800%	0.760%
Small Cap Core	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Value	0.700	0.700	0.650	0.650	0.600	0.550

(1)	Management fee annual rates effective April 28, 2017. Prior to April 28, 2017, Government Money Market paid a management fee at the annual rate of 0.400% on all net assets.

Each Managed Volatility Portfolio pays a management fee to IICO for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate — Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive — Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative — Managed Volatility	0.200	0.170	0.150

IICO uses all of the management fee it receives from the Managed Volatility Portfolios to pay Advantus Capital Management Inc. (“Advantus Capital”). Accordingly, Advantus Capital receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

The Pathfinder Portfolios pay no management fees; however, IICO receives management fees from the underlying funds.

IICO has agreed to waive a Portfolio’s investment management fee on any Portfolio, except the Pathfinder Portfolios and Managed Volatility Portfolios, that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

IICO has entered into Subadvisory Agreements with the following entities on behalf of certain Portfolios:

Advantus Capital serves as subadvisor to Advantus Real Estate Securities and the Managed Volatility Portfolios. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of IICO and the Board of Trustees. IICO pays all applicable costs of the subadvisor.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio (excluding Pathfinder Portfolios and Managed Volatility Portfolios) pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Each Portfolio also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

134	SEMIANNUAL REPORT	2017

Service Plan. Class II. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio, except Government Money Market, the Pathfinder Portfolios and the Managed Volatility Portfolios, may pay a service fee to W&R for Class II shares in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. Effective October 14, 2016, IICO has voluntarily agreed to reimburse sufficient expenses of Government Money Market to maintain a minimum annualized yield of 0.01%. For the period from January 28, 2010 through October 14, 2016, IICO voluntarily agreed to reimburse sufficient expenses of Government Money Market to maintain a minimum annualized yield of 0.02%. For the period ended June 30, 2017, expenses in the amount of $51 were reimbursed.

Effective May 1, 2012, IICO and/or Ivy Distributors, Inc. (“IDI”) have voluntarily agreed to reimburse sufficient expenses of Mid Cap Growth to cap the expenses for Class II shares at 1.10%. For the period ended June 30, 2017, expenses in the amount of $141 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or shareholder servicing fees. Effective April 28, 2017, IICO and/or IDI have voluntarily agreed to reimburse sufficient expenses of Mid Cap Growth to cap the expenses for Class I shares at 0.85%. For the period ended June 30, 2017, expenses in the amount of $18 were reimbursed. This reimbursement serves to reduce shareholder servicing fees.

Effective December 3, 2012, IICO has contractually agreed to reduce the management fee computed and paid by Advantus Real Estate Securities Portfolio each day on NAV by 0.09% on an annualized basis. For the period ended June 30, 2017, expenses in the amount of $21 were reimbursed.

Effective October 1, 2016, IICO and/or IDI have contractually agreed to reimburse sufficient expenses of Core Equity to cap the expenses for the Portfolio at 0.95%. For the period ended June 30, 2017, expenses in the amount of $118 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or shareholder servicing fees.

Effective October 1, 2016, IICO and/or IDI have contractually agreed to reimburse sufficient expenses of Global Growth to cap the expenses for the Portfolio at 1.13%. For the period ended June 30, 2017, expenses in the amount of $83 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or shareholder servicing fees.

Effective October 1, 2016, IICO and/or IDI have contractually agreed to reimburse sufficient expenses of Small Cap Growth to cap the expenses for the Portfolio at 1.14%. For the period ended June 30, 2017, expenses in the amount of $43 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or shareholder servicing fees.

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2017 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8.	RELATED PARTY TRANSACTIONS

Certain Portfolios are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees or common officers, complies with Rule 17a-7 under the Act. Further, as defined under such procedures, each transaction is effected at the current market price. During the period ended June 30, 2017, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Portfolio	Purchases	Sales
Bond	$—	$4,088
High Income	30,367	1,108
International Core Equity	—	3,008
Limited-Term Bond	2,796	—
Small Cap Growth	—	5,356

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds and InvestEd Portfolios; referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended June 30, 2017.

2017	SEMIANNUAL REPORT	135

10.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2017 follows:

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Aggressive
Ivy VIP Bond, Class II	713	$342	$389	$13		$75	703	$3,717	$12
Ivy VIP Global Growth, Class II	1,118	339	1,266	235		5	1,014	9,038	856
Ivy VIP Growth, Class II	1,428	1,543	1,977	1,418		38	1,390	14,689	413
Ivy VIP High Income, Class II	N/A	1,882	33	—	*	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	813	81	—	*	103	709	2,523	(59)
Ivy VIP International Core Equity, Class II	833	455	1,657	146		181	751	12,957	1,410
Ivy VIP Limited-Term Bond, Class II	881	457	454	(1)		67	881	4,291	(17)
Ivy VIP Mid Cap Growth, Class II	784	32	880	184		—	N/A	N/A	60
Ivy VIP Mid Cap Growth, Class I	N/A	249	380	303		—	660	6,810	332
Ivy VIP Small Cap Core, Class II	400	944	1,110	207		739	389	6,577	(600)
Ivy VIP Small Cap Growth, Class II	759	246	1,704	251		—	612	6,505	613
Ivy VIP Value, Class II	1,241	736	1,072	101		114	1,189	7,239	224

				$2,857		$1,322		$74,346	$3,244

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Conservative
Ivy VIP Bond, Class II	1,090	$1,500	$619	$24		$136	1,254	$6,634	$14
Ivy VIP Dividend Opportunities, Class II	1,888	910	3,291	768		171	1,552	12,245	(71)
Ivy VIP Global Growth, Class II	558	221	760	163		2	493	4,390	381
Ivy VIP Government Money Market, Class II	34,266	1,658	5,325	—		68	30,600	30,600	—
Ivy VIP Growth, Class II	1,419	1,686	2,435	1,488		37	1,343	14,202	329
Ivy VIP High Income, Class II	N/A	1,701	31	—	*	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	1,091	67	—	*	93	742	2,641	(53)
Ivy VIP International Core Equity, Class II	393	437	876	72		84	362	6,240	659
Ivy VIP Limited-Term Bond, Class II	3,688	4,088	1,776	8		277	4,161	20,261	(84)
Ivy VIP Mid Cap Growth, Class II	360	36	294	15		—	N/A	N/A	304
Ivy VIP Mid Cap Growth, Class I	N/A	141	232	116		—	323	3,331	(18)
Ivy VIP Small Cap Core, Class II	122	930	208	52		234	165	2,795	(173)
Ivy VIP Small Cap Growth, Class II	580	238	2,198	157		—	390	4,147	488
Ivy VIP Value, Class II	759	190	1,486	29		56	551	3,357	156

				$2,892		$1,158		$110,843	$1,932

136	SEMIANNUAL REPORT	2017

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Moderate
Ivy VIP Bond, Class II	8,256	$7,083	$2,392	$146	$979	9,135	$48,313	$146
Ivy VIP Dividend Opportunities, Class II	16,500	9,091	5,320	5,877	1,672	16,808	132,652	402
Ivy VIP Global Growth, Class II	8,726	2,164	7,680	2,233	37	8,072	71,933	6,376
Ivy VIP Government Money Market, Class II	129,802	5,166	13,426	—	265	121,542	121,542	—
Ivy VIP Growth, Class II	11,578	11,846	20,936	12,527	315	10,673	112,827	2,621
Ivy VIP High Income, Class II	N/A	17,568	140	1	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	8,913	389	2	970	7,135	25,398	(554)
Ivy VIP International Core Equity, Class II	6,246	2,627	8,953	805	1,378	5,811	100,243	11,003
Ivy VIP Limited-Term Bond, Class II	19,071	17,945	4,924	24	1,485	21,737	105,832	(438)
Ivy VIP Mid Cap Growth, Class II	3,633	76	1,524	198	—	N/A	N/A	1,897
Ivy VIP Mid Cap Growth, Class I	N/A	2,407	657	1,182	—	3,631	37,485	1,004
Ivy VIP Small Cap Core, Class II	2,319	6,564	8,021	1,457	3,671	2,234	37,750	(3,331)
Ivy VIP Small Cap Growth, Class II	6,152	1,571	17,506	2,420	—	4,547	48,320	4,653
Ivy VIP Value, Class II	7,186	3,796	9,614	817	582	6,206	37,776	1,006

				$27,689	$11,354		$880,071	$24,785

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Moderately Aggressive
Ivy VIP Bond, Class II	9,796	$6,133	$2,823	$167	$1,109	10,413	$55,077	$181
Ivy VIP Dividend Opportunities, Class II	19,578	11,990	6,608	6,863	1,985	20,073	158,423	598
Ivy VIP Global Growth, Class II	13,178	3,067	10,667	3,385	55	12,269	109,337	9,607
Ivy VIP Government Money Market, Class II	51,342	4,222	2,782	—	105	52,781	52,781	—
Ivy VIP Growth, Class II	13,738	13,792	18,468	14,811	375	13,237	139,929	3,059
Ivy VIP High Income, Class II	N/A	23,494	225	2	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	10,915	474	3	1,296	9,262	32,970	(740)
Ivy VIP International Core Equity, Class II	9,264	3,374	12,737	1,221	2,045	8,618	148,660	16,287
Ivy VIP Limited-Term Bond, Class II	22,628	9,036	5,952	30	1,762	23,256	113,226	(500)
Ivy VIP Mid Cap Growth, Class II	5,388	33	6,610	1,022	—	N/A	N/A	1,761
Ivy VIP Mid Cap Growth, Class I	N/A	3,114	802	1,569	—	4,846	50,034	1,692
Ivy VIP Small Cap Core, Class II	4,402	9,353	16,706	2,712	8,169	3,923	66,299	(7,103)
Ivy VIP Small Cap Growth, Class II	8,343	1,999	23,555	3,337	—	6,170	65,577	6,311
Ivy VIP Value, Class II	8,527	17,840	11,329	907	691	9,591	58,384	1,341

				$36,029	$17,592		$1,050,697	$32,494

2017	SEMIANNUAL REPORT	137

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)		Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Moderately Conservative
Ivy VIP Bond, Class II	2,495	$2,690	$1,094	$50		$302	2,793	$14,772	$38
Ivy VIP Dividend Opportunities, Class II	4,321	1,573	6,408	1,963		394	3,605	28,451	(358)
Ivy VIP Global Growth, Class II	1,918	499	2,235	459		8	1,717	15,300	1,417
Ivy VIP Government Money Market, Class II	52,294	1,951	5,773	—		105	48,473	48,473	—
Ivy VIP Growth, Class II	3,498	3,577	4,925	3,662		93	3,362	35,535	838
Ivy VIP High Income, Class II	N/A	4,568	50	—	*	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	2,551	144	1		250	1,905	6,782	(143)
Ivy VIP International Core Equity, Class II	1,415	781	2,619	237		305	1,289	22,230	2,411
Ivy VIP Limited-Term Bond, Class II	8,443	5,987	3,232	15		642	9,006	43,849	(187)
Ivy VIP Mid Cap Growth, Class II	1,098	49	689	61		—	N/A	N/A	689
Ivy VIP Mid Cap Growth, Class I	N/A	318	557	381		—	999	10,318	149
Ivy VIP Small Cap Core, Class II	420	2,539	565	168		812	538	9,092	(593)
Ivy VIP Small Cap Growth, Class II	1,593	428	4,848	609		—	1,148	12,205	1,188
Ivy VIP Value, Class II	2,171	457	3,334	136		172	1,708	10,398	407

				$7,742		$3,083		$257,405	$5,856

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Moderate – Managed Volatility
Ivy VIP Bond, Class II	4,759	$4,287	$—	$69	$586	5,567	$29,444	$96
Ivy VIP Dividend Opportunities, Class II	9,511	5,689	—	2,586	1,001	10,244	80,845	1,095
Ivy VIP Global Growth, Class II	5,030	1,449	2,348	1,268	22	4,919	43,840	3,770
Ivy VIP Government Money Market, Class II	74,822	3,288	4,036	—	158	74,074	74,074	—
Ivy VIP Growth, Class II	6,674	7,353	8,564	7,643	189	6,505	68,763	1,207
Ivy VIP High Income, Class II	N/A	20,757	10,370	—	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	5,424	—	—	581	4,348	15,479	(331)
Ivy VIP International Core Equity, Class II	3,600	1,817	2,308	428	826	3,542	61,093	6,497
Ivy VIP Limited-Term Bond, Class II	10,993	11,007	—	—	889	13,248	64,499	(259)
Ivy VIP Mid Cap Growth, Class II	2,094	98	314	59	—	N/A	N/A	1,253
Ivy VIP Mid Cap Growth, Class I	N/A	1,480	—	647	—	2,213	22,845	566
Ivy VIP Small Cap Core, Class II	1,337	4,033	3,512	900	2,198	1,361	23,007	(2,035)
Ivy VIP Small Cap Growth, Class II	3,547	1,064	8,169	1,982	—	2,771	29,449	2,197
Ivy VIP Value, Class II	4,143	2,369	4,085	885	349	3,782	23,023	189

				$16,467	$6,799		$536,361	$14,245

138	SEMIANNUAL REPORT	2017

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Moderately Aggressive – Managed Volatility
Ivy VIP Bond, Class II	726	$619	$—	$10	$88	842	$4,455	$14
Ivy VIP Dividend Opportunities, Class II	1,450	1,360	—	405	157	1,624	12,814	162
Ivy VIP Global Growth, Class II	976	540	368	263	4	992	8,844	721
Ivy VIP Government Money Market, Class II	3,803	466	—	—	8	4,269	4,269	—
Ivy VIP Growth, Class II	1,018	1,486	850	1,152	30	1,071	11,318	198
Ivy VIP High Income, Class II	N/A	3,601	1,795	—	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	919	—	—	102	749	2,667	(59)
Ivy VIP International Core Equity, Class II	686	668	402	71	161	697	12,024	1,259
Ivy VIP Limited-Term Bond, Class II	1,676	1,003	—	—	139	1,881	9,158	(40)
Ivy VIP Mid Cap Growth, Class II	399	52	402	50	—	N/A	N/A	306
Ivy VIP Mid Cap Growth, Class I	N/A	331	—	114	—	392	4,047	(6)
Ivy VIP Small Cap Core, Class II	326	954	1,069	150	645	317	5,362	(504)
Ivy VIP Small Cap Growth, Class II	618	374	1,464	335	—	499	5,304	408
Ivy VIP Value, Class II	632	1,554	631	117	54	776	4,722	56

				$2,667	$1,388		$84,984	$2,515

Portfolio	12-31-16 Share Balance	Gross Additions	Gross Reductions	Realized Gain/(Loss)(1)	Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Pathfinder Moderately Conservative – Managed Volatility
Ivy VIP Bond, Class II	634	$698	$112	$10	$79	745	$3,938	$11
Ivy VIP Dividend Opportunities, Class II	1,099	424	1,423	387	103	961	7,584	27
Ivy VIP Global Growth, Class II	488	137	376	136	2	458	4,079	346
Ivy VIP Government Money Market, Class II	13,298	525	902	—	27	12,922	12,922	—
Ivy VIP Growth, Class II	890	950	821	976	24	896	9,473	178
Ivy VIP High Income, Class II	N/A	2,334	1,166	—	—	N/A	N/A	—
Ivy VIP High Income, Class I	N/A	677	—	—	65	508	1,808	(37)
Ivy VIP International Core Equity, Class II	360	219	412	69	80	344	5,926	611
Ivy VIP Limited-Term Bond, Class II	2,147	1,592	352	2	168	2,401	11,689	(49)
Ivy VIP Mid Cap Growth, Class II	279	17	133	18	—	N/A	N/A	173
Ivy VIP Mid Cap Growth, Class I	N/A	83	68	95	—	266	2,750	44
Ivy VIP Small Cap Core, Class II	107	671	56	41	212	143	2,424	(152)
Ivy VIP Small Cap Growth, Class II	405	118	1,027	228	—	306	3,253	237
Ivy VIP Value, Class II	552	123	635	129	45	455	2,772	12

				$2,091	$805		$68,618	$1,401

2017	SEMIANNUAL REPORT	139

Portfolio	12-31-16 Share Balance	Purchases at cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	6-30-17 Share Balance	6-30-17 Value	Net Change in Unrealized Appreciation/ Depreciation
Ivy VIP High Income Fund
Larchmont Resources LLC(2)	1	$—	$—	$—	$—	1	$360	$20

	12-31-16 Principal Balance				Interest Received	6-30-17 Principal Balance
Larchmont Resources LLC (10.000% Cash or 10.000% PIK), 10.000%, 8-7-20	$800	$41	$—	$—	$—	$841	$832	$30

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.
(2)	No dividends were paid during the preceding 12 months.

11.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2017, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$8,038	$—	$11,642
Pathfinder Conservative	—	14,827	—	20,266
Pathfinder Moderate	—	96,817	—	107,963
Pathfinder Moderately Aggressive	—	118,362	—	129,024
Pathfinder Moderately Conservative	—	27,968	—	38,471
Pathfinder Moderate – Managed Volatility	—	70,115	—	47,473
Pathfinder Moderately Aggressive – Managed Volatility	—	13,927	—	7,537
Pathfinder Moderately Conservative – Managed Volatility	—	8,568	—	8,075
Advantus Real Estate Securities	—	17,059	—	19,926
Asset Strategy	—	131,230	151	189,856
Balanced	—	79,425	4,185	86,592
Bond	1,002	192,897	106,658	56,613
Core Equity	—	211,127	—	228,558
Dividend Opportunities	—	82,250	—	92,328
Energy	—	24,124	—	20,995
Global Bond	701	4,326	1,048	2,967
Global Growth	—	107,707	—	151,771
Government Money Market	—	—	—	—
Growth	—	201,005	—	284,508
High Income	—	335,990	—	212,216
International Core Equity	—	238,908	—	276,182
Limited-Term Bond	19,235	116,217	49,068	67,571
Micro Cap Growth	—	8,500	—	7,955
Mid Cap Growth	—	91,936	—	111,026
Natural Resources	—	22,994	—	30,113
Science and Technology	—	61,869	—	69,178
Small Cap Core	—	183,371	—	210,953
Small Cap Growth	—	131,787	—	211,008
Value	—	84,485	—	128,856

140	SEMIANNUAL REPORT	2017

12.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	309	$1,502	759	$3,513	562	$2,796	2,147	$10,506
Shares issued in reinvestment of distributions to shareholders:
Class II	1,290	5,994	2,081	8,942	1,111	5,402	1,785	8,374
Shares redeemed:
Class II	(1,690)	(8,220)	(3,745)	(17,322)	(2,238)	(11,199)	(3,412)	(16,831)

Net increase (decrease)	(91)	$(724)	(905)	$(4,867)	(565)	$(3,001)	520	$2,049

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	664	$3,435	1,862	$9,418	705	$3,710	1,473	$7,586
Shares issued in reinvestment of distributions to shareholders:
Class II	10,958	54,504	16,894	79,617	14,017	71,450	22,396	106,876
Shares redeemed:
Class II	(8,968)	(46,347)	(14,455)	(72,020)	(10,940)	(58,091)	(16,989)	(86,779)

Net increase	2,654	$11,592	4,301	$17,015	3,782	$17,069	6,880	$27,683

	Pathfinder Moderately Conservative				Pathfinder Moderate – Managed Volatility
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	228	$1,178	1,086	$5,387	3,624	$19,697	23,992	$124,080
Shares issued in reinvestment of distributions to shareholders:
Class II	2,884	14,287	4,770	22,580	3,223	17,259	3,573	17,902
Shares redeemed:
Class II	(4,025)	(20,603)	(4,799)	(23,926)	(2,629)	(14,261)	(3,748)	(19,400)

Net increase (decrease)	(913)	$(5,138)	1,057	$4,041	4,218	$22,695	23,817	$122,582

2017	SEMIANNUAL REPORT	141

	Pathfinder Moderately Aggressive – Managed Volatility				Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	1,412	$7,446	3,206	$16,035	545	$2,862	3,824	$19,320
Shares issued in reinvestment of distributions to shareholders:
Class II	550	2,852	846	4,044	340	1,769	439	2,159
Shares redeemed:
Class II	(826)	(4,354)	(1,442)	(7,217)	(657)	(3,443)	(1,371)	(6,949)

Net increase	1,136	$5,944	2,610	$12,862	228	$1,188	2,892	$14,530

	Advantus Real Estate Securities				Asset Strategy
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	N/A	N/A	N/A	N/A	29	$250	N/A	N/A
Class II	359	$2,975	1,205	$10,470	1,777	14,905	5,629	$45,205
Shares issued in reinvestment of distributions to shareholders:
Class I	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class II	857	6,215	594	4,876	436	3,722	806	6,389
Shares redeemed:
Class I	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class II	(885)	(7,302)	(1,267)	(10,947)	(14,413)	(121,500)	(40,578)	(326,457)

Net increase (decrease)	331	$1,888	532	$4,399	(12,171)	$(102,623)	(34,143)	$(274,863)

	Balanced				Bond
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	849	$6,520	2,781	$21,795	4,939	$26,215	32,481	$170,660
Shares issued in reinvestment of distributions to shareholders:
Class II	2,160	15,972	8,348	59,724	1,856	9,800	1,396	7,335
Shares redeemed:
Class II	(3,552)	(27,269)	(6,576)	(51,056)	(4,209)	(22,323)	(8,739)	(46,576)

Net increase (decrease)	(543)	$(4,777)	4,553	$30,463	2,586	$13,692	25,138	$131,419

142	SEMIANNUAL REPORT	2017

	Core Equity				Dividend Opportunities
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	369	$4,095	1,042	$11,235	1,626	$12,962	5,081	$38,180
Shares issued in reinvestment of distributions to shareholders:
Class II	1,802	19,178	5,295	53,822	3,076	23,553	4,735	34,387
Shares redeemed:
Class II	(2,463)	(27,260)	(5,630)	(60,670)	(4,429)	(35,344)	(10,229)	(77,817)

Net increase (decrease)	(292)	$(3,987)	707	$4,387	273	$1,171	(413)	$(5,250)

	Energy				Global Bond
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	43	$250	N/A	N/A	N/A	N/A	N/A	N/A
Class II	3,655	22,595	11,367	$64,632	613	$3,020	905	$4,350
Shares issued in reinvestment of distributions to shareholders:
Class I	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class II	12	70	36	203	129	630	154	731
Shares redeemed:
Class I	—	—	N/A	N/A	N/A	N/A	N/A	N/A
Class II	(3,685)	(22,824)	(5,692)	(32,693)	(489)	(2,404)	(764)	(3,676)

Net increase	25	$91	5,711	$32,142	253	$1,246	295	$1,405

	Global Growth				Government Money Market
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	439	$3,827	4,632	$37,345	29,378	$29,378	93,521	$93,521
Shares issued in reinvestment of distributions to shareholders:
Class II	1,319	11,573	1,910	15,259	805	805	699	699
Shares redeemed:
Class II	(4,360)	(38,463)	(14,793)	(122,033)	(50,176)	(50,176)	(219,699)	(219,699)

Net decrease	(2,602)	$(23,063)	(8,251)	$(69,429)	(19,993)	$(19,993)	(125,479)	$(125,479)

2017	SEMIANNUAL REPORT	143

	Growth				High Income
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	N/A	N/A	N/A	N/A	24,703	$90,813	N/A	N/A
Class II	652	$7,195	3,987	$40,969	48,930	179,524	38,641	$132,978
Shares issued in reinvestment of distributions to shareholders:
Class I	N/A	N/A	N/A	N/A	978	3,461	N/A	N/A
Class II	7,846	81,580	9,263	90,043	14,325	50,714	17,143	56,542
Shares redeemed:
Class I	N/A	N/A	N/A	N/A	(323)	(1,161)	N/A	N/A
Class II	(8,847)	(96,668)	(10,722)	(111,828)	(38,351)	(141,103)	(38,034)	(129,983)

Net increase (decrease)	(349)	$(7,893)	2,528	$19,184	50,262	$182,248	17,750	$59,537

	International Core Equity				Limited-Term Bond
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	736	$12,378	8,381	$125,962	9,870	$48,225	10,035	$49,390
Shares issued in reinvestment of distributions to shareholders:
Class II	640	10,927	1,129	16,095	1,288	6,273	1,180	5,755
Shares redeemed:
Class II	(3,722)	(61,883)	(4,852)	(71,820)	(4,314)	(21,145)	(9,502)	(46,773)

Net increase (decrease)	(2,346)	$(38,578)	4,658	$70,237	6,844	$33,353	1,713	$8,372

	Micro Cap Growth				Mid Cap Growth
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	12	$250	N/A	N/A	13,229	$136,301	N/A	N/A
Class II	488	10,384	331	$6,257	1,490	14,927	7,009	$63,137
Shares issued in reinvestment of distributions to shareholders:
Class I	—	—	N/A	N/A	404	3,997	N/A	N/A
Class II	—	—	372	6,098	1,582	15,653	3,739	32,997
Shares redeemed:
Class I	—	—	N/A	N/A	(303)	(3,106)	N/A	N/A
Class II	(268)	(5,590)	(511)	(9,710)	(16,813)	(172,134)	(7,778)	(71,508)

Net increase (decrease)	232	$5,044	192	$2,645	(411)	$(4,362)	2,970	$24,626

144	SEMIANNUAL REPORT	2017

	Natural Resources				Science and Technology
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class I	N/A	N/A	N/A	N/A	10	$250	N/A	N/A
Class II	2,856	$12,294	8,519	$34,004	1,795	43,734	2,503	$52,402
Shares issued in reinvestment of distributions to shareholders:
Class I	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class II	42	179	225	875	1,199	28,274	1,068	20,982
Shares redeemed:
Class I	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Class II	(4,888)	(21,367)	(7,831)	(31,345)	(2,473)	(59,862)	(5,907)	(124,077)

Net increase (decrease)	(1,990)	$(8,894)	913	$3,534	531	$12,396	(2,336)	$(50,693)

	Small Cap Core				Small Cap Growth
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16		Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	1,182	$20,463	1,412	$23,322	744	$7,613	4,709	$45,243
Shares issued in reinvestment of distributions to shareholders:
Class II	2,444	39,265	1,981	29,736	1,060	10,680	5,356	45,145
Shares redeemed:
Class II	(2,863)	(51,331)	(4,695)	(78,394)	(7,483)	(78,318)	(6,616)	(62,768)

Net increase (decrease)	763	$8,397	(1,302)	$(25,336)	(5,679)	$(60,025)	3,449	$27,620

	Value
	Six months ended 6-30-17 (Unaudited)		Year ended 12-31-16
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class II	4,185	$25,323	3,630	$20,436
Shares issued in reinvestment of distributions to shareholders:
Class II	2,016	11,720	9,469	48,920
Shares redeemed:
Class II	(8,317)	(50,584)	(11,533)	(65,601)

Net increase (decrease)	(2,116)	$(13,541)	1,566	$3,755

13.	COMMITMENTS ($ amounts in thousands)

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. At period ended June 30, 2017, High Income had outstanding bridge loan commitments of $8,813. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations.

14.	NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by portfolios and to improve the quality and type of information that portfolios provide to the SEC and investors. In part, the new and amended rules and forms

2017	SEMIANNUAL REPORT	145

amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Portfolio’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is for reporting periods ending after August 1, 2017 while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Portfolios.

15.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Pathfinder Aggressive	$79,216	$362	$4,241	$(3,879)
Pathfinder Conservative	114,559	39	2,990	(2,951)
Pathfinder Moderate	888,923	10,417	18,298	(7,881)
Pathfinder Moderately Aggressive	1,059,434	11,287	19,144	(7,857)
Pathfinder Moderately Conservative	263,828	470	6,030	(5,560)
Pathfinder Moderate – Managed Volatility	566,790	3,987	18,410	(14,423)
Pathfinder Moderately Aggressive – Managed Volatility	90,730	59	4,009	(3,950)
Pathfinder Moderately Conservative – Managed Volatility	72,624	218	2,373	(2,155)
Advantus Real Estate Securities	45,248	2,712	2,198	514
Asset Strategy	863,973	97,429	52,208	45,221
Balanced	343,502	36,794	17,479	19,315
Bond	424,161	8,419	2,661	5,758
Core Equity	380,144	49,595	9,334	40,261
Dividend Opportunities	439,818	79,760	3,171	76,589
Energy	164,858	8,456	23,934	(15,478)
Global Bond	23,195	433	642	(209)
Global Growth	365,430	60,090	7,295	52,795
Government Money Market	393,381	—	—	—
Growth	652,262	218,969	17,673	201,296
High Income	1,028,719	30,626	45,723	(15,097)
International Core Equity	727,585	75,422	17,940	57,482
Limited-Term Bond	443,830	1,931	1,185	746
Micro Cap Growth	55,360	19,475	2,241	17,234
Mid Cap Growth	558,208	147,165	36,958	110,207
Natural Resources	134,683	5,057	17,809	(12,752)
Science and Technology	362,121	242,266	26,238	216,028
Small Cap Core	302,555	43,222	11,088	32,134
Small Cap Growth	341,472	70,280	4,919	65,361
Value	351,948	42,344	12,560	29,784

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2016 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$1,056	$4,935	$—	$—	$—
Pathfinder Conservative	1,227	4,170	—	—	—
Pathfinder Moderate	9,614	44,870	—	—	—
Pathfinder Moderately Aggressive	12,968	58,436	—	—	—
Pathfinder Moderately Conservative	2,861	11,415	—	—	—
Pathfinder Moderate – Managed Volatility	2,500	14,749	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	386	2,462	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	298	1,469	—	—	—

146	SEMIANNUAL REPORT	2017

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Advantus Real Estate Securities	$689	$5,525	$—	$—	$—
Asset Strategy	3,718	—	—	—	—
Balanced	4,124	11,843	—	—	—
Bond	8,755	1,029	—	—	—
Core Equity	1,907	17,260	—	—	—
Dividend Opportunities	5,771	17,759	—	—	—
Energy	—	—	—	—	—
Global Bond	630	—	—	—	—
Global Growth	209	11,357	—	—	—
Government Money Market	61	—	—	—	—
Growth	2,224	79,345	—	—	—
High Income	54,031	—	—	—	—
International Core Equity	10,925	—	—	—	—
Limited-Term Bond	6,271	—	—	—	—
Micro Cap Growth	—	—	—	—	—
Mid Cap Growth	—	19,649	—	—	—
Natural Resources	56	—	—	—	—
Science and Technology	—	28,285	—	—	—
Small Cap Core	34,481	4,777	—	—	—
Small Cap Growth	—	10,748	—	—	478
Value	5,818	5,871	—	—	—

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Pathfinder Aggressive	$1,209	$7,733	$2,388	$8,602
Pathfinder Conservative	1,341	7,033	1,393	7,699
Pathfinder Moderate	11,309	68,308	15,573	74,010
Pathfinder Moderately Aggressive	16,506	90,370	25,250	92,878
Pathfinder Moderately Conservative	3,428	19,152	4,252	22,153
Pathfinder Moderate—Managed Volatility	2,612	15,290	—	—
Pathfinder Moderately Aggressive—Managed Volatility	624	3,420	—	—
Pathfinder Moderately Conservative—Managed Volatility	327	1,832	80	22
Advantus Real Estate Securities	516	4,360	1,690	3,771
Asset Strategy	6,389	—	14,374	249,563
Balanced	10,433	49,291	4,735	53,174
Bond	6,593	742	8,715	—
Core Equity	8,956	44,866	12,264	70,282
Dividend Opportunities	6,264	28,123	13,525	48,640
Energy	203	—	74	652
Global Bond	731	—	701	—
Global Growth	1,644	13,615	2,105	24,394
Government Money Market	699	—	107	—
Growth	5,166	84,877	6,353	99,574
High Income	56,542	—	53,397	6,499
International Core Equity	8,908	7,187	33,624	59,824
Limited-Term Bond	5,755	—	6,695	—
Micro Cap Growth	—	6,098	—	10,594

2017	SEMIANNUAL REPORT	147

	December 31, 2016		December 31, 2015
Portfolio	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Mid Cap Growth	$4,666	$28,331	$4,693	$41,767
Natural Resources	875	—	137	—
Science and Technology	—	20,982	—	34,801
Small Cap Core	1,333	28,403	2,833	24,342
Small Cap Growth	—	45,145	—	66,812
Value	12,259	36,661	14,536	40,872

(1)Includes	short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act was December 31, 2011. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable portfolios electing to be taxed as a regulated investment company during the period end December 31, 2016:

	Pre-Enactment		Post-Enactment
Portfolio	2017	2018	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Pathfinder Aggressive	$—	$—	$—	$—
Pathfinder Conservative	—	—	—	—
Pathfinder Moderate	—	—	—	—
Pathfinder Moderately Aggressive	—	—	—	—
Pathfinder Moderately Conservative	—	—	—	—
Pathfinder Moderate — Managed Volatility	—	—	—	—
Pathfinder Moderately Aggressive — Managed Volatility	—	—	—	—
Pathfinder Moderately Conservative — Managed Volatility	—	—	—	—
Advantus Real Estate Securities	—	—	—	—
Asset Strategy	—	—	56,168	1,328
Balanced	—	—	—	—
Bond	—	—	—	—
Core Equity	—	—	—	—
Dividend Opportunities	—	—	—	—
Energy	1,950	432	6,826	12,475
Global Bond	—	—	296	704
Global Growth	—	—	—	—
Government Money Market	—	—	—	—
Growth	—	—	—	—
High Income	—	—	3,435	47,048
International Core Equity	—	—	9,697	—
Limited-Term Bond	—	—	333	2,796
Micro Cap Growth	—	—	109	—
Mid Cap Growth	—	—	—	—
Natural Resources	—	—	4,944	42,180
Science and Technology	—	—	—	—
Small Cap Core	—	—	—	—
Small Cap Growth	—	—	—	—
Value	—	—	—	—

148	SEMIANNUAL REPORT	2017

16.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, “Waddell & Reed”) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (the “SEC Order”), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

Pursuant to the terms of the SEC order, the $50 million in disgorgement and civil penalties, plus accrued interest (the “Fair Fund”), must be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R and as approved by the SEC, using a distribution methodology acceptable to the Funds’ Disinterested Trustees. The SEC Order also required that the independent distribution consultant develop the distribution methodology pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. On July 15, 2014, the SEC ordered that the Fair Fund be distributed to investors as provided for in the distribution plan.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available on the SEC’s website at www.sec.gov.

2017	SEMIANNUAL REPORT	149

PROXY VOTING INFORMATION	IVY VIP

Proxy Voting Guidelines

A description of the policies and procedures Ivy Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

150	SEMIANNUAL REPORT	2017

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY VIP

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

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THE IVY VARIABLE INSURANCE PORTFOLIOS FAMILY

Global/International Portfolios

Global Growth

International Core Equity

Domestic Equity Portfolios

Core Equity

Dividend Opportunities

Growth

Micro Cap Growth

Mid Cap Growth

Small Cap Core1

1(formerly known as Small Cap Value)

Small Cap Growth

Value

Fixed Income Portfolios

Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolio

Government Money Market

Specialty Portfolios

Advantus Real Estate Securities1

1(formerly known as Real Estate Securities)

Asset Strategy

Balanced

Energy

Natural Resources1

1(formerly known as Global Natural Resources)

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Science and Technology

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

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SEMIANN-IVYVIP (06-17)

ITEM 2.	CODE OF ETHICS

Required in annual report only.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

2

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	September 7, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	September 7, 2017